    As filed with the Securities and Exchange Commission on April 16, 1997

                                                           File No. 333-07465

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 1
                                   TO FORM S-6


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust:  Separate Account VL I

B.   Name of depositor:  Hartford Life Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:


     Margaret E. Hankard, Esq.
     Hartford Life Insurance Companies
     P.O. Box 2999
     Hartford,  06104-2999

     It is proposed that this filing will become effective:

     ___  immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_  on May 1, 1997 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on or about February 28, 1997.


F.   Proposed maximum aggregate offering price to the public of the securities
     being registered:   Not yet determined.


G.   Amount of filing fee:  Not applicable.


H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

Item No. of
Form N-8B-2       CAPTION IN PROSPECTUS
-----------       ---------------------
    1.            Cover page

    2.            Cover page

    3.            Not applicable

    4.            The Company; Distribution of the Policies

    5.            Summary - Separate Account VL I; Separate
                  Account VL I - General

    6.            Separate Account VL I - General

    7.            Not required by Form S-6

    8.            Not required by Form S-6

    9.            Legal Proceedings

    10.           Summary; Separate Account VL I - Funds; The Policy
                  - Application for a Policy; Detailed Description of Policy Benefits and Provisions; Other Matters - Voting Rights, Dividends

    11.           Summary; Separate Account VL I - Funds

    12.           Summary; Separate Account VL I - Funds

    13.           Deductions and Charges from the Account Value;
                  Distribution of the Policies; Federal Tax
                  Considerations

    14.           Detailed Description of Policy Benefits and
                  Provisions - Application for a Policy

Item No. of
Form N-8B-2       CAPTION IN PROSPECTUS
-----------       ---------------------
    15.           Detailed Description of Policy Benefits and
                  Provisions - Allocation of Premium Payments

    16.           Separate Account VL I - Funds; Detailed
                  Description of Policy Benefits and
                  Provisions - Allocation of Premium Payments

    17. Summary; Detailed Description of Policy Benefits and Provisions - Cash Value and Amount Payable on Surrender of the Policy, The Right to Examine or Exchange the Policy and Surrender/Continuation Options.

    18.           Separate Account VL I - Funds; Deduction and
                  Charges from the Account Value; Federal Tax
                  Considerations

    19.           Other Matters - Statements to Policy Owners

    20.           Not applicable

    21.           Detailed Description of Policy Benefits and
                  Provisions - Policy Loans

    22.           Not applicable

    23.           Safekeeping of the Separate Account Assets

    24.           Other Matters - Assignment

    25.           The Company

    26.           Not applicable

    27.           The Company

    28.           The Company; Management

    29.           The Company

    30.           Not applicable

Item No. of
Form N-8B-2       CAPTION IN PROSPECTUS
-----------       ---------------------
    31.           Not applicable

    32.           Not applicable

    33.           Not applicable

    34.           Not applicable

    35.           Distribution of the Policies

    36.           Not required by Form S-6

    37.           Not applicable

    38.           Distribution of the Policies

    39.           The Company; Distribution of the Policies

    40.           Not applicable

    41.           The Company; Distribution of the Policies

    42.           Not applicable

    43.           Not applicable

    44.           Detailed Description of Policy Benefits and
                  Provisions - Allocation of Premium Payments

    45.           Not applicable

    46.           Detailed Description of Policy Benefits and
                  Provision - Cash Value

    47.           Separate Account VL I - Funds

    48.           Cover page; The Company

    49.           Not applicable

Item No. of
Form N-8B-2       CAPTION IN PROSPECTUS
-----------       ---------------------
    50.           Separate Account VL I - General

    51.           Summary; The Company; Detailed Description of
                  Policy Benefits and Provisions; Other Matters -
                  Beneficiary

    52.           Separate Account VL I - Funds, Investment
                  Advisers

    53.           Federal Tax Considerations

    54.           Not applicable

    55.           Not applicable

    56.           Not required by Form S-6

    57.           Not required by Form S-6

    58.           Not required by Form S-6

    59.           Not required by Form S-6

                          STAG VARIABLE LIFE ARTISAN
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                    POLICY
                         PROSPECTUS DATED: MAY 1, 1997
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                       HARTFORD, CONNECTICUT 06104-2999
   [LOGO]                  TELEPHONE: 1-800-243-5453

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes a flexible premium variable life insurance policy (the "Policy") offered by Hartford Life Insurance Company ("Hartford") to applicants generally between ages 0 and 80. The Policy allows considerable flexibility in selecting the timing and amount of premium payments for the chosen amount of Death Benefit.


The Policy provides for a Death Benefit payable at the death of the Insured. The Policy Owner may select one of three Death Benefit Options; a level amount equal to the Face Amount ("Option A"), a variable amount equal to the Face Amount plus the Account Value ("Option B"), or an increasing amount equal to the Face Amount plus a return of premium ("Option C"). The required minimum initial Face Amount is generally $25,000.


Under all three options, the Policy has Account Values which increase with the payment of each premium and which decrease to reflect fees and charges made by Hartford. These fees and charges vary depending on such factors as the Face Amount, the age of the Insured and the level of the premium paid. The Account Value of a Policy will fluctuate to reflect the investment experience of the Funds to which the premium payment(s) has been allocated. The Policy Owner bears the investment risk for all amounts so allocated.


If a Policy is surrendered during the first two Policy Years, the Cash Surrender Value may be adjusted upward to reflect a reduced Surrender Charge.


There is no guaranteed minimum Account Value for a Policy. However, if the Death Benefit guarantee is in effect (see "Detailed Description of Policy Benefits and Provisions -- Death Benefit," page 13), the Policy will not lapse due to poor investment performance.



The initial Net Premium will be allocated to Hartford Money Market Sub-Account and after the Right to Examine Period has expired, to one or more of the Sub-Accounts or to the Fixed Account as specified in the Policy Owner's application. The Funds underlying the Sub-Accounts presently are: Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Stock Fund, Inc. and HVA Money Market Fund, Inc. (the "Hartford Funds") of Hartford Mutual Funds, each of which is managed by HL Investment Advisors, Inc.; Putnam VT Diversified Income Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT Global Asset Allocation Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund (the "Putnam Funds") of the Putnam Variable Trust, each of which is managed by Putnam Investment Management, Inc. ("Putnam Management"); and the VIP Equity-Income Portfolio and VIP Overseas Portfolio of the Variable Insurance Products Fund and the VIP II Asset Manager Portfolio of the Variable Insurance Products Fund II, each of which is managed by Fidelity Management & Research Company (the "Fidelity VIP Funds," and collectively with the Hartford Funds and the Putnam Funds, the "Funds").


--------------------------------------------------------------------------------

IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.
--------------------------------------------------------------------------------

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
   ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
     CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

THE DATE OF THIS PROSPECTUS IS MAY 1, 1997

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    4
 SUMMARY...............................................................    6
 DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS................    9
   General.............................................................    9
   Premium.............................................................    9
     Premium Payment Flexibility.......................................    9
     Allocation of Premium Payments....................................    9
     Accumulation Units................................................   10
     Accumulation Unit Values..........................................   10
     Premium Limitation................................................   10
   Account Values......................................................   10
     Amount Payable on Surrender of the Policy.........................   10
     Sales Load Refund.................................................   11
     Withdrawals.......................................................   11
   Transfers of Account Value..........................................   11
     Amount and Frequency of Transfers.................................   11
     Transfers to or from Sub-Accounts.................................   11
     Transfers from the Fixed Account..................................   11
     Dollar Cost Averaging Option......................................   12
   Policy Loans........................................................   12
     Preferred Loan....................................................   12
     Loan Interest.....................................................   12
     Credited Interest.................................................   12
     Loan Repayments...................................................   12
     Termination Due to Excessive Indebtedness.........................   12
     Effect of Loans on Account Value..................................   12
   Death Benefit.......................................................   13
     Death Benefit Options.............................................   13
     Option Change.....................................................   13
     Death Benefit Guarantee...........................................   13
     Minimum Death Benefit.............................................   13
     Increases and Decreases in Face Amount............................   14
   Benefits at Maturity................................................   14
   Lapse and Reinstatement.............................................   14
     Policy Lapse and Grace Period.....................................   14
     Death Benefit Guarantee Default and Grace Period..................   14
     Reinstatement.....................................................   15
   The Right to Examine or Exchange the Policy.........................   15
   Withdrawal..........................................................   15
     Administrative Expense Surrender Charge...........................   15
     Sales Surrender Charge............................................   15
     Valuation of Payments and Transfers...............................   16
   Application for a Policy............................................   16
   Reduced Charges for Eligible Groups.................................   16
   Deductions from the Premium.........................................   16
     Premium Tax Charge and Federal Tax Charge.........................   16
     Front-End Sales Load..............................................   16
     Examples of Front-End Sales Loads/Impact of Refund of Sales
      Load.............................................................   17
   Deductions and Charges from the Account Value.......................   18
     Monthly Deduction Amounts.........................................   18
     Charges Against the Funds.........................................   19
     Taxes.............................................................   20
 THE COMPANY...........................................................   20
 SEPARATE ACCOUNT VL I.................................................   20
   General.............................................................   20
   Funds...............................................................   20
     Hartford Funds....................................................   20

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------


                                                                         PAGE
                                                                         ----
     Putnam Funds......................................................   21
     Fidelity VIP Funds................................................   21
   Investment Adviser..................................................   22
     Hartford Funds....................................................   22
     Putnam Funds......................................................   23
     Fidelity VIP Funds................................................   23
 THE FIXED ACCOUNT.....................................................   23
 OTHER MATTERS.........................................................   23
   Voting Rights.......................................................   23
   Statements to Policy Owners.........................................   24
   Limit on Right to Contest...........................................   24
   Misstatement as to Age..............................................   24
   Payment Options.....................................................   24
   Beneficiary.........................................................   25
   Assignment..........................................................   25
   Dividends...........................................................   25
 SUPPLEMENTAL BENEFITS.................................................   25
   Maturity Date Extension Rider.......................................   25
   Term Insurance Rider................................................   25
   Deduction Amount Waiver Rider.......................................   25
   Waiver of Specified Amount Disability Benefit Rider.................   25
   Accidental Death Benefit Rider......................................   25
 EXECUTIVE OFFICERS AND DIRECTORS......................................   26
 DISTRIBUTION OF THE POLICY............................................   27
 SAFEKEEPING OF SEPARATE ACCOUNT VL I'S ASSETS.........................   27
 FEDERAL TAX CONSIDERATIONS............................................   27
   General.............................................................   27
   Taxation of Hartford and the Separate Account.......................   28
   Income Taxation of Contract Benefits................................   28
   Modified Endowment Contracts........................................   28
   Estate and Generation Skipping Taxes................................   29
   Diversification Requirements........................................   29
   Ownership of the Assets in the Separate Account.....................   29
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   30
   Federal Income Tax Withholding......................................   30
   Non-Individual Ownership of Contracts...............................   30
   Other...............................................................   30
   Life Insurance Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   30
 LEGAL PROCEEDINGS.....................................................   30
 LEGAL MATTERS.........................................................   30
 EXPERTS...............................................................   30
 REGISTRATION STATEMENT................................................   31
 APPENDIX A ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
   SURRENDER VALUES....................................................   32
 FINANCIAL STATEMENTS..................................................   44


                 THE POLICY MAY NOT BE AVAILABLE IN ALL STATES.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: An amount used to determine certain Policy benefits and charges equal to the total of all amounts in the Fixed Account, the Loan Account and the Sub-Accounts.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.

CASH SURRENDER VALUE: The Cash Value less all Indebtedness.

CASH VALUE: The Account Value less any applicable Surrender Charges.

CODE: The Internal Revenue Code of 1986, as amended.


COST OF INSURANCE: An amount deducted as part of the Monthly Deduction Amount to help cover Hartford's anticipated mortality costs and other expenses.


CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: The premium required to maintain the Death Benefit guarantee.

DATE OF ISSUE: The date from which the Suicide and Incontestability provisions are measured.

DEATH BENEFIT: On the Policy Date, the Death Benefit equals the Face Amount. Thereafter, it may change in accordance with the terms of the Death Benefit Option provision, the Minimum Death Benefit provision, the Death Benefit Guarantee provision and the Withdrawals provision.

DEATH BENEFIT GUARANTEE PREMIUM: The amount of monthly premium shown in the Policy's specifications page required to keep the Death Benefit guarantee available and used to calculate the Cumulative Death Benefit Guarantee Premium.

DEATH BENEFIT OPTION: The Death Benefit Option in effect determines how the Death Benefit is calculated. The three Death Benefit Options provided are described in the Death Benefit section of this Prospectus.

DEATH PROCEEDS: The amount which We will pay on the death of the Insured. This amount equals the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a Grace Period.

FACE AMOUNT: On the Policy Date, the Face Amount equals the initial Face Amount. The Face Amount may be increased or decreased, in accordance with the terms of the Policy.


FIXED ACCOUNT: Portion of Account Value invested in the General Account of Hartford.


FIXED ACCOUNT MINIMUM CREDITED RATE: The minimum rate credited to amounts allocated to the Fixed Account.

FUNDS: The registered open-end management investment companies in which assets of the Separate Account may be invested.


GENERAL ACCOUNT: All assets of Hartford other than those allocated to its separate accounts.


GRACE PERIOD: The 61 day period between the day Your policy goes into default and the day on which Your policy terminates.


HARTFORD: Hartford Life Insurance Company.


IN WRITING: In a written form satisfactory to Us.

INDEBTEDNESS: All loans taken on the Policy, plus any interest due or accrued minus any loan repayments.

INSURED: The person on whose life the Policy is issued.


ISSUE AGE: As of the Policy Date, the age of the Insured on his/her last birthday.


LOAN ACCOUNT: An account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. Amounts are held as collateral and are credited with interest at the Fixed Account Minimum Credited Rate. Amounts are not subject to the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The Policy Date and the same date in each succeeding month as the Policy Date except that, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed the next Valuation Day.

MONTHLY DEDUCTION AMOUNT: The charges deducted from the Account Value on the Monthly Activity Date.

NATIONAL SERVICE CENTER: Located in Minneapolis, Minnesota.

NET PREMIUM: The amount of premium credited to the Account Value. It is the premium paid minus any deductions from premium.

OPTION C LIMIT: The maximum amount that will be returned in addition to the Face Amount under the Option C (Return of Premium) Death Benefit. See the Policy's specifications page.

PLANNED PREMIUM: The amount of premium that You intend to pay as indicated on the application and shown on the Policy's specifications page.


POLICY: A flexible premium variable life insurance policy issued by Hartford, as described in this Prospectus.


POLICY ANNIVERSARY: An anniversary of the Policy Date.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

POLICY DATE: The date from which Policy Anniversaries and Policy Years are determined.

POLICY OWNER: The person having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

POLICY YEARS: Annual periods computed from the Policy Date.

PREFERRED LOAN: A portion of the Indebtedness on which a lower interest rate is charged.

PRO RATA BASIS: An allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SCHEDULED MATURITY DATE: The date on which the Policy will mature, unless extended by rider.


SEPARATE ACCOUNT: An account established by Hartford to separate the assets funding the Policy from other assets of Hartford; in this case, "Separate Account VL I."


SUB-ACCOUNT: The subdivisions of the Separate Account.

SURRENDER CHARGE: A charge that may be assessed if the Face Amount is decreased or You surrender the Policy.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.


VALUATION PERIOD: The period between the close of business on successive Valuation Days.


WE, US, OUR: Hartford Life Insurance Company.


YOU, YOUR: The Policy Owner.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

-------------------------------------------
                                    SUMMARY

--------------------------------   THE POLICY


    The flexible premium variable life insurance Policy offered by this Prospectus is funded by a Fixed Account and Separate Account VL I, a separate account established by Hartford pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. Separate Account VL I is presently comprised of 22 sub-accounts (the "Sub-Accounts" and each individually a "Sub-Account"), each of which invests exclusively in one of the underlying Funds. If an initial premium is submitted with an application for a Policy, it will be allocated to the Hartford Money Market Sub-Account. At a later date, the values in the Hartford Money Market Sub-Account will be allocated to one or more of the Sub-Accounts or the Fixed Account as specified in the Policy Owner's application. This later date is the latest of: (1) 45 days after the application is signed; (2) ten days after We mail or personally deliver a Notice of Withdrawal Right; (3) ten days after We receive the premium; and (4) the date We receive the final requirement to put the Policy in force. The Policy is credited with units ("Accumulation Units") in each selected Sub-Account, the assets of which are invested in the applicable Fund. A Policy Owner may transfer amounts invested among the Sub-Accounts and the Fixed Account subject to a transfer charge. See "Detailed Description of Policy Benefits and Provisions -- Transfers of Account Value," page 11.



    The Policy is first and foremost a life insurance policy with death benefits, cash values and other features traditionally associated with life insurance. The Policy is called "flexible premium" because, once the desired level and pattern of death benefits have been determined, You have considerable flexibility in choosing the timing and amount of premium to be paid. The Policy is called "variable" because, unlike the fixed benefits of an ordinary whole life insurance policy, the Account Value will, and the Death Benefit may, increase or decrease depending on the investment experience of the Funds to which the Net Premium(s) has been allocated.


---------------------------------------------------
                             POLICY DESIGN OPTIONS

    The Policy is designed to be flexible to give You the ability to select options that are tailor-made for Your specific life insurance needs.

    The Policy design options fall into three major categories:

1. Death Benefit Options -- These allow You to select various levels and patterns of Death Benefits.


2. Investment Options -- Currently, the Policy offers 23 investment options from which to choose. You can allocate Your Account Value among up to nine of these options. (Hartford reserves the right to increase the number of allocable investment options to more than nine.) These include the twenty-two variable Sub-Accounts and the Fixed Account.


3. Premium Options -- You have the flexibility to choose, within limits, the amount and frequency of premium payments.

---------------------------------------------------
                                 DEATH BENEFIT


    The Policy features three Death Benefit Options. The Death Benefit can be level and equal to the Face Amount ("Option A"), fluctuate and equal the Face Amount plus Return of Account Value ("Option B") or increase and equal the Face Amount plus the sum of premium paid, subject to the Option C Limit ("Option C"). At the death of the Insured, We will pay the Death Proceeds to the Beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy and less any due and unpaid Monthly Deduction Amount occurring during a Grace Period. See "Detailed Description of Policy Benefits and Provisions -- Death Benefit," page 13.


---------------------------------------------------
                                    PREMIUM


    You have considerable flexibility as to when and in what amounts You pay premiums. Prior to issue, You choose a Planned Premium, within a range determined by Hartford based on the Face Amount and sex of the Insured (except where unisex rates apply), Issue Age and risk classification.



    The Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts or the Death Benefit guarantee is available. See "Detailed Description of Policy Benefits and Provisions -- Lapse and Reinstatement," page 14.



    The minimum premium is $50. We reserve the right to refund the excess premium that would cause the Policy to fail to meet the definition of life insurance under the Code. We reserve the right to require evidence of insurability for any premium that results in an increase in the Death Benefit greater than the amount of the premium. Any premium in excess of $1,000,000 is subject to Hartford's approval.



    There are circumstances (usually if a Policy Owner wants to prefund future benefits in seven years or less) when the Policy may become a Modified Endowment Contract under federal tax law. If it does, loans and other predeath distributions are includable in gross income on an income-first basis. A 10% penalty tax may be imposed on income distributed before the Policy Owner attains age 59 1/2. You are advised to consult a qualified tax adviser before taking steps that may affect whether the Policy becomes a Modified

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------


Endowment Contract. See "Federal Tax Considerations -- Modified Endowment Contracts," page 28, for a discussion of the "seven-pay test."


---------------------------------------------------
                             SEPARATE ACCOUNT VL I


    Separate Account VL I is a separate account established by Hartford pursuant to the insurance laws of the State of Connecticut and organized as a registered unit investment trust under the Investment Company Act of 1940. Separate Account VL I meets the definition of "separate account" under federal securities law. Separate Account VL I is comprised of Sub-Accounts, each of which invests exclusively in one of the Funds. Each Hartford Fund is organized as a corporation under the laws of the State of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Putnam Funds are portfolios of Putnam Variable Trust (formerly named Putnam Capital Manager Trust), a Massachusetts business trust organized on September 24, 1987 that is an open-end, series investment company with multiple portfolios or funds registered under the Investment Company Act of 1940. The Fidelity VIP Funds are portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II, two diversified open-end management investment companies, each with multiple portfolios and organized as a Massachusetts business trust. The VIP Equity-Income Portfolio and VIP Overseas Portfolio are portfolios of the Variable Insurance Products Fund, organized on November 13, 1981. The VIP II Asset Manager Portfolio is a portfolio of the Variable Insurance Products Fund II, organized on March 21, 1988. Registration under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies by the Securities and Exchange Commission. The shares of the Funds are sold to Separate Account VL I and to other separate accounts of Hartford or its affiliates which fund similar annuity or life insurance products.



    Currently, the Funds are Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Stock Fund, Inc. and HVA Money Market Fund, Inc.; Putnam VT Diversified Income Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT Global Asset Allocation Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund; and the VIP Equity-Income Portfolio, VIP Overseas Portfolio and VIP II Asset Manager Portfolio. Applicants should read the prospectus for each of the Funds accompanying this Prospectus in connection with the purchase of a Policy. The investment objectives of each of the Funds are as set forth in "Separate Account VL I," page 20.



    The investment adviser for the Hartford Funds is HL Investment Advisors, Inc. ("HL Advisors"), a wholly-owned subsidiary of Hartford Life Insurance Company. HL Advisors retains Wellington Investment Management, L.L.P. as an sub-investment adviser with respect to certain of the Hartford Funds. In addition, HL Advisors has entered an investment services agreement with Hartford Investment Management Company, Inc. ("HIMCO") for the provision of investment services for certain of the Hartford Funds. The Putnam Funds are advised by Putnam Management, a subsidiary of The Putnam Investments, Inc. The Fidelity VIP Funds are managed by Fidelity Management & Research Company. See "Separate Account VL I," page 20.


---------------------------------------------------
                                 FIXED ACCOUNT


    Premium payments and Account Values allocated to the Fixed Account become part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of insurance company general accounts.


---------------------------------------------------
                          DEDUCTIONS FROM THE PREMIUM

    Before allocating the premium to the Account Value, a deduction as a percentage of premium is made for the premium tax and federal tax charge and front-end sales load. The amount of each premium allocated to the Account Value is Your Net Premium.

---------------------------------------------------
                             PREMIUM TAX CHARGE AND
                               FEDERAL TAX CHARGE


    We deduct, as a premium tax charge, a percentage of each premium to cover premium-based taxes assessed against Hartford by a state or other governmental entity. This percentage will vary depending on the tax rates in effect there and is based on the actual tax imposed. The range is generally between 0% and 4%. We also deduct a current charge of 1.25% of each premium for federal taxes imposed under Section 848 of the Code.


---------------------------------------------------
                              FRONT-END SALES LOAD

    The front-end sales load is a charge deducted from each premium payment. The current and maximum front-end sales load for premium is 5.0% in the first Policy Year and 2.0% in Policy Years 2 through 10. After Policy Year 10, the front-end sales load is currently 0%. We reserve the right to charge a maximum of 2.0%.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

---------------------------------------------------
                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE

    On each Monthly Activity Date, We will subtract the Monthly Deduction Amount from Your Account Value. This will be taken on a Pro Rata Basis from the Fixed Account and Sub-Accounts.

    The Monthly Deduction Amount equals:

1.  the Cost of Insurance; plus

2.  the Monthly Administrative Charge; plus
3.  the Mortality and Expense Risk Charge; plus

4.  the charges for additional benefits provided by rider, if any.


    Hartford may also set up a provision for income taxes against the assets of Separate Account VL I. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges from the Account Value," page 18, and "Federal Tax Considerations," page 27.


    Applicants should review the prospectuses for the Funds which accompany this Prospectus for a description of the charges assessed against the assets of each of the Funds.

---------------------------------------------------
                                 ACCOUNT VALUE
    As with many other types of insurance policies, each Policy will have an Account Value. The Account Value of a Policy will increase to reflect interest credited to the Fixed Account and Loan Account (when applicable) and any premium payments. The Account Value of a Policy will decrease to reflect deductions for the Monthly Deduction Amount and any withdrawals. The Account Value of a Policy will vary to reflect the investment experience of the underlying Funds. There is no minimum guaranteed Account Value and the Policy Owner bears the risk of the investment in the Funds. However, if the Death Benefit guarantee is available, the Policy will not lapse due to poor investment performance. See "Detailed Description of Policy Benefits and Provisions -- Account Values," page 10.

---------------------------------------------------
                                  POLICY LOAN


    A Policy Owner may obtain a cash loan from Hartford. The loan is secured by the Policy. At the time a loan is requested, the Indebtedness (including the currently applied for loan) may not exceed the Cash Surrender Value. See "Detailed Description of Policy Benefits and Provisions -- Policy Loans," page 12.


---------------------------------------------------
                           CHARGES AGAINST THE FUNDS


    Separate Account VL I purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative and other expenses already deducted from the assets of the Funds. These charges are described herein. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges from the Account Value -- Charges Against the Funds," page 19.



    The following table shows total fund operating expenses for the year ending December 31, 1996 for the Funds:



                                                             TOTAL FUND
                                   MANAGEMENT      OTHER      OPERATING
FUND NAME                             FEES       EXPENSES     EXPENSES
--------------------------------  ------------  -----------  -----------
Hartford Advisers Fund..........     0.615%         0.017%      0.632%
Hartford Bond Fund..............     0.490%         0.030%      0.520%
Hartford Capital Appreciation
 Fund...........................     0.629%         0.017%      0.646%
Hartford Dividend and Growth
 Fund...........................     0.709%         0.017%      0.726%
Hartford Index Fund.............     0.374%         0.019%      0.393%
Hartford International
 Opportunities Fund.............     0.691%         0.095%      0.786%
Hartford Mortgage Securities
 Fund...........................     0.424%         0.029%      0.453%
Hartford Stock Fund.............     0.441%         0.016%      0.457%
HVA Money Market Fund...........     0.423%         0.021%      0.444%
Putnam VT Diversified Income
 Fund...........................     0.70%          0.13%       0.83%
Putnam VT Global Asset
 Allocation Fund................     0.68%          0.15%       0.83%
Putnam VT Global Growth Fund....     0.60%          0.16%       0.76%
Putnam VT Growth and Income
 Fund...........................     0.49%          0.05%       0.54%
Putnam VT High Yield Fund.......     0.68%          0.08%       0.76%
Putnam VT Money Market Fund
 (1)............................     0.45%          0.10%       0.55%
Putnam VT New Opportunities
 Fund...........................     0.63%          0.09%       0.72%
Putnam VT US Government and High
 Quality Bond Fund..............     0.62%          0.07%       0.69%
Putnam VT Utilities Growth and
 Income Fund (2)................     0.69%          0.09%       0.78%
Putnam VT Voyager Fund..........     0.57%          0.06%       0.63%
Fidelity VIP Equity-Income
 Portfolio......................     0.51%          0.07%       0.58%
Fidelity VIP Overseas
 Portfolio......................     0.76%          0.17%       0.93%
Fidelity VIP II Asset Manager
 Portfolio (3)..................     0.64%          0.10%       0.74%


--------------------------


(1) Other expenses for Putnam VT Money Market Fund have been restated to reflect the cost of certain insurance purchased by such Fund. See "Putnam VT Money Market Fund -- Insurance" in the Fund's prospectus accompanying this Prospectus. Actual other expenses and total Fund operating expenses were 0.08% and 0.53%, respectively.



(2) On July 11, 1996, shareholders approved an increase in the fees payable to Putnam Management under the management contract for Putnam VT Utilities Growth and Income Fund. The management fees and total expenses shown in the table have been restated to reflect the increase. Actual management fees and total expenses were 0.64% and 0.73%, respectively.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Absent these reductions, the total operating expenses presented in the table would have been 0.56% for Fidelity VIP Equity Income Portfolio, 0.92% for Fidelity VIP Overseas Portfolio and 0.73% for Fidelity VIP II Asset Manager Portfolio.


---------------------------------------------------
                  THE RIGHT TO EXAMINE OR EXCHANGE THE POLICY


    An applicant has a limited right to return his or her Policy for cancellation. If the applicant returns the Policy within: (1) ten days after delivery of the Policy; (2) ten days after We mail or personally deliver a Notice of Withdrawal Right; or (3) 45 days after completion of the application, whichever is latest (subject to applicable state regulation), Hartford will return to the applicant, within seven days thereafter, the greater of the premium paid, less any Indebtedness, or the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under Policy or by the Funds for taxes, charges or fees.


    In addition, once the Policy is in effect it may be exchanged during the first 24 months after its Date of Issue for a non-variable life insurance policy offered by Us on the life of the Insured without submitting proof of insurability.

---------------------------------------------------
                                   SURRENDER


    At any time prior to the Scheduled Maturity Date, provided the Policy has a Cash Surrender Value, you may surrender the Policy. During the first 15 Policy Years, a Surrender Charge will apply. The Surrender Charge consists of two component charges: an administrative expenses surrender charge and a sales surrender charge. See "Detailed Description of Policy Benefits and Provisions -- Withdrawal," page 15.


---------------------------------------------------
                                TAX CONSEQUENCES


    The current federal tax law generally excludes all death benefit payments from the gross income of the Policy beneficiary. See "Federal Tax
Considerations," page 27.


---------------------------------------------------
                         DETAILED DESCRIPTION OF POLICY
                            BENEFITS AND PROVISIONS

--------------------------------    GENERAL

    This Prospectus describes a flexible premium variable life insurance policy that has considerable flexibility in selecting the timing and amount of premium payments.

---------------------------------------------------
                                    PREMIUM

PREMIUM PAYMENT FLEXIBILITY


    You have considerable flexibility as to when and in what amounts You pay premiums.



    Prior to issue, You can choose a Planned Premium, within a range determined by Hartford based on the Face Amount and the Insured's sex (except where unisex rates apply), Issue Age and risk classification. We will send You premium notices for Planned Premium. The notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted from Your checking account on a monthly basis. The Planned Premium and payment mode You selected are shown on the Policy's specifications page. You may change the Planned Premium at any time, subject to Our minimum amount rules then in effect.



    The Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts or the Death Benefit guarantee is available. See, also, "-- Lapse and Reinstatement," page 14, for more details.


ALLOCATION OF PREMIUM PAYMENTS

    The initial Net Premium will be allocated to the Hartford Money Market Sub-Account on the later of the Policy Date or the date We receive the premium.

    The value in this Hartford Money Market Sub-Account will then be allocated to the Fixed Account and Sub-Accounts according to the premium allocation specified in the application on the latest of: (1) 45 days after the application is signed; (2) ten days after We receive the premium; (3) ten days after We mail or personally deliver a Notice of Withdrawal Right; and (4) the date We receive the final requirement to put the Policy in force ("free-look end date").

    Any additional Net Premium received prior to the free-look end date will be allocated to the Hartford Money Market Sub-Account.


    You may change Your premium allocation by request In Writing. Portions allocated to the Fixed Account and Sub-

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


Accounts must be whole percentages. Subsequent Net Premiums will be allocated to the Fixed Account and Sub-Accounts according to Your most recent instructions, subject to the following. Currently, the Account Value may be allocated to no more than nine Sub-Accounts. (Hartford reserves the right to increase the number of allocable investment options to more than nine.) If We receive a premium and Your most recent allocation instructions would violate this requirement, We will allocate the Net Premium to the Fixed Account and Sub-Accounts on a Pro-Rata Basis.



    You will receive several different types of notification as to what Your current premium allocation is. The initial allocation chosen by the Policy Owner is shown in the Policy. Each transactional confirmation received after a premium payment will show how that Net Premium has been allocated. In addition, each quarterly statement summarizes the current premium allocation in effect for that Policy.


ACCUMULATION UNITS

    Net Premium allocated to the Sub-Accounts are used to credit Accumulation Units to those Sub-Accounts.


    The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to Hartford Money Market Sub-Account and the amount credited to the Fixed Account, will be determined first by multiplying the Net Premium by the appropriate allocation percentage to determine the portion to be invested in the Fixed Account or Sub-Account. Each portion to be invested in a Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed following receipt of the payment.


ACCUMULATION UNIT VALUES

    The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund. It will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a Net Investment Factor for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


    All valuations in connection with a Policy, e.g., with respect to determining Account Value, in connection with Policy loans, or in calculation of Death Benefits or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium payment, other than the initial premium payment, will be made on the date the request or payment is received by Hartford at the National Service Center if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


PREMIUM LIMITATION


    If a premium is received which would cause the Policy to fail to meet the definition of a life insurance contract in accordance with the Code, We reserve the right to refund the excess premium. We will refund such premium and interest thereon within 60 days after the end of a Policy Year.


    We reserve the right to require evidence of insurability for any premium that results in an increase in the Death Benefit greater than the amount of the premium.


    The minimum subsequent premium is $50. Any premium in excess of $1,000,000 is subject to Hartford's approval.


---------------------------------------------------
                                 ACCOUNT VALUES

    The Policy will have an Account Value. There is no minimum guaranteed Account Value. The Account Value of a Policy changes on a daily basis and will be computed on each Valuation Day. The Account Value of a Policy will increase to reflect interest credited to the Fixed Account and Loan Account (when applicable) and any premium payments. The Account Value will decrease to reflect deductions for the Monthly Deduction Amount and any withdrawals. The Account Value will vary to reflect the investment experience of the underlying Funds.


    The Account Value of a particular Policy is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which premium payments on the Policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Sub-Account as of the Valuation Day by the current Accumulation Unit Value of that Sub-Account and then summing the result for all the Sub-Accounts. The Account Value of a Policy equals the Account Value in the Sub-Accounts plus the value of the Fixed and Loan Accounts. The Cash Value equals the Account Value less any applicable Surrender Charges. The Cash Surrender Value, which is the net amount available upon surrender of the Policy, is the Cash Value less any Indebtedness. See "-- Premium -- Accumulation Unit Values," page 10.


AMOUNT PAYABLE ON SURRENDER OF THE POLICY


    As long as the Policy is in effect, a Policy Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Policy. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Policy Owner's written request or the date requested by the Policy Owner, whichever is later. The Cash Surrender Value equals the Cash Value less any Indebtedness. The Policy will terminate on the date of receipt of

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------


the request In Writing, or the date the Policy Owner requests the surrender to be effective, whichever is later.


SALES LOAD REFUND


    If a Policy is surrendered during the first two Policy Years, the Cash Surrender Value may be adjusted upward to reflect a reduced Surrender Charge. For purposes of the Policy, the reduction in Surrender Charge will be equal to the excess, if any, of the sum of the actual front-end sales load and the Surrender Charge to date over the sum of 30% of payments in aggregate amount less than or equal to one Guideline Annual Premium plus 10% of payments in aggregate amount greater than one Guideline Annual Premium but not more than two Guideline Annual Premiums.



    For purposes of the Policy, "Guideline Annual Premium" means the level annual premium payment necessary to provide the future benefits under the Policy through maturity, based on certain assumptions specified under the federal securities laws. These assumptions include mortality charges based on the 1980 Commissioners' Standard Ordinary Smoker or Non-Smoker (CSO) Table, an assumed annual net rate of return of 5% per year and deduction of the fees and charges specified in the Policy. The Guideline Annual Premium is only used in limiting front-end sales loads and Surrender Charges.


WITHDRAWALS


    One withdrawal is allowed each calendar month. The minimum withdrawal allowed is $500. The maximum withdrawal is the Cash Surrender Value less $1,000. If the Death Benefit Option then in effect is Option A or Option C, the Face Amount is decreased by an amount equal to the reduction in the Account Value resulting from the withdrawal. The minimum Face Amount required after a withdrawal is subject to Our rules then in effect. Unless specified otherwise, the withdrawal will be deducted on a Pro Rata Basis from the Fixed Account and the Sub-Accounts. Currently, Hartford does not impose a withdrawal charge. However, Hartford reserves the right to impose a withdrawal charge of up to $10.


    In addition, a Surrender Charge will be deducted from the Account Value equal to the proportion of the current Surrender Charge represented by the amount of the withdrawal to the Account Value immediately prior to the withdrawal.


    Any decrease in the Face Amount resulting from a withdrawal may result in a partial Surrender Charge. See "-- Death Benefit -- Increases and Decreases in Face Amount," page 14.


---------------------------------------------------
                           TRANSFERS OF ACCOUNT VALUE

AMOUNT AND FREQUENCY OF TRANSFERS


    Upon request and as long as the Policy is in effect, You may transfer amounts among the Fixed Account and Sub-Accounts. Transfers may be made by request In Writing or by calling Our National Service Center toll free at 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, We may be liable for any losses due to unauthorized or fraudulent instructions. The procedures We follow for transactions initiated by telephone include requirements that callers provide certain identifying information for themselves (if not the Policy Owner) and the Policy Owner. All transfer instructions by telephone are tape recorded.


    The amounts which may be transferred and the number of transfers will be limited by Our rules then in effect.

    Currently there are no restrictions on transfers other than those described below. There is no charge currently for the first transfer in any calendar month. Each transfer in excess of one per calendar month is subject to a Transfer Charge of up to $25.

    We reserve the right at a future date to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers.

TRANSFERS TO OR FROM SUB-ACCOUNTS


    You may request to transfer some or all of Your Account Value between the Sub-Accounts. When You request a transfer, the number of Accumulation Units credited to the Sub-Account from which the transfer was made will be reduced and the number of Accumulation Units credited to the Sub-Account You requested will be increased.


    The amount of the increase or decrease will be determined by dividing:

1.  the amount transferred by,


2. the Accumulation Unit Value for the respective Sub-Account determined as of the next Valuation Day after We receive Your transfer request.


TRANSFERS FROM THE FIXED ACCOUNT

    In addition to the conditions above, transfers from the Fixed Account are subject to the following:

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

1. the transfer must occur during the 30-day period following each Policy Anniversary; and

2. if the Accumulated Value in Your Fixed Account exceeds $1,000, the amount transferred in any Policy Year may be no larger than 25% of the Accumulated Value in the Fixed Account on the date of transfer. We reserve the right to modify the restrictions on transfers from the Fixed Account.


DOLLAR COST AVERAGING OPTION



    You may elect to allocate Your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the dollar cost averaging (DCA) option. If You choose the DCA option, Net Premiums will be deposited into the Hartford Money Market Sub-Account. Each month, amounts will be withdrawn from that Sub-Account and allocated to the other investment options according to Your allocation instructions. The transfer date will be the monthly anniversary of Your first transfer under Your initial DCA election. The first transfer will commence within five business days after Hartford receives Your initial election, either In Writing or by telephone, subject to the telephone transfer procedures described above. The dollar amount will be allocated to the investment options that You specify, in the proportions that You specify. If, on any transfer date, Your Cash Value allocated to the Hartford Money Market Account is less than the amount You have elected to transfer, Your DCA program will end. You may also cancel Your DCA election by notice In Writing to Hartford or by calling Our National Service Center at 1-800-231-5453.



    The main objective of a DCA program is to minimize the impact of short-term price fluctuations. Since the same dollar amount is transferred to other investment options at set intervals, DCA allows You to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, a lower average cost per Accumulation Unit may be achieved over the long-term. A DCA program allows Policy Owners to take advantage of market fluctuations. However, it is important to understand that a DCA program does not assure a profit or protect against loss in a declining market. Policy Owners who choose the DCA option should be individuals who have the financial ability to continue making investments through periods of low price levels.


---------------------------------------------------
                                  POLICY LOANS


    As long as the Policy is in effect, a Policy Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash loan from Hartford. The total Indebtedness at the time of the new loan (including the accrued interest on prior loans plus the currently applied for loan) may not exceed the Cash Surrender Value. The minimum loan amount is $500.


    The amount of each loan will be transferred on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts (unless the Policy Owner specifies otherwise) to the Loan Account. The Loan Account is a mechanism used to ensure that any outstanding Indebtedness remains fully secured by the Account Value.

PREFERRED LOAN


    If, at any time after the tenth Policy Anniversary, the Account Value exceeds the total of all premium paid since issue, a Preferred Loan is available. The amount available for a Preferred Loan is the amount by which the Account Value exceeds total premiums paid. The amount of the Loan Account which equals a Preferred Loan will be credited with interest at a rate equal to the Fixed Account Minimum Credited Rate. The amount of Indebtedness that qualifies as a Preferred Loan is determined on each Monthly Activity Date. A lower interest rate is charged to Preferred Loans than to the rest of your Indebtedness, if any.


LOAN INTEREST

    Interest will accrue on Indebtedness on a daily basis. The table below shows the interest rate We will charge on Your Indebtedness.

                                                      FIXED ACCOUNT
                            PORTION OF              MINIMUM CREDITED
POLICY YEAR                INDEBTEDNESS                 RATE PLUS
----------------  ------------------------------  ---------------------
1-10              All Indebtedness                             2%
11 and later      Preferred loans (if any)                     0%
                  All Indebtedness in excess
                  of Preferred Loans                           1%

CREDITED INTEREST

    Any amounts in the Loan Account will be credited with interest at a rate equal to the Fixed Account Minimum Credited Rate.

LOAN REPAYMENTS

    You can repay all or any part of the entire Indebtedness at any time while Your Policy is in force. Each loan repayment must be at least $50. An amount equal to the loan repayment will be deducted from the Loan Account and will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premium are allocated.

TERMINATION DUE TO EXCESSIVE INDEBTEDNESS


    If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the Policy will terminate. See "-- Lapse and Reinstatement," page 14.


EFFECT OF LOANS ON ACCOUNT VALUE


    A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account may be greater than

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------


the Fixed Account Minimum Credited Rate. The longer a loan is outstanding, the greater the effect, whether favorable or unfavorable, is likely to be. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the annual interest rate for funds held in the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate amount of the outstanding loan (i.e., the Indebtedness) will reduce the Death Proceeds and Cash Surrender Value otherwise payable.


---------------------------------------------------
                                 DEATH BENEFIT


    The Policy provides for the payment of the Death Proceeds to the named beneficiary when the Insured dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a Grace Period. The Death Benefit depends on the Death Benefit Option selected by You, the minimum Death Benefit provision and whether or not the Death Benefit guarantee is available. All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters -- Payment Options," page 24.


DEATH BENEFIT OPTIONS

    There are three Death Benefit Options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum Death Benefit described below, the Death Benefits under each option are:

1.  Under Option A, the Death Benefit is equal to the Face Amount.

2. Under Option B, the Death Benefit is equal to the Face Amount plus the Account Value.


3. Under Option C, the Death Benefit is equal to the Face Amount plus the lesser of: (a) the sum of the premium paid and (b) the Option C Limit.


OPTION CHANGE


    You may change Your Death Benefit Option by notifying Us In Writing of the change. Such change will become effective on the Monthly Activity Date following the date we receive Your request. If a change to Option A is elected, the Face Amount will become that amount available as a Death Benefit immediately prior to the option change. If a change to Option B is elected, the Face Amount will become that amount available as a Death Benefit immediately prior to the option change, reduced by the then-current Account Value. Changing your Death Benefit Option may result in a Surrender Charge. (See "-- Increases and Decreases in Face Amount," page 14.) You should consult a competent tax adviser regarding the possible adverse tax consequences resulting from a change in your Death Benefit Option.


DEATH BENEFIT GUARANTEE

    The Death Benefit guarantee will keep the Policy in force, regardless of the Policy's investment performance as long as the following conditions are met:


1. the Policy is in the first ten Policy Years (except in certain states where a period less than ten years may apply); and



2. on each Monthly Activity Date during that period, the cumulative premium paid into the Policy, less Indebtedness and less any withdrawals, equals or exceeds the Cumulative Death Benefit Guarantee premium on that date.


    If the Face Amount has not been increased or decreased, the Cumulative Death Benefit Guarantee Premium is:

1. the Cumulative Death Benefit Guarantee Premium on the previous Monthly Activity Date; plus


2. the current Monthly Death Benefit Guarantee Premium shown on the Policy specifications page.


    The Monthly Death Benefit Guarantee Premium will be adjusted to reflect any increases or decreases in the Face Amount during the Death Benefit guarantee period. We will send You a schedule showing the new Monthly Death Benefit Guarantee Premium required for this period and the Death Benefit Guarantee Premium received to date.

    While the Death Benefit guarantee is available, the Death Benefit will be the Face Amount, regardless of the Death Benefit Option.

MINIMUM DEATH BENEFIT

    The Policy has a minimum Death Benefit feature which automatically increases the Death Benefit so that it will never be less than the Account Value multiplied by the Minimum Death Benefit Percentage specified in the Policy. This percentage varies according to the Insured's Issue Age, the Policy Year, sex (where unisex rates are not used) and insurance class.

    EXAMPLES OF THE MINIMUM DEATH BENEFIT:

                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Account Value on Date of Death.........      46,500      34,000
Specified Percentage...................        250%        250%
Death Benefit Option...................    Level       Level

    In Example A, the minimum Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%).

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


This amount less any outstanding Indebtedness constitutes the Death Proceeds which We would pay to the beneficiary.


    In Example B, the minimum Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

INCREASES AND DECREASES IN FACE AMOUNT

    At any time after the first Policy Year, You may make a request In Writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on Our rules then in effect. We reserve the right to limit the number of increases or decreases made under the Policy to not more than one in any 12 month period.
    A decrease in the Face Amount will be effective on the Monthly Activity Date following the date We receive Your request. The remaining Face Amount must not be less than that allowed by Our minimum rules then in effect. If You ask to decrease Your Face Amount below the Initial Face Amount, a Surrender Charge may be assessed, equal to:

1.  the Surrender Charge applicable to the current Policy Year; multiplied by

2.  the percentage described below.

    The percentage used to determine the Surrender Charge will be calculated by:

1. subtracting the requested Face Amount from the lowest Face Amount prior to the request; and

2.  dividing that difference by the lowest Face Amount prior to the request.

    The Surrender Charge assessed will be deducted from Your Account Value on the Monthly Activity Date effective for the decrease.


    All requests to increase the Face Amount must be applied for on a new application and accompanied by the Policy. All requests will be subject to evidence of insurability satisfactory to Us. Any increase approved by Us will be effective on the date shown on the new Policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of increase is made.


---------------------------------------------------
                              BENEFITS AT MATURITY


    If the Insured is living on the Scheduled Maturity Date, on surrender of the Policy to Hartford, Hartford will pay to the Policy Owner the Cash Surrender Value. On the Scheduled Maturity Date, unless extended by rider, the Policy will terminate and Hartford will have no further obligations under the Policy.


---------------------------------------------------
                            LAPSE AND REINSTATEMENT

POLICY LAPSE AND GRACE PERIOD

    During the first Policy Year, the Policy will be in default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.


    During the second Policy Year, the Policy will be in default on any Monthly Activity Date on which the Account Value less Indebtedness less one-half of the Surrender Charge for the second Policy Year is not sufficient to cover the Monthly Deduction Amount.


    During the third Policy Year and thereafter, the Policy will be in default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.


    A 61-day period, called the "Grace Period," will begin from the date of default. Hartford will mail the Policy Owner and any assignee written notice of the amount of premium that will be required to continue the Policy in force. The premium required will be no greater than the amount required to pay Monthly Deduction Amounts during the Grace Period plus three additional Monthly Deduction Amounts. Unless the Death Benefit guarantee is available, the Policy will terminate without value if the required premium is not paid by the end of the Grace Period. If the Death Benefit guarantee is available and sufficient premium has not been paid by the end of the Grace Period, the Death Benefit will be reduced to the Face Amount and any Policy riders will no longer be in force. If the Insured dies during the Grace Period, We will pay the Death Proceeds.


DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD

    On every Monthly Activity Date during the Death Benefit guarantee period, We will compare the cumulative premium received, less Indebtedness, less withdrawals, to the Cumulative Death Benefit Guarantee Premium for the Death Benefit guarantee period in effect.


    If the cumulative premiums received, less Indebtedness, less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the Death Benefit guarantee will be deemed to be in default as of that Monthly Activity Date, and the Grace Period will begin. We will mail the Policy Owner and any assignee written notice of the amount of premium required to continue the Death Benefit guarantee.


    At the end of the Grace Period, the Death Benefit guarantee will be removed from the Policy if We have not received the amount of the required premium.

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

REINSTATEMENT

    Unless the Policy has been surrendered for its Cash Surrender Value, the Policy may be reinstated prior to the Scheduled Maturity Date, provided:

1. You make Your request In Writing within five years from the termination date;

2.  satisfactory evidence of insurability is submitted;

3. any Indebtedness existing at the time of termination is repaid or carried over to the reinstated Policy; and


4. You pay a premium sufficient to cover ( a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date of reinstatement.


    The Account Value on the reinstatement date will equal:

1.  The Cash Value at the time of termination; plus

2.  Net Premium derived from premium paid at the time of reinstatement; minus
3. the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

4. the Surrender Charge at the time of reinstatement. The Surrender Charge is based on the duration from the original Policy Date.

---------------------------------------------------
                  THE RIGHT TO EXAMINE OR EXCHANGE THE POLICY


    An applicant has a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal delivery to Hartford or to the agent who sold the Policy, to be canceled within ten days after delivery of the Policy to the Policy Owner, within ten days of Hartford's mailing or personal delivery of a Notice of Right to Withdraw, or within 45 days of completion of the Policy application (whichever is later, and subject to applicable state regulation), Hartford will return to the applicant, within seven days thereafter, the greater of the premium paid, less any Indebtedness, or the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.

    Once the Policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable life insurance policy offered by Us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premium under the new policy will be based on the same risk classification as this Policy. An exchange of the Policy under these circumstances should be a tax-free transaction under Section 1035 of the Code.

---------------------------------------------------
                                   WITHDRAWAL


    At any time prior to the Scheduled Maturity Date, provided the Policy has a Cash Surrender Value, You may surrender the Policy or withdraw money from it. During the first 15 Policy Years, a Surrender Charge will apply. The Surrender Charge consists of two component charges: an administrative expense surrender charge and a sales surrender charge.


ADMINISTRATIVE EXPENSE SURRENDER CHARGE

    The Administrative Expense Surrender Charge varies by the Insured's age on the Date of Issue. Your sales representative can provide you with the actual Administrative Expense Surrender Charge that applies to your Issue Age. The following table represents the Administrative Expense Surrender Charge for a person age 45 on the Date of Issue:

              AMOUNT PER                  AMOUNT PER
               $1,000 OF                   $1,000 OF
  POLICY     INITIAL FACE     POLICY     INITIAL FACE
   YEAR         AMOUNT         YEAR         AMOUNT
-----------  -------------  -----------  -------------
         1     $    5.00             9     $    3.18
         2     $    5.00            10     $    2.73
         3     $    5.00            11     $    2.27
         4     $    5.00            12     $    1.82
         5     $    5.00            13     $    1.36
         6     $    4.55            14     $    0.91
         7     $    4.09            15     $    0.45
         8     $    3.64            16     $    0.00

    The amount of the charge remains level for five Policy Years. After the fifth Policy Anniversary, the charge decreases uniformly each month until the end of the fifteenth Policy Year when it is zero.


    The Administrative Expense Surrender Charge is designed to cover the administrative expenses associated with underwriting and issuing a Policy, including the costs of processing applications, conducting medical examinations, determining insurability and the Insured's underwriting class and establishing policy records.



    The sum of the Administrative Expense Surrender Charge and the Monthly Administrative Charge will not exceed the cost Hartford incurs in providing administrative services under the Policy. Hartford does not expect to profit from the Administrative Expense Surrender Charge.


SALES SURRENDER CHARGE

    The Sales Surrender Charge varies by the Insured's age on the Date of Issue. Your sales representative can provide you with the actual Sales Surrender Charge that applies to

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

your Issue Age. The following table represents the Sales Surrender Charge for a person age 45 on the Date of Issue:

              AMOUNT PER                  AMOUNT PER
               $1,000 OF                   $1,000 OF
  POLICY     INITIAL FACE     POLICY     INITIAL FACE
   YEAR         AMOUNT         YEAR         AMOUNT
-----------  -------------  -----------  -------------
         1     $    7.00             9     $    4.45
         2     $    7.00            10     $    3.82
         3     $    7.00            11     $    3.18
         4     $    7.00            12     $    2.55
         5     $    7.00            13     $    1.91
         6     $    6.36            14     $    1.27
         7     $    5.73            15     $    0.64
         8     $    5.09            16     $    0.00

    The amount of the charge remains level for five Policy Years. After the fifth Policy Anniversary, the charge decreases uniformly each month until the end of the fifteenth Policy Year, when it is zero.

    The Sales Surrender Charges is designed to cover expenses relating to the sale and distribution of the Policy, including commissions paid to any sales personnel, the cost of preparing sales literature and other promotional activities.

VALUATION OF PAYMENTS AND TRANSFERS

    We value the Policy on every Valuation Day.


    We will pay Death Proceeds, Cash Surrender Values, Withdrawals and loan amounts allocable to the Sub-Accounts within seven days after We receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.



    Hartford may defer payment of any amounts allocated to the Fixed Account for up to six months from the date on which We receive the request.


---------------------------------------------------
                            APPLICATION FOR A POLICY


    Individuals wishing to purchase a Policy must submit an application to Hartford. Within limits, an applicant may choose the initial Face Amount. Policies generally will be issued only on the lives of Insureds between the ages of 0 and 80 who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules, and Hartford reserves the right to reject an application for any reason.



    The Policy will be effective on the Policy Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Date, Policy Months and Policy Years.


---------------------------------------------------
                      REDUCED CHARGES FOR ELIGIBLE GROUPS


    Certain of the charges and deductions described below may be reduced for a Policy issued in connection with a specific plan in accordance with Our rules in effect as of the date an application for a Policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria as to, for example, the size of the plan, the expected number of participants and the anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on such factors as the size of the plan, the purposes for which the Policy is purchased and certain characteristics for the plan's members. The amount of reduction and the criteria for qualification are a reflection of the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify from time to time on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners funded by Separate Account VL I.


---------------------------------------------------
                          DEDUCTIONS FROM THE PREMIUM


    Before the allocation of the premium to the Account Value, a deduction is made for the premium tax and federal tax charge and front-end sales load. The amount of each premium allocated to the Account Value is Your Net Premium.


PREMIUM TAX CHARGE AND FEDERAL TAX CHARGE


    We deduct, as a premium tax charge, a percentage of each premium to cover premium-based taxes assessed against Hartford by a state or other governmental entity. This percentage will vary by locale depending on the tax rates in effect there and is based on the actual tax imposed. The range is generally between 0% and 4%.


    We also deduct a 1.25% charge from each premium payment to cover the estimated costs to Us of the federal income tax treatment of the Policy's deferred acquisition costs under Section 848 of the Code. We have determined that this charge is reasonable in relation to our increased federal income tax burden under the Code resulting from the receipt of premium.


    The Federal Tax Charge is a factor Hartford must use when computing the maximum sales load chargeable under SEC rules.


FRONT-END SALES LOAD

    The front-end sales load is a charge deducted from each premium. The current and maximum front-end sales

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

load for all premium is 5.0% in the first Policy Year and 2.0% for Policy Years 2 through 10. After Policy Year 10, the front-end sales load is currently 0%. We reserve the right to charge a maximum of 2.0%.

EXAMPLES OF FRONT-END SALES LOADS/IMPACT OF REFUND OF SALES LOAD


    An example of the actual front-end sales loads and the impact of the load refund, if any (see "-- Account Values -- Sales Load Refund," page 11), for a Policy is shown below. This example uses the same specific information (i.e., Issue Age, Face Amount, premium level, etc.) as the illustration on page 33 of this Prospectus.


Death Benefit Option:                    Level
Face Amount:                             $250,000
Charges Assumed:                         Current
Issue Age/Sex/Class:                     45/Male/Preferred
Guideline Annual Premium:                $4,483.41
Annual Planned Premium:                  $3,250.00
Assumed Gross Annual Investment Return   0%


    The "Total Cumulative Sales Load if Surrendered" column on the far right of the table below represents the sum of all loads which would have been assessed since the issue of the Policy, assuming a surrender of the Policy at the end of the corresponding Policy Year.


    This is:


(1) The sum of the cumulative front-end sales load; plus



(2) the actual Surrender Charge for that Policy Year; minus



(3) the sales load refund, if any, applicable to that Policy Year.


--------------------------------------------------------------------------------
                   Additional Charges/Credits if Surrendered

            CUMULATIVE                                                                      TOTAL
             FRONT-END     MAXIMUM    YEAR END     ACTUAL        SALES        SALES       CUMULATIVE
  POLICY       SALES      SURRENDER    ACCOUNT    SURRENDER    SURRENDER      LOAD      SALES LOAD IF
   YEAR        LOAD        CHARGE       VALUE      CHARGE       CHARGE       REFUND     SURRENDERED**
----------  -----------  -----------  ---------  -----------  -----------  -----------  --------------
    1               65        3,000       1,880       1,880          630            0            695
    2              130        3,000       3,849       3,000        1,750          333          1,547
    3              195        3,000       5,724       3,000        1,750            0          1,945
    4              260        3,000       7,498       3,000        1,750            0          2,010
    5              325        3,000        9247       3,000        1,750            0          2,075
    6              390        2,727      10,887       2,727        1,590            0          1,980
    7              455        2,455      12,433       2,455        1,433            0          1,888
    8              520        2,183      13,878       2,183        1,273            0          1,793
    9              585        1,910      15,212       1,910        1,113            0          1,698
    10             650        1,638      16,429       1,638          955            0          1,605
    11             715        1,363      17,807       1,363          795            0          1,510
    12             780        1,090      19,172       1,090          638            0          1,418
    13             845          818      20,385         818          478            0          1,323
    14             910          545      21,431         545          318            0          1,228
    15             975          273      22,292         273          160            0          1,135
    16            1040            0      22,949           0            0            0          1,040

     *The Actual Surrender Charge assessed is the smaller of:


      (a)  The contractual maximum Surrender Charge, or


      (b)  Year-End Account Value


    **The "Total Cumulative Sales Load If Surrendered" column assumes a surrender of the Policy at the end of that Policy Year and is:



      (a)  The cumulative front-end sales load; plus



      (b)  Sales Surrender Charge; minus



      (c)  sales load refund.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

-------------------------------------------
                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS


    On the Policy Date and on each subsequent Monthly Activity Date, Hartford will deduct an amount (the "Monthly Deduction Amount") from the Account Value to cover certain charges and expenses incurred in connection with a Policy. Each Monthly Deduction Amount will be deducted on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.


    The Monthly Deduction Amount equals:

1.  the charge for the Cost of Insurance; plus

2.  the Monthly Administrative charge; plus

3.  the Mortality and Expense Risk Charge; plus

4.  the charges for additional benefits provided by rider.

    1. COST OF INSURANCE CHARGE

       The charge for the Cost of Insurance is equal to:

        (a) the Cost of Insurance rate per $1,000; multiplied by

        (b) the amount at risk; divided by
        (c) $1,000.

      The amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


      A charge for a special insurance class rating of an Insured may be made against the Account Value, if applicable.This charge is to compensate Hartford for the additional mortality risk associated with individuals in these classes.



      The Cost of Insurance charge is to cover Hartford's anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the table. Substandard risks will be charged a higher Cost of Insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insured's risk class. Hartford will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.


      Because the Account Value and the Death Benefit under a Policy may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

    2. MONTHLY ADMINISTRATIVE CHARGE


      Hartford will assess a Monthly Administrative Charge to reimburse Hartford for administrative costs in connection with the Policy. The current Monthly Administrative Fee is $25 per month for the first Policy Year, $10 per month in Policy Year 2 through 10 and $5 per month in Policy Years 11 and later, not to exceed $7.50 per month in Policy Years 11 and later.



      The sum of the Monthly Administrative Charge and the Administrative Expense Surrender Charge will not exceed the cost Hartford incurs in providing administrative services under the Policy.


    3. MORTALITY AND EXPENSE RISK CHARGE


      A charge is made for mortality and expense risks assumed by Hartford. Hartford may profit from this charge. See, also, "-- Account Values," page 10.


      The current Mortality and Expense Risk Charge for any Monthly Activity Date is equal to:

        (a) the current Mortality and Expense Risk Rate; multiplied by

        (b) the portion of the Account Value allocated to the Sub-Accounts on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

      The current and guaranteed Mortality and Expense Risk Rate for the first ten Policy Years is 0.80% (.067% per month). After the tenth Policy Year, the current rate is 0.25% (.021% per month), with a maximum Rate of 0.50% (.042% per month).


      The mortality risk assumed is that the Cost of Insurance charges specified in the Policy will be insufficient to meet actual claims. The expense risk assumed is that expenses incurred in issuing and administering the Policy will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policy and the proceeds of the front-end sales load.


    4. RIDER CHARGE


    If the Policy includes riders, a charge is made applicable to the riders from the Account Value on each Monthly Activity Date. The charge applicable to these riders is to compensate Hartford for anticipated cost of providing these benefits and are specified on the applicable rider. The riders available are described on page 25 under "Supplemental Benefits" section.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

CHARGES AGAINST THE FUNDS

    The investment advisers charge the Funds an investment management fee on a daily basis as compensation for services. The following Table shows the fee charged for each Fund available for investment by Policy Owners.

                                                                                       ANNUAL INVESTMENT MANAGEMENT AS A
HARTFORD FUNDS                                                                       PERCENTAGE OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------  --------------------------------------------------------
Hartford Capital Appreciation Fund, Inc.,
  Hartford Advisers Fund, Inc.,
  Hartford International Opportunities Fund, Inc.,
  Hartford Dividend and Growth Fund, Inc..................................  .575% of the first $250 million of average net assets
                                                                            .525% of the next $250 million of average net assets
                                                                            .475% of the next $250 million of average net assets
                                                                            .425% of any amount over $1.0 billion
Hartford Bond Fund, Inc.,
  Hartford Stock Fund, Inc................................................  .325% of the first $250 million of average net assets
                                                                            .300% of the next $250 million of average net assets
                                                                            .275% of the next $250 million of average net assets
                                                                            .250% of any amount over $1.0 billion
Hartford Index Fund, Inc..................................................  .20%
Hartford Mortgage Securities Fund, Inc.,
  HVA Money Market Fund, Inc..............................................  .25%


                                                                                       ANNUAL INVESTMENT MANAGEMENT AS A
PUTNAM FUNDS                                                                         PERCENTAGE OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------  --------------------------------------------------------
Putnam VTDiversified Income Fund,
  Putnam VT Global Asset Allocation Fund,
  Putnam VT High Yield Fund,
  Putnam VT New Opportunities Fund,
  Putnam VT Utilities Growth and Income Fund,
  Putnam VT Voyager Fund..................................................  .70% of the first $500 million of average net assets
                                                                            .60% of the next $500 million of average net assets
                                                                            .55% of the next $500 million of average net assets
                                                                            .50% of the next $5 billion of average net assets
                                                                            .475% of the next $5 billion of average net assets
                                                                            .455% of the next $5 billion of average net assets
                                                                            .44% of the next $5 billion of average net assets
                                                                            .43% of any excess thereafter
Putnam VT Money Market Fund...............................................  .45% of the first $500 million of average net assets
                                                                            .35% of the next $500 million of average net assets
                                                                            .30% of the next $500 million of average net assets
                                                                            .25% of the next $5 billion of average net assets
                                                                            .225% of the next $5 billion of average net assets
                                                                            .205% of the next $5 billion of average net assets
                                                                            .19% of the next $5 billion of average net assets
                                                                            .18% of any excess thereafter
Putnam VT Growth and Income Fund and
  Putnam VT U.S. Government and High
  Quality Bond Fund.......................................................  .65%of the first $500 million of average net assets
                                                                            .55% of the next $500 million of average net assets
                                                                            .50% of the next $500 million of average net assets
                                                                            .45% of the next $5 billion of average net assets
                                                                            .425% of the next $5 billion of average net assets
                                                                            .405% of the next $5 billion of average net assets
                                                                            .39% of the next $5 billion of average net assets
                                                                            .38% of any excess thereafter
Putnam VT Global Growth Fund..............................................  .60% of average net assets

                                                                                       ANNUAL INVESTMENT MANAGEMENT AS A
FIDELITY VIP FUNDS                                                                   PERCENTAGE OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------  --------------------------------------------------------
VIP Equity-Income Portfolio...............................................  .52%
VIP Overseas Portfolio....................................................  .77%
VIP II Asset Manager Portfolio............................................  .72%

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TAXES


    Currently, no charge is made to Separate Account VL I for federal, state and local taxes that may be allocable to Separate Account VL I. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or Separate Account VL I may result in a charge against the Policy in the future. Charges for other taxes, if any, allocable to Separate Account VL I may also be made.


---------------------------------------------------
                                  THE COMPANY


    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation. Subject to shareholder approval on May 2, 1997, the name of ITT Hartford Group, Inc. will change to The Hartford Financial Services Group, Inc.



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.


---------------------------------------------------
                             SEPARATE ACCOUNT VL I

--------------------------------    GENERAL


    Separate Account VL I is a separate account of Hartford established on September 18, 1992 pursuant to the insurance laws of the State of Connecticut and organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Separate Account VL I meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of Separate Account VL I are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policy. The assets for Separate Account VL I are not chargeable with liabilities arising out of any other business which Hartford may conduct.


---------------------------------------------------
                                     FUNDS


    The assets of each Sub-Account of Separate Account VL I are invested exclusively in one of the Funds. A Policy Owner may allocate premium payments among the Sub-Accounts. Policy Owners should review the following brief descriptions of the investment objectives of each of the Funds in connection with that allocation. There is no guarantee that any of the Funds will achieve its stated objectives. Policy Owners are also advised to read the prospectus for each of the Funds accompanying this Prospectus for more detailed information.


HARTFORD FUNDS

 HARTFORD ADVISERS FUND, INC.


    Seeks maximum long term total rate of return consistent with prudent investment risk by investing in common stock and other equity securities, bonds and other debt securities, and money market instruments.


 HARTFORD BOND FUND, INC.


    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard &Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies."


 HARTFORD CAPITAL APPRECIATION FUND, INC.


    Seeks growth of capital by investing in securities selected solely on the basis of potential for capital appreciation; income, if any, is an incidental consideration.


 HARTFORD DIVIDEND AND GROWTH FUND, INC.


    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.


 HARTFORD INDEX FUND, INC.


    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*



* "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-", "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY AND AFFILIATES. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD &POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.


    Seeks long-term total rate of return consistent with prudent investment risk through investment primarily in equity securities issued by non-U.S. companies.


 HARTFORD MORTGAGE SECURITIES FUND, INC.


    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.


 HARTFORD STOCK FUND, INC.


    Seeks long-term capital growth primarily through capital appreciation, with income as a secondary consideration, by investing primarily in equity securities.


 HVA MONEY MARKET FUND, INC.


    Seeks maximum current income consistent with liquidity and preservation of capital.


PUTNAM FUNDS


 PUTNAM VT DIVERSIFIED INCOME FUND



    Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.



 PUTNAM VT GLOBAL ASSET ALLOCATION FUND


    Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.


 PUTNAM VT GLOBAL GROWTH FUND



    Seeks capital appreciation through a globally diversified portfolio of common stocks.



 PUTNAM VT GROWTH AND INCOME FUND


    Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.


 PUTNAM VT HIGH YIELD FUND



    Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments for high yield securities described in the Fund prospectus.



 PUTNAM VT MONEY MARKET FUND



    Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.



 PUTNAM VT NEW OPPORTUNITIES FUND


    Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above average long-term growth potential.


 PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND



    Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investor Services, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.



 PUTNAM VT UTILITIES GROWTH AND INCOME FUND



    Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.



 PUTNAM VT VOYAGER FUND



    Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.



FIDELITY VIP FUNDS



 FIDELITY VIP EQUITY-INCOME PORTFOLIO



    Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Daily Stock Price Index of 500 Common Stocks.



    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.



 FIDELITY VIP OVERSEAS PORTFOLIO



    Seeks long-term growth of capital primarily through investments in foreign securities and provide a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.



 FIDELITY VIP II ASSET MANAGER PORTFOLIO



    Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.



    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.



    The Hartford Funds are organized as corporations under the laws of the State of Maryland and are registered as diversified open-end management companies under the Investment Company Act of 1940. The Putnam Funds are portfolios of the Putnam Variable Trust (formerly named the Putnam Capital Manager Trust), which is organized as a business trust under the laws of Massachusetts as an open-end series investment company under the Investment Company Act of 1940. The Fidelity VIP Funds are portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II, two diversified open-end management investment companies, each with multiple portfolios and organized as a Massachusetts business trust. The VIP Equity-Income Portfolio and the VIP Overseas Portfolio are portfolios of the Variable Insurance Products Fund. The VIP II Asset Manager Portfolio is a portfolio of the Variable Insurance Products Fund II.



    Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the Fund. Such shares are offered to separate accounts, including Separate Account VL I, established by Hartford or one of its affiliated companies specifically to fund the Policy and other policies issued by Hartford or its affiliates as permitted by the Investment Company Act of 1940.



    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Hartford nor the Funds currently foresee any such disadvantages either to variable life insurance Policy Owners or to variable annuity Policy Owners, the Board of Directors intend for the Hartford Funds and the Board of Trustees for the Putnam Funds and the Fidelity VIP Funds (collectively the "Board") to monitor events in order to identify any material conflicts between such Policy Owners and to determine what action, if any, should be taken in response thereto. If the Boards were to conclude that separate funds should be established for variable life and variable life insurance separate accounts, Hartford will bear the attendant expenses.



    All investment income of and other distributions to each Sub-Account of Separate Account VL I arising from the applicable Fund are reinvested in shares of that Fund at net asset value. The income and both realized gains or losses on the assets of each Sub-Account of Separate Account VL I are therefore separate and are credited to or charged against the Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other business of Hartford. Hartford will purchase shares in the Funds in connection with premium payments allocated to the applicable Sub-Account in accordance with Policy Owners' directions and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves, if any. The Funds are required to redeem Fund shares at net asset value and generally to make payment within seven days.



    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for Separate Account VL I and its Sub-Accounts which fund the Policy. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Policy, Hartford may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Policy. No substitution of securities will take place without notice to and consent of Policy Owners and without prior approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940. Subject to Policy Owner approval, if required, Hartford also reserves the right to end the registration under the Investment Company Act of 1940 of Separate Account VL I or any other separate accounts of which it is the depositor which may fund the Policy.



    Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the prospectus for each of the Funds accompanying this Prospectus.


---------------------------------------------------
                               INVESTMENT ADVISER

HARTFORD FUNDS


    The investment adviser for each of the Hartford Funds is HL Investment Advisors, Inc. ("HL Advisors"), Hartford Plaza, Hartford, CT 06115. HL Advisors provides investment advice and, in general, supervises the management and investment program of the Hartford Funds pursuant to an Investment Advisory Agreement entered into with each of the Funds, for which HL Advisors receives a fee.



    HL Advisors has entered into an investment services agreement with HIMCO, an affiliate of Hartford organized

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------


under Connecticut law, pursuant to which HIMCO provides certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund and HVA Money Market Fund.



    Wellington Management serves as the investment sub-adviser to the Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Opportunities Fund and Hartford Stock Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, other institutions and individuals. Wellington Management is organized as a private Massachusetts partnership and its predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960. See the prospectus for each of the Funds accompanying this Prospectus for a more complete description of HIMCO and Wellington Management and their respective fees.


PUTNAM FUNDS


    Putnam Management, One Post Office Square, Boston, Massachusetts, 02109, serves as the investment manager for the Putnam Funds. An affiliate, Putnam Advisory Company, Inc. manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.



FIDELITY VIP FUNDS



    The Fidelity VIP Funds are managed by Fidelity Management & Research Company ("Fidelity Management"), whose principal business address is 82 Devonshire Street, Boston, Massachusetts. Fidelity Management is one of America's largest investment management organizations. It is composed of a number of different companies, which provide a variety of financial services and products. Fidelity Management is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. Various Fidelity companies perform certain activities required to operate Variable Insurance Products Fund and Variable Insurance Products Fund II.


---------------------------------------------------
                               THE FIXED ACCOUNT

    THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.


    Premium Payments and Account Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of insurance company general accounts.



    The Fixed Account Minimum Credited Rate is shown in the Contract. Currently, Hartford guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the Fixed Account under the Policy. Hartford may credit interest at a rate in excess of the Fixed Account Minimum Credited Rate, however, Hartford is not obligated to credit any interest in excess of the Fixed Account Minimum Credited Rate. There is no specific formula for the determination of excess interest credits. Some of the factors that Hartford may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on Hartford's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THE FIXED ACCOUNT MINIMUM CREDITED RATE WILL BE DETERMINED IN THE SOLE DISCRETION OF HARTFORD. THE POLICY OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE FIXED ACCOUNT MINIMUM CREDITED RATE.


---------------------------------------------------
                                 OTHER MATTERS

-------------------------------- VOTING RIGHTS


    In accordance with its view of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of the Policy, as the case may be) having a voting interest in Separate Account VL
I. The number of shares held in the Separate Account which are allocable to each Policy Owner

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not allocable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. If the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, however, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.


    The voting interests of the Policy Owner (or the assignee) in the Funds will be determined as follows: Policy Owners may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Sub-Account(s) to the Loan Account(s) in connection with the loan (see "Detailed Description of Policy Benefits and Provisions -- Policy Loans," page 12) will not be considered in determining the voting interests of the Policy Owner. Policy Owners should review the prospectuses for the Funds which accompany this Prospectus to determine matters on which shareholders may vote.



    Hartford may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory policy for the Funds. In addition, Hartford itself may disregard voting instructions in favor of changes initiated by a Policy Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. In the event Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.


---------------------------------------------------
                          STATEMENTS TO POLICY OWNERS

    We will send You a statement at least once each Policy Year, showing:

1.  the current Account Value, Cash Surrender Value and Face Amount;

2.  the premium paid, Monthly Deduction Amounts and loans since the last report;

3.  the amount of any Indebtedness;

4.  notifications required by the provisions of the Policy; and

5. any other information required by the Insurance Department of the State where the Policy was delivered.

---------------------------------------------------
                           LIMIT ON RIGHT TO CONTEST


    Hartford may not contest the validity of the Policy after it has been in effect during the lifetime of the Insured for two years from the Issue Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to the premium paid less any Indebtedness and withdrawals.


---------------------------------------------------
                             MISSTATEMENT AS TO AGE

    If the age of an Insured is incorrectly stated, the amount of Death Benefit will be appropriately adjusted as specified in the Policy.

---------------------------------------------------
                                PAYMENT OPTIONS


    Proceeds under the Policy may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be placed under a payment option is subject to the then current rules of Hartford. Once payments under Options 2, 3 or 4 commence, no surrender of the Policy may be made for the purpose of receiving a lump sum settlement in lieu of the life insurance payments. The following options are available under the Policy.


    FIRST OPTION -- Interest Income

    Payments of interest at the rate We declare, but not less than 3 1/2% per year, on the amount applied under this option.

    SECOND OPTION -- Income of Fixed Amount

    Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3 1/2% per year, is exhausted. The final payment will be for the balance remaining.

    THIRD OPTION -- Payments for a Fixed Period

    An amount payable monthly for the number of years selected which may be from 1 to 30 years.

    FOURTH OPTION -- Life Income

   LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

   LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.


    The Tables in the Policy provide for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four Payment Options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, Hartford may make payments less often.



    The Table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3.5% per annum. The Tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. Hartford may, however, from time to time, at Our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four Payment Options.



    Hartford will make any other arrangements for income payments as may be agreed on.


---------------------------------------------------
                                  BENEFICIARY


    The applicant names the beneficiary in the application for the Policy. The Policy Owner may change the beneficiary (unless irrevocably named) during the lifetime of the Insured by written request to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Policy Owner if living; otherwise to the Policy Owner's estate.


---------------------------------------------------
                                   ASSIGNMENT


    The Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.


---------------------------------------------------
                                   DIVIDENDS

    No dividends will be paid under the Policy.

---------------------------------------------------
                             SUPPLEMENTAL BENEFITS

    The following supplemental benefits, which are subject to the restrictions and limitations set forth therein, are among the options that may be included in a Policy by rider. The Monthly Deduction Amount will be increased to include the charges for any rider.

---------------------------------------------------
                         MATURITY DATE EXTENSION RIDER


    We will extend the Scheduled Maturity Date (the date on which the Policy will mature) to the date of the death of the Insured regardless of the age of the Insured. Certain Death Benefit and premium restrictions apply. See "Federal Tax Considerations -- Income Taxation of Policy Benefits," page 28.


---------------------------------------------------
                              TERM INSURANCE RIDER

    We will pay an amount upon the death of a designated insured person other than the Insured Person while this Policy remains in force.

---------------------------------------------------
                         DEDUCTION AMOUNT WAIVER RIDER

    Subject to certain age and underwriting restrictions, the Policy may include a Deduction Amount Waiver Rider. This rider provides for the waiver of the Policy's Monthly Deduction Amounts in the event of total disability prior to the Insured reaching Attained Age 65 and continuing for at least six months. The number of Monthly Deduction Amounts waived depends on the Insured's Attained Age when the disability began. If this rider is added, the Monthly Deduction Amounts will be increased to include the charges for this rider.

---------------------------------------------------
                           WAIVER OF SPECIFIED AMOUNT
                            DISABILITY BENEFIT RIDER

    If the Insured becomes totally disabled, We will credit the Policy with a premium equal to the Specified Amount Disability Benefit for as long as the Insured remains totally disabled, subject to certain qualifications and restrictions.

---------------------------------------------------
                         ACCIDENTAL DEATH BENEFIT RIDER

    Subject to certain age and underwriting requirements, the Policy may include an Accidental Death Benefit Rider. This rider provides for an increase in the amount paid upon the death of the Insured if the death results from an accident.

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        EXECUTIVE OFFICERS AND DIRECTORS


                                       POSITION WITH HARTFORD,              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
          NAME, AGE                       YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
------------------------------  -------------------------------------  ------------------------------------------------------------
Wendell J. Bossen, 63           Vice President, 1992**                 President (1992-Present), International Corporate Marketing
                                                                         Group, Inc.; Executive Vice President (1984-1992), Mutual
                                                                         Benefit.
Gregory A. Boyko, 45            Vice President, 1995                   Vice President & Controller (1995-Present), Hartford; Chief
                                                                         Financial Officer (1994-1995), IMG American Life; Senior
                                                                         Vice President (1992-1994), Connecticut Mutual Life
                                                                         Insurance Company.
Peter W. Cummins, 60            Vice President, 1989                   Vice President, Individual Annuity Operations
                                                                         (1989-Present), Hartford.
Ann M. deRaismes, 46            Vice President, 1994                   Vice President (1994-Present); Assistant Vice President
                                                                         (1992-1994); Director of Human Resources (1991-1997),
                                                                         Hartford.
Timothy M. Fitch, 44            Vice President, 1995                   Actuary (1997-Present); Vice President (1995-Present);
                                Actuary, 1997                            Assistant Vice President (1993-1995); Director
                                                                         (1991-1993), Hartford.
Bruce D. Gardner, 46            Vice President, 1996                   Vice President (1996-Present); General Counsel and Corporate
                                Director, 1994*                          Secretary (1991-1995), Hartford.
Joseph H. Gareau, 50            Executive Vice President &             Senior Vice President & Chief Investment Officer
                                Chief Investment Officer, 1993           (1992-1993), Hartford; Senior Vice President and Chief
                                Director, 1993*                          Investment Officer (1992), Hartford Insurance Group.
J. Richard Garrett, 52          Vice President, 1993                   Treasurer (1994-Present), Hartford; Treasurer (1977),
                                Treasurer, 1977                          Hartford Insurance Group.
John P. Ginnetti, 51            Executive Vice President &             Senior Vice President, (1988-1994), Hartford.
                                Director, Asset Management
                                Services, 1994
                                Director, 1988*
Lynda Godkin, 43                General Counsel, 1996                  Associate General Counsel and Corporate Secretary
                                Corporate Secretary, 1995                (1995-1996); Assistant General Counsel and Secretary
                                                                         (1994-1995); Counsel (1990-1994), Hartford.
Lois W. Grady, 52               Vice President, 1993                   Assistant Vice President (1988-1993), Hartford.
David A. Hall, 43               Senior Vice President &                Senior Vice President & Actuary (1992-Present), Hartford.
                                Actuary, 1992
Robert A. Kerzner, 45           Vice President, 1994                   Vice President (1994-Present); Regional Vice President
                                                                         (1991-1994), Hartford.
Andrew W. Kohnke, 48            Vice President, 1992                   Vice President (1992-Present); Assistant Vice President
                                                                         (1989-1992), Hartford.
Steven M. Maher, 42             Vice President &                       Vice President & Actuary (1993-Present); Assistant Vice
                                Actuary, 1993                            President (1987), Hartford.
William B. Malchodi, Jr., 46    Vice President, 1994                   Vice President (1994-Present); Director of Taxes
                                Director of Taxes, 1992                  (1992-1997), Hartford Insurance Group.
Thomas M. Marra, 38             Executive Vice President &             Senior Vice President & Director, Individual Life and
                                Director, Individual Life and            Annuity Division (1993-1996); Director of Individual
                                Annuity Division, 1996                   Annuities (1991-1993), Hartford.
                                Director, 1994*
Robert F. Nolan, 42             Vice President, 1995                   Assistant Vice President (1992-1995), Hartford; Manager
                                                                         Public Relations (1986), Aetna Life and Casualty Insurance
                                                                         Company.

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------


                                       POSITION WITH HARTFORD,              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
          NAME, AGE                       YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
------------------------------  -------------------------------------  ------------------------------------------------------------
Joseph J. Noto, 45              Vice President, 1989                   President, and Director (1994-Present), American Maturity
                                                                         Life Insurance Company.
Leonard E. Odell, Jr., 52       Senior Vice President, 1994            Senior Vice President (1994-Present); Vice President and
                                Director, 1994*                          Chief Actuary (1982-1994), Hartford.
Craig D. Raymond, 36            Vice President, 1993                   Assistant Vice President (1992-1993); Actuary (1989-1994),
                                Chief Actuary, 1994                      Hartford.
Lowndes A. Smith, 57            President & Chief                      President & Chief Operating Officer (1989-Present),
                                Operating Officer, 1989                  Hartford.
                                Director, 1981*
Edward J. Sweeney, 40           Vice President, 1993                   Chicago Regional Manager (1985-1993), Hartford.
Raymond P. Welnicki, 48         Senior Vice President &                Senior Vice President & Director, Employee Benefit Division,
                                Director, Employee Benefit               (1994-Present) Vice President (1993-1994), Hartford; Board
                                Division, 1994                           of Directors, Ethix Corp.
                                Director, 1994*
Walter C. Welsh, 50             Vice President, 1995                   Assistant Vice President (1993-1995), Hartford.
James J. Westervelt, 50         Senior Vice President &                Senior Vice President & Group Controller (1994-Present);
                                Group Controller, 1994                   Vice President and Group Controller (1989-1994), Hartford
                                                                         Insurance Group.
Lizabeth H. Zlatkus, 38         Vice President, 1994                   Vice President (1994-Present); Assistant Vice President
                                Director, 1994*                          (1992-1994), Hartford.

------------------------
 * Denotes date of election to Board of Directors.
** ITT Hartford Affiliated Company.



    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


---------------------------------------------------
                           DISTRIBUTION OF THE POLICY


    Hartford intends to sell the Policy in all jurisdictions where it is licensed to do business. The Policy will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO"), 200 Hopmeadow Street, Simsbury, CT 06089, or certain other independent registered Broker-Dealers. Any sales representative or employee will be qualified to sell variable life insurance policies under applicable federal and state laws. Each Broker-Dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc. HESCO is the principal underwriter for the Policy. During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered Broker-Dealers, is 45% of the premium paid up to a Target Premium, 2.0% of premium paid between the Target Premium and a 2nd Tier Target Premium and 1.0% of premium paid in excess of the 2nd Tier Target Premium. In Policy Years 2 and later, sales representative commissions will not exceed 2.0% of the premiums paid. In addition, expense allowances may be paid. The sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the first Policy Anniversary.


---------------------------------------------------
                            SAFEKEEPING OF SEPARATE
                             ACCOUNT VL I'S ASSETS


    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate amount of $50 million, covering all of the officers and employees of Hartford.


---------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS

--------------------------------    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.


    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of current federal income tax laws as they are currently interpreted.



---------------------------------------------------

                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT


    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Detailed Description of Policy Benefits and Provisions -- Account Values," page 10). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.


---------------------------------------------------
                      INCOME TAXATION OF CONTRACT BENEFITS


    For federal income tax purposes, the Contracts should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Contract Owner is generally not taxed on increments in the contract value until the Contract is partially or completely surrendered. Section 7702 limits the amount of premium that may be invested in a Contract that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.


    During the first fifteen Contract Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Contract.


    The Maturity Date Extension Rider allows a Contract Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Contract is extended by rider, Hartford believes that the Contract will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Contract is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Contract Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


---------------------------------------------------
                          MODIFIED ENDOWMENT CONTRACTS

    A life insurance contract is treated as a "modified endowment contract" under Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premium cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Contract does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Contract will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Contract to be treated as a modified endowment contract if no additional premiums are paid and there is no change in the death benefit as the result of the exchange.

    A contract that is classified as modified endowment contract is generally eligible for the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, a loan, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the contract (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

    All modified endowment contracts that are issued within any calendar year to the same Contract Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

---------------------------------------------------
                      ESTATE AND GENERATION SKIPPING TAXES

    When the Insured dies, the Death Proceeds will generally be includible in the Contract Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Contract. If the Contract Owner was not the last surviving Insured, the fair market value of the Contract would be included in the Contract Owner's estate upon the Contract Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

    Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $600,000 will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).

    If the Contract Owner (whether or not he or she is an Insured) transfers ownership of the Contract to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Contract. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Contract Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

---------------------------------------------------
                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as a life insurance contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.


    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


---------------------------------------------------
                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.


    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.

---------------------------------------------------
                      LIFE INSURANCE PURCHASED FOR USE IN
                           SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

---------------------------------------------------
                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Contract Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

---------------------------------------------------
                     NON-INDIVIDUAL OWNERSHIP OF CONTRACTS

    Legislation has recently been proposed which would limit certain of the tax advantages now afforded non-individual owners of life insurance contracts. Prospective Contract Owners which are not individuals should consult a tax adviser to determine the status of this proposed legislation and its potential impact on the purchaser.

---------------------------------------------------
                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Contract proceeds depend on the circumstances of each Contract Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

---------------------------------------------------
                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

---------------------------------------------------
                               LEGAL PROCEEDINGS

    There are no pending material legal proceedings affecting the Policy, Separate Account VL I or any of the Funds.

---------------------------------------------------
                                 LEGAL MATTERS


    Legal matters in connection with the issue and sale of the flexible premium variable life insurance policies described in this Prospectus and the organization of Hartford, its authority to issue the Policy under Connecticut law and the validity of the forms of the Policy under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, General Counsel, Hartford Life Insurance Companies.


---------------------------------------------------
                                    EXPERTS


    The audited consolidated financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the consolidated financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 2 of Notes to Consolidated Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, CT 06103.



    The hypothetical Policy illustrations have been approved by Ken A. McCullum, FSA, MAAA, Director of Individual Life Product Development, and are included in this Prospectus in reliance upon his opinion as to their reasonableness.

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

---------------------------------------------------
                             REGISTRATION STATEMENT


    A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning Separate Account VL I, Hartford, and the Policy.

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   APPENDIX A
                 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
                           AND CASH SURRENDER VALUES


The tables in Appendix A illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: a male, preferred, age 55, and a female, preferred, age 50, with $1,000,000 of Face Amount and a premium of $15,500 paid in all years; a male, preferred, age 55, and a female, preferred, age 50, with $750,000 of Face Amount and $250,000 of Face Amount and a premium of $7,500 paid in all years; a male, preferred, age 65, and a female, preferred, age 65, with $1,000,000 of Face Amount and a premium of $27,000 paid for in all years; and a male, preferred, age 65, and a female, preferred, age 65 with $750,000 of Face Amount and $250,000 of Supplemental Face Amount and a premium of $21,500 paid in all years.


    The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any contract loan were made during the period of time illustrated.

    The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current Cost of Insurance charges change.

    The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.70% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.70% average daily charge) of -.70%, 5.30% and 11.30%, respectively.

    In addition, the death benefit and surrender value as of the end of each Policy Year take into account the front-end sales load, federal tax charge, premium tax charge, Cost of Insurance Charge, Monthly Administrative Fee, Issue Charge, and Mortality and Expense Risk Charge. For purpose of the illustrations in this Prospectus, the premium tax charge and federal tax charge is assumed to be an average of 3.5%.


    The hypothetical returns shown in the tables are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges from the Account Value -- Taxes," page 20).


    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.


    Hartford will furnish upon request, a comparable illustration reflecting the proposed insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)


                                      CURRENT CHARGES*                   GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   ----------------------------------
  END OF     ACCUMULATED                    CASH                                 CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
   YEAR        PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
  -------   --------------   ---------   ----------   ---------   ---------   ----------   ---------
      1           3,413         1,880          0***     250,000      1,880          0***     250,000
      2           6,996         3,849        849***     250,000      3,849        849***     250,000
      3          10,758         5,724      2,724        250,000      5,724      2,724        250,000
      4          14,708         7,499      4,499        250,000      7,499      4,499        250,000
      5          18,856         9,247      6,247        250,000      9,168      6,168        250,000
      6          23,212        10,887      8,160        250,000     10,724      7,997        250,000
      7          27,785        12,433      9,979        250,000     12,153      9,699        250,000
      8          32,586        13,878     11,696        250,000     13,442     11,260        250,000
      9          37,628        15,212     13,303        250,000     14,576     12,667        250,000
     10          42,922        16,430     14,794        250,000     15,539     13,903        250,000
     11          48,481        17,808     16,444        250,000     16,400     15,036        250,000
     12          54,317        19,173     18,082        250,000     17,063     15,972        250,000
     13          60,446        20,386     19,568        250,000     17,519     16,701        250,000
     14          66,880        21,432     20,887        250,000     17,746     17,200        250,000
     15          73,637        22,293     22,020        250,000     17,717     17,444        250,000
     16          80,731        22,950     22,950        250,000     17,402     17,402        250,000
     17          88,180        23,380     23,380        250,000     16,767     16,767        250,000
     18          96,002        23,549     23,549        250,000     15,762     15,762        250,000
     19         104,214        23,423     23,423        250,000     14,332     14,332        250,000
     20         112,838        22,968     22,968        250,000     12,423     12,423        250,000
     25         162,869        15,834     15,834        250,000         --         --             --
     35         308,218            --         --             --         --         --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $0 IN YEAR ONE AND $1,182 IN YEAR
      TWO.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM


     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)


                                      CURRENT CHARGES*                   GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   ----------------------------------
  END OF     ACCUMULATED                    CASH                                 CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
   YEAR        PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
  -------   --------------   ---------   ----------   ---------   ---------   ----------   ---------
      1           3,413         2,026          0***     250,000      2,026          0***     250,000
      2           6,996         4,265      1,265***     250,000      4,265      1,265***     250,000
      3          10,758         6,537      3,537        250,000      6,537      3,537        250,000
      4          14,708         8,838      5,838        250,000      8,838      5,838        250,000
      5          18,856        11,245      8,245        250,000     11,164      8,164        250,000
      6          23,212        13,679     10,951        250,000     13,507     10,779        250,000
      7          27,785        16,155     13,700        250,000     15,853     13,399        250,000
      8          32,586        18,667     16,485        250,000     18,190     16,008        250,000
      9          37,628        21,208     19,299        250,000     20,499     18,590        250,000
     10          42,922        23,773     22,136        250,000     22,768     21,132        250,000
     11          48,481        26,695     25,331        250,000     25,087     23,723        250,000
     12          54,317        29,776     28,685        250,000     27,345     26,254        250,000
     13          60,446        32,888     32,070        250,000     29,530     28,712        250,000
     14          66,880        36,022     35,477        250,000     31,620     31,074        250,000
     15          73,637        39,164     38,891        250,000     33,587     33,314        250,000
     16          80,731        42,299     42,299        250,000     35,399     35,399        250,000
     17          88,180        45,411     45,411        250,000     37,021     37,021        250,000
     18          96,002        48,474     48,474        250,000     38,399     38,399        250,000
     19         104,214        51,461     51,461        250,000     39,477     39,477        250,000
     20         112,838        54,344     54,344        250,000     40,195     40,195        250,000
     25         162,869        67,606     67,606        250,000     35,927     35,927        250,000
     35         308,218        56,169     56,169        250,000         --         --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $0 IN YEAR ONE AND $1,598 IN YEAR
      TWO.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)


                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      ------------------------------------   ------------------------------------
  END OF     ACCUMULATED                     CASH                                   CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   --------------   ----------   -----------   ---------   ----------   -----------   ---------
      1           3,413          2,173           0***     250,000       2,173           0***     250,000
      2           6,996          4,698       1,698***     250,000       4,698       1,698***     250,000
      3          10,758          7,420       4,420        250,000       7,420       4,420        250,000
      4          14,708         10,354       7,354        250,000      10,354       7,354        250,000
      5          18,856         13,600      10,600        250,000      13,517      10,517        250,000
      6          23,212         17,105      14,378        250,000      16,925      14,198        250,000
      7          27,785         20,915      18,461        250,000      20,953      18,138        250,000
      8          32,586         25,056      22,874        250,000      24,536      22,354        250,000
      9          37,628         29,555      27,646        250,000      28,771      26,862        250,000
     10          42,922         34,448      32,811        250,000      33,320      31,683        250,000
     11          48,481         40,192      38,828        250,000      38,356      36,992        250,000
     12          54,317         46,602      45,511        250,000      43,795      42,704        250,000
     13          60,446         53,630      52,812        250,000      49,681      48,863        250,000
     14          66,880         61,343      60,797        250,000      56,060      55,514        250,000
     15          73,637         69,816      69,543        250,000      62,978      62,706        250,000
     16          80,731         79,138      79,138        250,000      70,493      70,493        250,000
     17          88,180         89,413      89,413        250,000      78,670      78,670        250,000
     18          96,002        100,753     100,753        250,000      87,580      87,580        250,000
     19         104,214        113,294     113,294        250,000      97,308      97,308        250,000
     20         112,838        127,202     127,202        250,000     107,966     107,966        250,000
     25         162,869        226,451     226,451        262,684     181,362     181,362        250,000
     35         308,218        681,261     681,261        715,324     531,828     531,828        558,419



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $13 IN YEAR ONE AND $2,031 IN YEAR
      TWO.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)


                                      CURRENT CHARGES*                   GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   ----------------------------------
  END OF     ACCUMULATED                    CASH                                 CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
   YEAR        PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
  -------   --------------   ---------   ----------   ---------   ---------   ----------   ---------
      1           3,413         1,872          0***     251,872      1,872          0***     251,872
      2           6,996         3,824        824***     253,824      3,824        824***     253,824
      3          10,758         5,674      2,674        255,674      5,674      2,674        255,674
      4          14,708         7,414      4,414        257,414      7,414      4,414        257,414
      5          18,856         9,120      6,120        259,120      9,038      6,038        259,038
      6          23,212        10,707      7,979        260,707     10,537      7,809        260,537
      7          27,785        12,189      9,734        262,189     11,896      9,442        261,896
      8          32,586        13,557     11,375        263,557     13,101     10,920        263,101
      9          37,628        14,802     12,893        264,802     14,135     12,226        264,135
     10          42,922        15,916     14,279        265,916     14,982     13,346        264,982
     11          48,481        17,176     15,812        267,176     15,705     14,342        265,705
     12          54,317        18,414     17,323        268,414     16,211     15,120        266,211
     13          60,446        19,480     18,661        269,480     16,490     15,672        266,490
     14          66,880        20,355     19,810        270,355     16,520     15,974        266,520
     15          73,637        21,020     20,748        271,020     16,273     16,000        266,273
     16          80,731        21,454     21,454        271,454     15,721     15,721        265,721
     17          88,180        21,634     21,634        271,634     14,833     14,833        264,833
     18          96,002        21,523     21,523        271,523     13,560     13,560        263,560
     19         104,214        21,085     21,085        271,085     11,856     11,856        261,856
     20         112,838        20,290     20,290        270,290      9,675      9,675        259,675
     25         162,869        11,274     11,274        261,274         --         --             --
     35         308,218            --         --             --         --         --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $0 IN YEAR ONE AND $824 IN YEAR TWO.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM


     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)


                                      CURRENT CHARGES*                   GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   ----------------------------------
  END OF     ACCUMULATED                    CASH                                 CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
   YEAR        PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
  -------   --------------   ---------   ----------   ---------   ---------   ----------   ---------
      1           3,413         2,017          0        252,017      2,017          0***     252,017
      2           6,996         4,237      1,237***     254,237      4,237      1,237***     254,237
      3          10,758         6,479      3,479        256,479      6,479      3,479        256,479
      4          14,708         8,736      5,736        258,736      8,736      5,736        258,736
      5          18,856        11,087      8,087        261,087     11,002      8,002        261,002
      6          23,212        13,444     10,717        263,444     13,264     10,537        263,264
      7          27,785        15,824     13,369        265,824     15,506     13,052        265,506
      8          32,586        18,215     16,033        268,215     17,710     15,528        267,710
      9          37,628        20,606     18,697        270,606     19,854     17,945        269,854
     10          42,922        22,988     21,352        272,988     21,916     20,280        271,916
     11          48,481        25,690     24,326        275,690     23,980     22,616        273,980
     12          54,317        28,518     27,427        278,518     25,926     24,835        275,926
     13          60,446        31,321     30,503        281,321     27,737     26,919        277,737
     14          66,880        34,080     33,535        284,080     29,380     28,835        279,380
     15          73,637        36,770     36,497        286,770     30,817     30,545        280,817
     16          80,731        39,363     39,363        289,363     32,005     32,005        282,005
     17          88,180        41,828     41,828        291,828     32,895     32,895        282,895
     18          96,002        44,119     44,119        294,119     33,421     33,421        283,421
     19         104,214        46,188     46,188        296,188     33,509     33,509        283,509
     20         112,838        47,986     47,986        297,986     33,088     33,088        283,088
     25         162,869        52,781     52,781        302,781     20,679     20,679        270,679
     35         308,218            --         --             --         --         --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $0 IN YEAR ONE AND $1,237 IN YEAR
      TWO.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)


                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      ------------------------------------   ------------------------------------
  END OF     ACCUMULATED                     CASH                                   CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   --------------   ----------   -----------   ---------   ----------   -----------   ---------
      1           3,413          2,163           0***     252,163       2,163           0***     252,163
      2           6,996          4,668       1,668***     254,668       4,668       1,668***     254,668
      3          10,758          7,354       4,354        257,354       7,354       4,354        257,354
      4          14,708         10,233       7,233        260,233      10,233       7,233        260,233
      5          18,856         13,404      10,404        263,404      13,316      10,316        263,316
      6          23,212         16,804      14,076        266,804      16,613      13,885        266,613
      7          27,785         20,472      18,017        270,472      20,128      17,673        270,128
      8          32,586         24,425      22,243        274,425      23,866      21,685        273,866
      9          37,628         28,679      26,770        278,679      27,831      25,922        277,831
     10          42,922         33,258      31,621        283,258      32,026      30,390        282,026
     11          48,481         38,601      37,237        288,601      36,600      35,236        286,600
     12          54,317         44,523      43,432        294,523      41,442      40,351        291,442
     13          60,446         50,925      50,107        300,925      46,570      45,752        296,570
     14          66,880         57,842      57,297        307,842      51,987      51,441        301,987
     15          73,637         65,307      65,034        315,307      57,692      57,420        307,692
     16          80,731         73,355      73,355        323,355      63,683      63,683        313,683
     17          88,180         82,024      82,024        332,024      69,952      69,952        319,952
     18          96,002         91,340      91,340        341,340      76,475      76,475        326,475
     19         104,214        101,336     101,336        351,336      83,222      83,222        333,222
     20         112,838        112,046     112,046        362,046      90,166      90,166        340,166
     25         162,869        179,944     179,944        429,944     126,697     126,697        376,697
     35         308,218        396,129     396,129        646,129     163,484     163,484        413,484



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $3 IN YEAR ONE AND $1,668 IN YEAR
      TWO.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)


                                      CURRENT CHARGES*                   GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   ----------------------------------
  END OF     ACCUMULATED                    CASH                                 CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
   YEAR        PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
  -------   --------------   ---------   ----------   ---------   ---------   ----------   ---------
      1           3,413         1,869          0***     253,250      1,869          0***     253,250
      2           6,996         3,814        814***     256,500      3,814        814***     256,500
      3          10,758         5,650      2,650        259,750      5,650      2,650        259,750
      4          14,708         7,369      4,369        263,000      7,369      4,369        263,000
      5          18,856         9,048      6,048        266,250      8,964      5,964        266,250
      6          23,212        10,597      7,870        269,500     10,422      7,695        269,500
      7          27,785        12,031      9,577        272,750     11,727      9,273        272,750
      8          32,586        13,339     11,157        276,000     12,861     10,680        276,000
      9          37,628        14,507     12,598        279,250     13,802     11,893        279,250
     10          42,922        15,525     13,889        282,500     14,531     12,895        282,500
     11          48,481        16,671     15,307        285,750     15,102     13,738        285,750
     12          54,317        17,782     16,691        289,000     15,416     14,325        289,000
     13          60,446        18,692     17,874        292,250     15,456     14,638        292,250
     14          66,880        19,378     18,832        295,500     15,188     14,642        295,500
     15          73,637        19,812     19,539        298,750     14,572     14,299        298,750
     16          80,731        19,964     19,964        302,000     13,562     13,562        302,000
     17          88,180        19,799     19,799        305,250     12,106     12,106        305,250
     18          96,002        19,265     19,265        308,500     10,128     10,128        308,500
     19         104,214        18,308     18,308        311,750      7,547      7,547        311,750
     20         112,838        16,873     16,873        315,000      4,275      4,275        315,000
     25         162,869         2,178      2,178        331,250         --         --             --
     35         308,218            --         --             --         --         --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $0 IN YEAR ONE AND $1,147 IN YEAR
      TWO.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM


     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30%NET)


                                      CURRENT CHARGES*                   GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   ----------------------------------
  END OF     ACCUMULATED                    CASH                                 CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
   YEAR        PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
  -------   --------------   ---------   ----------   ---------   ---------   ----------   ---------
      1           3,413         2,015          0***     253,250      2,015          0***     253,250
      2           6,996         4,228      1,228***     256,500      4,228      1,228***     256,500
      3          10,758         6,458      3,458        259,750      6,458      3,458        259,750
      4          14,708         8,697      5,697        263,000      8,697      5,697        263,000
      5          18,856        11,024      8,024        266,250     10,938      7,938        266,250
      6          23,212        13,351     10,623        269,500     13,166     10,438        269,500
      7          27,785        15,691     13,237        272,750     15,364     12,910        272,750
      8          32,586        18,034     15,852        276,000     17,511     15,330        276,000
      9          37,628        20,366     18,457        279,250     19,583     17,674        279,250
     10          42,922        22,676     21,040        282,500     21,555     19,918        282,500
     11          48,481        25,293     23,930        285,750     23,503     22,139        285,750
     12          54,317        28,028     26,937        289,000     25,305     24,214        289,000
     13          60,446        30,723     29,905        292,250     26,938     26,120        292,250
     14          66,880        33,355     32,809        295,500     28,361     27,816        295,500
     15          73,637        35,895     35,622        298,750     29,525     29,252        298,750
     16          80,731        38,311     38,311        302,000     30,373     30,373        302,000
     17          88,180        40,567     40,567        305,250     30,840     30,840        305,250
     18          96,002        42,608     42,608        308,500     30,833     30,833        308,500
     19         104,214        44,376     44,376        311,750     30,252     30,252        311,750
     20         112,838        45,808     45,808        315,000     28,983     28,983        315,000
     25         162,869        47,286     47,286        331,250      7,380      7,380        331,250
     35         308,218            --         --             --         --         --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $0 IN YEAR ONE AND $1,561 IN YEAR
      TWO.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)


                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      ------------------------------------   ------------------------------------
  END OF     ACCUMULATED                     CASH                                   CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   --------------   ----------   -----------   ---------   ----------   -----------   ---------
      1           3,413          2,161           0***     253,250       2,161           0***     253,250
      2           6,996          4,660       1,660***     256,500       4,660       1,660***     256,500
      3          10,758          7,336       4,336        259,750       7,336       4,336        259,750
      4          14,708         10,200       7,200        263,000      10,200       7,200        263,000
      5          18,856         13,354      10,354        266,250      13,265      10,265        266,250
      6          23,212         16,734      14,007        269,500      16,540      13,812        269,500
      7          27,785         20,380      17,926        272,750      20,030      17,575        272,750
      8          32,586         24,311      22,130        276,000      23,742      21,560        276,000
      9          37,628         28,546      26,637        279,250      27,678      25,769        279,250
     10          42,922         33,109      31,472        282,500      31,848      30,211        282,500
     11          48,481         38,445      37,082        285,750      36,400      35,037        285,750
     12          54,317         44,377      43,286        289,000      41,234      40,143        289,000
     13          60,446         50,815      49,997        292,250      46,370      45,552        292,250
     14          66,880         57,806      57,261        295,500      51,824      51,278        295,500
     15          73,637         65,399      65,126        298,750      57,605      57,332        298,750
     16          80,731         73,650      73,650        302,000      63,727      63,727        302,000
     17          88,180         82,624      82,624        305,250      70,204      70,204        305,250
     18          96,002         92,386      92,386        308,500      77,036      77,036        308,500
     19         104,214        103,015     103,015        311,750      84,229      84,229        311,750
     20         112,838        114,607     114,607        315,000      91,796      91,796        315,000
     25         162,869        193,638     193,638        331,250     136,356     136,356        331,250
     35         308,218        570,676     570,676        599,209     290,693     290,693        363,750



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $1 IN YEAR ONE AND $1,993 IN YEAR
      TWO.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Hartford Life Insurance Company and Subsidiaries:



We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company (a Connecticut corporation and wholly-owned subsidiary of Hartford Life and Accident Insurance Company) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1996. These consolidated financial statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these consolidated financial statements and schedules based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.



As discussed in Note 2 of Notes to Consolidated Financial Statements, Hartford Life Insurance Company adopted a new accounting standard promulgated by the Financial Accounting Standards Board, changing its method of accounting, as of January 1, 1994, for debt and equity securities.



Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for purposes of complying with the Securities and Exchange Commission's rules and are not a required part of the basic consolidated financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.



                                         ARTHUR ANDERSEN LLP



Hartford, Connecticut
February 10, 1997

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                       CONSOLIDATED STATEMENTS OF INCOME


                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1996     1995     1994
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,705   $1,487   $1,100
   Net investment income...........................    1,397    1,328    1,292
   Net realized capital (losses) gains.............     (213)     (11)       7
                                                      ------   ------   ------
     Total Revenues................................    2,889    2,804    2,399
                                                      ------   ------   ------
 Benefits, Claims and Expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,535    1,422    1,405
   Amortization of deferred policy acquisition
    costs..........................................      234      199      145
   Dividends to policyholders......................      635      675      419
   Other insurance expenses........................      427      317      227
                                                      ------   ------   ------
     Total Benefits, Claims and Expenses...........    2,831    2,613    2,196
                                                      ------   ------   ------
   Income before income tax expense................       58      191      203
   Income tax expense..............................       20       62       65
                                                      ------   ------   ------
 Net income........................................   $   38   $  129   $  138
                                                      ------   ------   ------
                                                      ------   ------   ------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                          CONSOLIDATED BALANCE SHEETS


                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1996      1995
                                                      -------   -------
                                                        (IN MILLIONS
                                                        EXCEPT SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost $13,579 and $14,440).....   $13,624   $14,400
   Equity securities, available for sale, at fair
    value..........................................       119        63
   Policy loans, at outstanding balance............     3,836     3,381
   Mortgage loans, at outstanding balance..........         2       265
   Other investments, at cost......................        54       156
                                                      -------   -------
     Total investments.............................    17,635    18,265
   Cash............................................        43        46
   Premiums and amounts receivable.................       137       165
   Accrued investment income.......................       407       394
   Reinsurance recoverable.........................     6,066     6,221
   Deferred policy acquisition costs...............     2,760     2,188
   Deferred income tax.............................       474       420
   Other assets....................................       357       234
   Separate account assets.........................    49,690    36,264
                                                      -------   -------
     Total assets..................................   $77,569   $64,197
                                                      -------   -------
                                                      -------   -------
 Liabilities
   Future policy benefits..........................   $ 2,281   $ 2,373
   Other policyholder funds........................    22,134    22,598
   Other liabilities...............................     1,572     1,233
   Separate account liabilities....................    49,690    36,264
                                                      -------   -------
     Total liabilities.............................    75,677    62,468
                                                      -------   -------
 Stockholder's Equity
   Common stock, $5,690 par value, 1,000 shares
    authorized, issued and outstanding.............         6         6
   Capital surplus.................................     1,045     1,007
   Net unrealized capital gain (loss) on
    investments, net of tax........................        30       (57)
   Retained earnings...............................       811       773
                                                      -------   -------
     Total stockholder's equity....................     1,892     1,729
                                                      -------   -------
   Total liabilities and stockholder's equity......   $77,569   $64,197
                                                      -------   -------
                                                      -------   -------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                       NET UNREALIZED
                                                                        CAPITAL GAIN
                                                                         (LOSS) ON                       TOTAL
                                            COMMON      CAPITAL         INVESTMENTS,     RETAINED    STOCKHOLDER'S
                                            STOCK       SURPLUS          NET OF TAX      EARNINGS       EQUITY
                                            ------   --------------    --------------    --------    -------------
                                                                        (IN MILLIONS)
 Balance, December 31, 1993..............     $6         $  676            $  (5)          $516         $1,193
   Net income............................     --             --               --            138            138
   Dividends declared on common stock....     --             --               --            (10)           (10)
   Capital contribution..................     --            150               --             --            150
   Change in net unrealized capital loss
    on investments, net of tax(1)........     --             --             (649)            --           (649)
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1994..............      6            826             (654)           644            822
   Net income............................     --             --               --            129            129
   Capital contribution..................     --            181               --             --            181
   Change in net unrealized capital gain
    on investments, net of tax...........     --             --              597             --            597
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1995..............      6          1,007              (57)           773          1,729
   Net income............................     --             --               --             38             38
   Capital contribution..................     --             38               --             --             38
   Change in net unrealized capital gain
    on investments, net of tax...........     --             --               87             --             87
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1996..............     $6         $1,045            $  30           $811         $1,892
                                              --
                                              --
                                                         ------           ------         --------       ------
                                                         ------           ------         --------       ------


------------------------

(1) The 1994 change in net unrealized capital loss on investments, net of tax, includes a gain of $91 due to the adoption of SFAS No. 115 as discussed in
    Note 2(b) of Notes to Consolidated Financial Statements.



The accompanying notes to consolidated financial statements are an integral part of the above statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                     CONSOLIDATED STATEMENTS OF CASH FLOWS


                                            FOR THE YEARS ENDED DECEMBER 31,
                                            --------------------------------
                                              1996        1995        1994
                                            --------    --------    --------
                                                     (IN MILLIONS)
 Operating Activities
   Net income............................   $     38    $    129    $    138
   Adjustments to net income:
   Net realized capital losses (gains) on
    sale of investments..................        213          11          (7)
   Net amortization of premium on fixed
    maturities...........................         14          21          41
   Increase in deferred income taxes.....       (102)       (172)       (128)
   Increase in deferred policy
    acquisition costs....................       (572)       (379)       (441)
   Decrease (increase) in premiums and
    amounts receivable...................         10         (81)         10
   Increase in accrued investment
    income...............................        (13)        (16)       (106)
   (Increase) decrease in other assets...       (132)       (177)        101
   Decrease (increase) in reinsurance
    recoverable..........................        179         (35)         75
   (Decrease) increase in liability for
    future policy benefits...............        (92)        483         224
   Increase in other liabilities.........        477         281         191
                                            --------    --------    --------
     Cash provided by operating
      activities.........................         20          65          98
                                            --------    --------    --------
 Investing Activities
   Purchases of fixed maturity
    investments..........................     (5,747)     (6,228)     (9,127)
   Sales of fixed maturity investments...      3,459       4,845       5,713
   Maturities and principal paydowns of
    fixed maturity investments...........      2,693       1,741       1,931
   Net purchase of other investments.....       (107)       (871)     (1,338)
   Net sales (purchases) of short-term
    investments..........................         84         (24)        135
                                            --------    --------    --------
     Cash provided by (used for)
      investing activities...............        382        (537)     (2,686)
                                            --------    --------    --------
 Financing Activities
   Capital contribution..................         38          --         150
   Dividends paid........................         --          --         (10)
   Net (disbursements for) receipts from
    investment and universal life-type
    contracts (charged from) credited to
    policyholder accounts................       (443)        498       2,467
                                            --------    --------    --------
     Cash (used for) provided by
      financing activities...............       (405)        498       2,607
                                            --------    --------    --------
   Net (decrease) increase in cash.......         (3)         26          19
   Cash--beginning of year...............         46          20           1
                                            --------    --------    --------
 Cash--end of year.......................   $     43    $     46    $     20
                                            --------    --------    --------
                                            --------    --------    --------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                                 (IN MILLIONS)


---------------------------------------------------

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS


    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"), a direct subsidiary of Hartford Accident and Indemnity Company, an indirect subsidiary of ITT Hartford Group, Inc. ("The Hartford"). Hartford Life was formed on December 13, 1996 and capitalized on December 16, 1996 with the contribution of all the outstanding common stock of HLA. On February 10, 1997, The Hartford, the ultimate parent of Hartford Life, announced its intention to sell up to 20% of Hartford Life during the second quarter of 1997. Management believes that this transaction will not have a material impact on the operations of the Company (See Note 11).



    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation)("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date (the transactions relating to such distribution are referred to herein as the "ITT Spin-off"). As a result of the ITT Spin-off, The Hartford became an independent, publicly traded company.



    The Company is a leading insurance and financial services company which provides: (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as corporate owned life insurance.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES


(A) BASIS OF PRESENTATION



    These financial statements present the financial position, results of operations and cash flows of the Company, and all material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated. The consolidated financial statements are prepared on a basis of generally accepted accounting principles which differ materially from the statutory accounting prescribed by various insurance regulatory authorities.



    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(B) CHANGES IN ACCOUNTING PRINCIPLES



    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This Issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.



    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.



    In October 1995, the FASB issued SFAS No. 123, "Accounting for Stock-Based Compensation", which is effective in 1996. As permitted by SFAS No. 123, the Company continues to measure compensation costs of employee stock option plans (relating to options on common stock of The Hartford) using the intrinsic value method prescribed by Accounting Principles Board Opinion No. 25. As of February 10, 1997, the Company had not adopted an employee stock compensation plan. Certain officers of the Company participate in The Hartford's stock option plan.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Compensation costs allocated by The Hartford to the Company, as well as pro forma compensation costs as determined under SFAS No. 123, were immaterial to the results of operations for 1996 and 1995.



    Effective January 1, 1994, the Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". The new standard requires, among other things, that securities be classified as "held-to-maturity", "available-for-sale" or "trading" based on the Company's intentions with respect to the ultimate disposition of the security and its ability to effect those intentions. The classification determines the appropriate accounting carrying value (cost basis or fair value) and, in the case of fair value, whether the fair value difference from cost, net of tax, impacts stockholder's equity directly or is reflected in the Consolidated Statements of Income. Investments in equity securities had previously been and continue to be recorded at fair value with the corresponding after-tax impact included in stockholder's equity. Under SFAS No. 115, the Company's fixed maturity investments are classified as "available-for-sale" and, accordingly, these investments are reflected at fair value with the corresponding impact included as a component of stockholder's equity designated as "Net unrealized capital gain (loss) on investments, net of tax." As with the underlying investment security, unrealized capital gains and losses on derivative financial instruments are considered in determining the fair value of the portfolios. The impact of adoption was an increase to stockholder's equity of $91 million. The Company's cash flows were not impacted by this change in accounting principle.



(C) REVENUE RECOGNITION



    Revenues for universal life policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.



(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS



    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.



(E) DEFERRED POLICY ACQUISITION COSTS



    Policy acquisition costs, including commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are reestimated and readjusted by a cumulative charge or credit to income.



(F) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES



    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.



(G) FOREIGN CURRENCY TRANSLATION



    Foreign currency translation gains and losses are reflected in stockholder's equity. Balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of international operations are generally their functional currencies.



(H) INVESTMENTS



    The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper which are classified as "available-for-sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated as "Net unrealized capital gain (loss) on investments, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Policy and mortgage loans are each carried at their outstanding balance which approximates fair value. Investments in partnerships and trusts are carried at cost. Net realized capital gains (losses), after deducting the policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.



    The Company's accounting policy for impairment recognition requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, the Company has established specific criteria to be used in the

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


impairment evaluation of an individual portfolio of assets. Specifically, if the asset portfolio is supporting a runoff operation, is forced to be liquidated prior to maturity to meet liability commitments, and has fair value below amortized cost, which will not materially fluctuate as a result of future interest rate changes, then an other than temporary impairment condition has been determined to have occurred. Each individual security within that portfolio is evaluated to determine whether or not it is impaired. Once an impairment charge has been recorded, the Company then continues to review the individual impaired securities for appropriate valuation on an ongoing basis.



    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's closed block of guaranteed rate contracts ("Closed Book GRC") were impaired. With the initiation of certain hedge transactions, which eliminated the possibility that the fair value of the Closed Book GRC investments would recover to their current amortized cost, an other than temporary impairment loss of $88 after tax was determined to have occurred and was recorded.



(I) DERIVATIVE FINANCIAL INSTRUMENTS



    The Company uses a variety of derivative financial instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on anticipated investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. The Company's accounting for derivative financial instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts," SFAS No. 52, "Foreign Currency Translation", American Institute of Certified Public Accountants Statement of Position 86-2, "Accounting for Options", and various EITF pronouncements. Written options are, in all cases, used in conjunction with other assets and derivatives as part of the Company's asset/liability management strategies. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivatives used to hedge fixed maturities or equities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivatives used to hedge other invested assets or liabilities are carried at cost.



    Derivatives must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivatives used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Interest rate swaps are the primary type of derivatives used to convert London interbank offered quotations for U.S. dollar deposits ("LIBOR") based variable rate instruments to fixed rate instruments. Synthetic instrument accounting, consistent with industry practice, provides that the synthetic asset is accounted for like the financial instrument it is intended to replicate. Derivatives which fail to meet risk management criteria are marked to market with the impact reflected in the Consolidated Statements of Income.



    Gains or losses on financial futures contracts entered into in anticipation of the future receipt of product cash flows are deferred and, at the time of the ultimate purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the futures contracts are closed, except for futures used in duration hedging which are deferred and are adjusted into the cost basis on a quarterly basis. The adjustments to the cost basis are amortized into investment income over the remaining asset life.



    Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are recorded at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.



    The cost of purchased options and/or premiums received on covered written options, entered into as part of an asset/liability management strategy, is/are adjusted into the cost basis of the underlying asset or liability and amortized over the remaining life of the hedge. Gains or losses on expiration or termination of the hedge are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life. The Company had no written options as of December 31, 1996 and 1995.



    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (an "anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized gain or loss.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Premiums paid on purchased floor or cap agreements and the premium received on issued floor or cap agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.


    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52.



(J) RELATED PARTY TRANSACTIONS


    Transactions of the Company with HLA and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees and payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by Hartford Fire Insurance Company, an indirect subsidiary of The Hartford ("Hartford Fire"). Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on the type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by Hartford Fire were $40, $45 and $41 in 1996, 1995 and 1994, respectively. Management of the Company believes that the methods used are reasonable. In addition, the Company was charged its share of costs allocated to The Hartford by ITT prior to the ITT Spin-off, which were immaterial in 1995 and 1994. The Company had a receivable from The Hartford of $1 and a payable to The Hartford of $2 at December 31, 1996 and 1995, respectively.



    In 1996, the Company ceded approximately $33.3 billion of group life insurance in force and $318 million of disability premium to HLA and assumed $8.5 billion of individual life insurance in force from HLA.


    On June 30, 1995, the ownership of ITT Lyndon Insurance Company was transferred to the Company via a capital contribution of $181 million, representing the net assets of the company. Also, in 1996, the Company received a capital contribution of $37.5 million from its parent HLA.


(K) DIVIDENDS TO POLICYHOLDERS



    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 44%, 41%, and 43% in 1996, 1995, and 1994, respectively, of total life insurance in force.



---------------------------------------------------

 3. INVESTMENTS


(A) COMPONENTS OF NET INVESTMENT INCOME



                                     YEAR ENDED DECEMBER 31,
                                 -------------------------------
                                   1996       1995       1994
                                 ---------  ---------  ---------
Interest income................  $   1,452  $   1,338  $   1,247
(Losses) income from other
 investments...................        (42)         1         54
                                 ---------  ---------  ---------
Gross investment income........      1,410      1,339      1,301
Less: Investment expenses......         13         11          9
                                 ---------  ---------  ---------
Net investment income..........  $   1,397  $   1,328  $   1,292
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------



(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)



                                     YEAR ENDED DECEMBER 31,
                                 -------------------------------
                                   1996       1995       1994
                                 ---------  ---------  ---------
Fixed maturities...............  $    (201) $      23  $     (34)
Equity securities..............          2         (6)       (11)
Real estate and other..........         (4)       (25)        47
Less: (Increase) decrease in
 liability to policyholders for
 realized capital gains
 (losses)......................        (10)        (3)         5
                                 ---------  ---------  ---------
Net realized capital (losses)
 gains.........................  $    (213) $     (11) $       7
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------



(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES



                                         YEAR ENDED DECEMBER 31,
                                   -----------------------------------
                                      1996         1995        1994
                                      -----        -----     ---------
Gross unrealized gains...........   $      13    $       4   $       2
Gross unrealized losses..........          (1)          (2)        (11)
                                          ---          ---   ---------
Net unrealized capital gains
 (losses)........................          12            2          (9)
Deferred income tax liability
 (asset).........................           4            1          (3)
                                          ---          ---   ---------
Net unrealized capital gains
 (losses), after tax.............           8            1          (6)
Balance beginning of year........           1           (6)         (5)
                                          ---          ---   ---------
Change in net unrealized capital
 gains (losses) on investments...   $       7    $       7   $      (1)
                                          ---          ---   ---------
                                          ---          ---   ---------

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES


                                                                                                             YEAR ENDED DECEMBER
                                                                                                                     31,
                                                                                                             --------------------
                                                                                                               1996       1995
                                                                                                             ---------  ---------
Gross unrealized gains.....................................................................................  $     386  $     529
Gross unrealized losses....................................................................................       (341)      (569)
Unrealized (gains) losses credited to policyholders........................................................        (11)       (52)
                                                                                                             ---------  ---------
Net unrealized capital gains (losses)......................................................................         34        (92)
Deferred income tax liability (asset)......................................................................         12        (34)
                                                                                                             ---------  ---------
Net unrealized capital gains (losses), after tax...........................................................         22        (58)
Balance beginning of year..................................................................................        (58)      (648)
                                                                                                             ---------  ---------
Change in net unrealized capital gains (losses) on investments.............................................  $      80  $     590
                                                                                                             ---------  ---------
                                                                                                             ---------  ---------


                                                                                                               1994
                                                                                                             ---------
Gross unrealized gains.....................................................................................  $     150
Gross unrealized losses....................................................................................     (1,185)
Unrealized (gains) losses credited to policyholders........................................................         37
                                                                                                             ---------
Net unrealized capital gains (losses)......................................................................       (998)
Deferred income tax liability (asset)......................................................................       (350)
                                                                                                             ---------
Net unrealized capital gains (losses), after tax...........................................................       (648)
Balance beginning of year..................................................................................        161
                                                                                                             ---------
Change in net unrealized capital gains (losses) on investments.............................................  $    (809)
                                                                                                             ---------
                                                                                                             ---------



(E) COMPONENTS OF FIXED MATURITIES INVESTMENTS


                                                                                                     AS OF DECEMBER 31, 1996
                                                                                                ---------------------------------
                                                                                                               GROSS UNREALIZED
                                                                                                 AMORTIZED   --------------------
                                                                                                   COST        GAINS     LOSSES
                                                                                                -----------  ---------  ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............   $     166   $      12  $      (3)
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................       1,970         161       (128)
States, municipalities and political subdivisions.............................................         373           6        (11)
International governments.....................................................................         281          12         (4)
Public utilities..............................................................................         877          12         (8)
All other corporate including international...................................................       4,656         120       (107)
All other corporate--asset-backed.............................................................       3,601          49        (59)
Short-term investments........................................................................       1,655          14        (21)
                                                                                                -----------  ---------  ---------
    Total fixed maturities....................................................................   $  13,579   $     386  $    (341)
                                                                                                -----------  ---------  ---------
                                                                                                -----------  ---------  ---------


                                                                                                     AS OF DECEMBER 31, 1995
                                                                                                ---------------------------------
                                                                                                               GROSS UNREALIZED
                                                                                                 AMORTIZED   --------------------
                                                                                                   COST        GAINS     LOSSES
                                                                                                -----------  ---------  ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............   $     502   $       4  $      (9)
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................       3,568         210       (387)
States, municipalities and political subdivisions.............................................         201           4         (3)
International governments.....................................................................         291          19         (4)
Public utilities..............................................................................         949          29         (2)
All other corporate including international...................................................       3,065          76        (55)
All other corporate--asset-backed.............................................................       5,056         187       (109)
Short-term investments........................................................................         808          --         --
                                                                                                -----------  ---------  ---------
    Total fixed maturities....................................................................   $  14,440   $     529  $    (569)
                                                                                                -----------  ---------  ---------
                                                                                                -----------  ---------  ---------


                                                                                                  FAIR
                                                                                                  VALUE
                                                                                                ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............  $     175
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................      2,003
States, municipalities and political subdivisions.............................................        368
International governments.....................................................................        289
Public utilities..............................................................................        881
All other corporate including international...................................................      4,669
All other corporate--asset-backed.............................................................      3,591
Short-term investments........................................................................      1,648
                                                                                                ---------
    Total fixed maturities....................................................................  $  13,624
                                                                                                ---------
                                                                                                ---------

                                                                                                  FAIR
                                                                                                  VALUE
                                                                                                ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............  $     497
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................      3,391
States, municipalities and political subdivisions.............................................        202
International governments.....................................................................        306
Public utilities..............................................................................        976
All other corporate including international...................................................      3,086
All other corporate--asset-backed.............................................................      5,134
Short-term investments........................................................................        808
                                                                                                ---------
    Total fixed maturities....................................................................  $  14,400
                                                                                                ---------
                                                                                                ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    The amortized cost and fair value of fixed maturities at December 31, 1996, by maturity, are shown below. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of such securities. These estimates are developed using prepayment speeds reported in broker consensus data and can be expected to vary from actual experience. Expected maturities differ from contractual maturities due to call or prepayment provisions.



         MATURITY           AMORTIZED COST  FAIR VALUE
--------------------------  --------------  -----------
One year or less..........    $    2,632     $   2,642
Over one year through five
 years....................         5,871         5,928
Over five years through
 ten years................         3,320         3,311
Over ten years............         1,756         1,743
                                 -------    -----------
    Total.................    $   13,579     $  13,624
                                 -------    -----------
                                 -------    -----------



    Sales of fixed maturities excluding short-term fixed maturities for the years ended December 31, 1996, 1995 and 1994 resulted in proceeds of $3,459, $4,848 and $5,708, respectively, resulting in gross realized capital gains of $87, $91 and $71, respectively, and gross realized capital losses (including investment writedowns) of $298, $72 and $100, respectively, not including policyholder gains and losses. Sales of equity securities for the years ended December 31, 1996, 1995 and 1994 resulted in proceeds of $74, $64 and $159, respectively, resulting in gross realized capital gains of $2, $28 and $3, respectively, and gross realized capital losses of $0, $59 and $14, respectively, not including policyholder gains and losses.



(F) CONCENTRATION OF CREDIT RISK



    As of December 31, 1996, the Company had a reinsurance recoverable of $3.8 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $3.8 billion (including policy loans of $3.3 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. Excluding investments in U.S. government and agencies, the Company has no other significant concentrations of credit risk in fixed maturities.



(G) DERIVATIVE INVESTMENTS



    Derivatives play an important role in facilitating the management of interest rate risk, creating opportunities to fund product obligations hedging against indexation risks that affect the value of certain liabilities and adjusting broad investment risk characteristics when dictated by significant changes in market risks. As an end user of derivatives, the Company uses a variety of derivative financial instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options in order to hedge exposure to price, foreign currency and/or interest rate risk on anticipated investment purchases or existing assets and liabilities. The notional amounts of derivative contracts represent the basis upon which pay and receive amounts are calculated and are not reflective of credit risk for derivative contracts. Credit risk for derivative contracts is limited to the amounts calculated to be due to the Company on such contracts. The Company believes it maintains prudent policies regarding the financial stability and credit standing of its major counterparties and typically requires credit enhancement provisions to further limit its credit risk. Many of these derivative contracts are bilateral agreements that are not assignable without the consent of the relevant counterparty. Notional amounts pertaining to derivative financial instruments totaled $9.9 billion and $8.8 billion at December 31, 1996 and 1995, respectively ($7.4 billion and $7.1 billion related to life insurance investments and $2.5 billion and $1.7 billion related to life insurance liabilities at December 31, 1996 and 1995, respectively).

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    The following table summarizes the Company's derivatives, segregated by major categories, as of December 31, 1996 and 1995:


                                                                             AMOUNTS HEDGED (NOTIONAL AMOUNTS) (EXCLUDING
                                                                                          LIABILITY HEDGES)
                                                                          --------------------------------------------------
                                                                                                   PURCHASED
                                                                            TOTAL    ISSUED CAPS   OPTIONS,
                                                                          CARRYING        &         CAPS &
1996                                                                        VALUE     FLOORS(C)    FLOORS(D)    FUTURES(E)
------------------------------------------------------------------------  ---------  -----------  -----------  -------------
Asset-backed securities (excluding inverse floaters and anticipatory)...  $   5,242   $     500    $   2,454     $      --
Inverse floaters(a).....................................................        352          98          856            --
Anticipatory(g).........................................................         --          --           --           132
Other bonds and notes...................................................      7,369         425          440             5
Short-term investments..................................................        661          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total fixed maturities..............................................     13,624       1,023        3,750           137
Equity securities, policy loans and other investments...................      4,011          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total investments...................................................  $  17,635   $   1,023    $   3,750     $     137
                                                                          ---------  -----------  -----------        -----
                                                                          ---------  -----------  -----------        -----
    Total derivatives-fair value(b).....................................              $     (10)   $      35     $      --
                                                                                     -----------  -----------        -----
                                                                                     -----------  -----------        -----


                                                                             AMOUNTS HEDGED (NOTIONAL AMOUNTS) (EXCLUDING
                                                                                          LIABILITY HEDGES)
                                                                          --------------------------------------------------
                                                                                                   PURCHASED
                                                                            TOTAL    ISSUED CAPS   OPTIONS,
                                                                          CARRYING        &         CAPS &
1995                                                                        VALUE     FLOORS(C)    FLOORS(D)    FUTURES(E)
------------------------------------------------------------------------  ---------  -----------  -----------  -------------
Asset-backed securities (excluding inverse floaters and anticipatory)...  $   5,764   $     118    $   3,133     $     322
Inverse floaters(a).....................................................        711         560          354             6
Anticipatory(g).........................................................         --          --           --           213
Other bonds and notes...................................................      7,118          33           66           322
Short-term investments..................................................        807          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total fixed maturities..............................................     14,400         711        3,553           863
Equity securities, policy loans and other investments...................      3,865          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total investments...................................................  $  18,265   $     711    $   3,553     $     863
                                                                          ---------  -----------  -----------        -----
                                                                          ---------  -----------  -----------        -----
    Total derivatives-fair value(b).....................................              $     (32)   $      46     $      --
                                                                                     -----------  -----------        -----
                                                                                     -----------  -----------        -----


                                                                           INTEREST      FOREIGN       TOTAL
                                                                             RATE       CURRENCY     NOTIONAL
1996                                                                       SWAPS(H)     SWAPS(F)      AMOUNT
------------------------------------------------------------------------  -----------  -----------  -----------
Asset-backed securities (excluding inverse floaters and anticipatory)...   $     941    $      --    $   3,895
Inverse floaters(a).....................................................         346           --        1,300
Anticipatory(g).........................................................          --           --          132
Other bonds and notes...................................................       1,079          125        2,074
Short-term investments..................................................          --           --           --
                                                                          -----------       -----   -----------
    Total fixed maturities..............................................       2,366          125        7,401
Equity securities, policy loans and other investments...................          19           --           19
                                                                          -----------       -----   -----------
    Total investments...................................................   $   2,385    $     125    $   7,420
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------
    Total derivatives-fair value(b).....................................   $     (25)   $      (9)   $      (9)
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------

                                                                           INTEREST      FOREIGN       TOTAL
                                                                             RATE       CURRENCY     NOTIONAL
1995                                                                       SWAPS(H)     SWAPS(F)      AMOUNT
------------------------------------------------------------------------  -----------  -----------  -----------
Asset-backed securities (excluding inverse floaters and anticipatory)...   $     290    $      --    $   3,863
Inverse floaters(a).....................................................         681           --        1,601
Anticipatory(g).........................................................          25           --          238
Other bonds and notes...................................................         757          187        1,365
Short-term investments..................................................          --           --           --
                                                                          -----------       -----   -----------
    Total fixed maturities..............................................       1,753          187        7,067
Equity securities, policy loans and other investments...................          18           --           18
                                                                          -----------       -----   -----------
    Total investments...................................................   $   1,771    $     187    $   7,085
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------
    Total derivatives-fair value(b).....................................   $    (108)   $     (24)   $    (118)
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------


------------------------

(a) Inverse floaters are variations of collateralized mortgage obligations ("CMOs") for which the coupon rates move inversely with an index rate such as LIBOR. The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps and purchased caps and floors.


(b) The fair value of derivative instruments including swaps, caps, floors, futures, options and forward commitments, was determined using a pricing model which is validated through quarterly comparison to dealer quoted market prices, for 1996 and dealer quoted prices for 1995.


(c) The 1996 data includes issued caps of $433 with a weighted average strike rate of 8.21% (ranging from 7.0% to 9.5%) and over 93% maturing in 2000 through 2005. In addition, issued floors totaled $590, had a weighted average strike rate of 5.17% (ranging from 5.00% to 7.85%) with all of them maturing by the end of 2005. The 1995 data includes issued caps of $475 with a weighted average strike rate of 8.5% (ranging from 7.0% to 10.4%) and over 85% maturing in 2000 through 2004. In addition, issued floors totaled $236, had a weighted average strike rate of 8.1% (ranging from 5.3% to 10.9%) and mature through 2007, with 76% maturing by 2004.


(d) The 1996 data includes purchased floors of $2.4 billion and purchased caps of $1.3 billion. The floors had a weighted average strike rate of 5.84% (ranging from 3.70% to 7.85%) and over 87% mature in 1997 through 1999. The options mature in 1997. The caps had a weighted average strike rate of 7.59% (ranging from 4.40% to 10.125%) and over 76% mature in 1997 through 2001. The 1995 data includes purchased floors of $1.8 billion and purchased caps of $1.7 billion. The floors had a weighted average strike price of 5.8% (ranging from 3.7% to 6.8%) and over 85% mature in 1997 through 1999. The caps had a weighted average strike price of 7.5% (ranging from 4.5% and 10.1%) and over 82% mature in 1997 through 1999.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


(e) As of December 31, 1996 and 1995, over 39% and 95%, respectively, of the notional futures contracts, expire within one year.


(f) As of December 31, 1996 and 1995, over 42% and 25%, respectively, of the Company's foreign currency swaps, expire within one year; the balance mature over the succeeding 4 to 5 years.


(g) Deferred gains and losses on anticipatory transactions are included in the carrying value of bond investments in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1996, the Company had $1 million in net deferred gains for futures, interest rate swaps and purchased options. The Company expects to basis adjust $1 million of the deferred gains in 1997. At December 31, 1995, the Company had $5.3 million in net deferred gains for futures, interest rate swaps and purchased options.


(h) The following table summarizes the maturities by notional value of interest rate swaps outstanding at December 31, 1996 and 1995, and the related weighted average interest pay rate or receive rate. The variable rates represent spot rates (primarily 90 day LIBOR), as of December 31, 1996 and 1995. Such variable rates have been calculated assuming that the spot rates remain unchanged throughout the life of the interest rate swaps.


1996                                                             1997         1998         1999         2000         2001
------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $--         $50          $125          $35         $125
    Weighted Average Pay Rate                                         --          5.7 %        5.9 %        5.5 %        5.5%
    Weighted Average Receive Rate                                     --          3.2 %         --          6.5 %        6.4%
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $86          $25         $486          $74         $582
    Weighted Average Pay Rate                                        7.5 %         --          6.4 %        6.7 %        7.0%
    Weighted Average Receive Rate                                    5.6 %         --          5.6 %        5.7 %        6.2%
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $19          $15          $--         $200          $--
    Weighted Average Pay Rate                                        5.9 %        5.7 %         --          6.4 %         --
    Weighted Average Receive Rate                                    3.7 %        5.5 %         --          5.0 %         --
    Total Interest Rate Swaps                                       $105          $90         $611         $309         $707
    Total Weighted Average Pay Rate                                  7.2 %        5.7 %        6.3 %        6.4 %        6.7%
    Total Weighted Average Receive Rate                              5.2 %        3.8 %        4.3 %        5.4 %        6.3%


1995                                                             1996         1997         1998         1999         2000
------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                  $15           $50          $--         $453          $31
    Weighted Average Pay Rate                                        5.0 %        7.2 %         --          8.1 %        7.1%
    Weighted Average Receive Rate                                    5.8 %        5.9 %         --          5.8 %        5.7%
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                  $100          $68          $25          $25          $35
    Weighted Average Pay Rate                                        5.9 %        8.6 %        5.9 %         --          5.9%
    Weighted Average Receive Rate                                    2.4 %        7.9 %        4.0 %         --          6.5%
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $50          $18          $36          $12         $200
    Weighted Average Pay Rate                                        5.8 %         --          3.7 %        3.5 %        4.5%
    Weighted Average Receive Rate                                    5.4 %         --          5.6 %        5.2 %        6.8%
    Total Interest Rate Swaps                                       $165         $136          $61         $490         $266
    Total Weighted Average Pay Rate                                  5.8 %        7.8 %        4.6 %        7.6 %        5.0%
    Total Weighted Average Receive Rate                              3.6 %        7.2 %        4.9 %        5.4 %        6.6%

                                                                                            LATEST
1996                                                           THEREAFTER       TOTAL      MATURITY
------------------------------------------------------------  -------------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $170          $505         2003
    Weighted Average Pay Rate                                         5.7  %        5.7 %
    Weighted Average Receive Rate                                     6.9  %        4.7 %
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $349        $1,602         2007
    Weighted Average Pay Rate                                         6.9  %        6.8 %
    Weighted Average Receive Rate                                     5.9  %        5.9 %
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                    $44          $278         2003
    Weighted Average Pay Rate                                        12.9  %        7.4 %
    Weighted Average Receive Rate                                     6.4  %        5.2 %
    Total Interest Rate Swaps                                        $563        $2,385         2007
    Total Weighted Average Pay Rate                                   7.0  %        6.6 %
    Total Weighted Average Receive Rate                               6.3  %        5.5 %
                                                                                            LATEST
1995                                                           THEREAFTER       TOTAL      MATURITY
------------------------------------------------------------  -------------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $229          $778         2004
    Weighted Average Pay Rate                                         7.8  %        7.8 %
    Weighted Average Receive Rate                                     5.9  %        5.9 %
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $190          $443         2007
    Weighted Average Pay Rate                                         5.4  %        5.4 %
    Weighted Average Receive Rate                                     6.9  %        6.9 %
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $234          $550         2004
    Weighted Average Pay Rate                                        16.3  %        5.7 %
    Weighted Average Receive Rate                                     5.9  %        6.4 %
    Total Interest Rate Swaps                                        $653        $1,771         2007
    Total Weighted Average Pay Rate                                   7.3  %        6.9 %
    Total Weighted Average Receive Rate                               6.3  %        5.8 %



    In addition, interest rate sensitivity related to certain Company insurance liabilities was altered primarily through interest rate swap agreements. The notional amount of the liability agreements in which the Company generally pays one variable rate in exchange for another was $2.4 billion and $1.7 billion at December 31, 1996 and 1995, respectively. As of December 31, 1996, the weighted average pay rate was 5.6% and the weighted average receive rate was 6.5%. These agreements mature at various times through 2001.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    A reconciliation between notional amounts at December 31, 1995 and 1996 by derivative type and strategy is as follows:


                                                                                        BY DERIVATIVE TYPE
                                                                           ---------------------------------------------
                                                                               12/31/95                     MATURITIES/
                                                                            NOTIONAL AMOUNT    ADDITIONS   TERMINATIONS
                                                                           -----------------  -----------  -------------
Caps.....................................................................      $   2,184       $   1,286     $   1,715
Floors...................................................................          2,180           2,053         1,065
Options..................................................................             --              10            --
Swaps/Forwards...........................................................          3,566           3,989         2,694
Futures..................................................................            863           2,092         2,818
                                                                                  ------      -----------       ------
    Total................................................................      $   8,793       $   9,430     $   8,292
                                                                                  ------      -----------       ------
                                                                                  ------      -----------       ------


                                                                                            BY STRATEGY
                                                                           ---------------------------------------------
                                                                               12/31/95                     MATURITIES/
                                                                            NOTIONAL AMOUNT    ADDITIONS   TERMINATIONS
                                                                           -----------------  -----------  -------------
Liability................................................................      $   1,708       $   1,940     $   1,137
Anticipatory.............................................................            238             516           622
Asset....................................................................          2,984           1,265         2,137
Portfolio................................................................          3,863           5,709         4,396
                                                                                  ------      -----------       ------
    Total................................................................      $   8,793       $   9,430     $   8,292
                                                                                  ------      -----------       ------
                                                                                  ------      -----------       ------


                                                                               12/31/96
                                                                            NOTIONAL AMOUNT
                                                                           -----------------
Caps.....................................................................      $   1,755
Floors...................................................................          3,168
Options..................................................................             10
Swaps/Forwards...........................................................          4,861
Futures..................................................................            137
                                                                                  ------
    Total................................................................      $   9,931
                                                                                  ------
                                                                                  ------

                                                                               12/31/96
                                                                            NOTIONAL AMOUNT
                                                                           -----------------
Liability................................................................      $   2,511
Anticipatory.............................................................            132
Asset....................................................................          2,112
Portfolio................................................................          5,176
                                                                                  ------
    Total................................................................      $   9,931
                                                                                  ------
                                                                                  ------



(H) FAIR VALUE OF FINANCIAL INSTRUMENTS



                                                                                  AS OF DECEMBER 31,    AS OF DECEMBER 31,
                                                                                         1996                  1995
                                                                                 --------------------  --------------------
                                                                                 CARRYING     FAIR     CARRYING     FAIR
                                                                                  AMOUNT      VALUE     AMOUNT      VALUE
                                                                                 ---------  ---------  ---------  ---------
ASSETS
  Fixed maturities.............................................................  $  13,624  $  13,624  $  14,400  $  14,400
  Equity securities............................................................        119        119         63         63
  Policy loans.................................................................      3,836      3,836      3,381      3,381
  Mortgage loans...............................................................          2          2        265        265
  Investments in partnerships and trust........................................         48         48         94         97
  Other........................................................................          6         56         62         62
LIABILITIES
  Other policy benefits........................................................  $  11,707  $  11,469  $  12,727  $  12,767



    The following methods and assumptions were used to estimate the fair value of each class of financial instrument: fair value for fixed maturities and equity securities approximate those quotations published by applicable stock exchanges or received from other reliable sources; policy and mortgage loan carrying amounts approximate fair value; investments in partnerships and trusts are based on external market valuations from partnership and trust managements; fair value of derivative instruments, including swaps, caps, floors, futures, and forward commitments, is determined by using a pricing model which is validated through quarterly comparison to dealer quoted market prices; and other policy benefits payable for investment type contracts are determined by estimating future cash flows discounted at the year end market rate.



---------------------------------------------------

 4. INCOME TAX


    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member, including the Company, in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by Hartford Life for the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate federal, state and local income tax returns.



    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a consolidated federal income tax return. The Company will continue to remit to (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 35%, 32% and 32% in 1996, 1995 and 1994, respectively.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Income tax expense was as follows:



                                        FOR THE YEARS ENDED DECEMBER
                                                     31,
                                       -------------------------------
                                         1996       1995       1994
                                       ---------  ---------  ---------
 Current.............................  $     122  $     211  $     185
  Deferred...........................       (102)      (149)      (120)
                                       ---------  ---------  ---------
    Total............................  $      20  $      62  $      65
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------



    A reconciliation of the tax provision at the U.S. federal statutory rate to the provision for income taxes was as follows:



                                        FOR THE YEARS ENDED DECEMBER
                                                     31,
                                       -------------------------------
                                         1996       1995       1994
                                       ---------  ---------  ---------
 Tax provision at U.S. statutory
  rate...............................  $      20  $      67  $      71
  Tax-exempt income..................         --         (3)        (3)
  Foreign tax credit.................         --         (4)        (1)
  Other..............................         --          2         (2)
                                       ---------  ---------  ---------
    Total............................  $      20  $      62  $      65
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------



    Income taxes paid were $189, $162 and $244 in 1996, 1995 and 1994, respectively. The current tax refund due from The Hartford to the Company was $72 and $8 as of December 31, 1996 and 1995, respectively.



    Deferred tax assets (liabilities) included the following:



                                                       AS OF
                                                    DECEMBER 31,
                                                --------------------
                                                  1996       1995
                                                ---------  ---------
Tax return deferred acquisition costs.........  $     514  $     410
Financial statement deferred acquisition costs
 and reserves.................................       (242)       138
Employee benefits.............................          8          8
Unrealized (gain) loss on investments.........        (16)        32
Investments and other.........................        210       (168)
                                                ---------  ---------
    Total.....................................  $     474  $     420
                                                ---------  ---------
                                                ---------  ---------



    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In such circumstances, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1996 was $37.



---------------------------------------------------

 5. REINSURANCE


    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers.



    Life insurance net retained premiums were comprised of the following:



                                         YEAR ENDED DECEMBER 31,
                                     -------------------------------
                                       1996       1995       1994
                                     ---------  ---------  ---------
Gross premiums.....................  $   1,834  $   1,545  $   1,316
Insurance assumed..................        173        591        299
Insurance ceded....................       (302)      (649)      (515)
                                     ---------  ---------  ---------
    Total..........................  $   1,705  $   1,487  $   1,100
                                     ---------  ---------  ---------
                                     ---------  ---------  ---------



    Life reinsurance recoveries, which reduced death and other benefits, for the years ended December 31, 1996, 1995 and 1994 approximated $140, $220 and $164, respectively.



    In December 1994, the Company ceded to a third party $1.0 billion in individual fixed and variable annuities on a modified coinsurance basis. In December 1995, the Company ceded approximately $1.2 billion in individual variable annuities on a modified coinsurance basis to a third party. These transactions did not have a material impact on consolidated net income.



    In May 1994, the Company assumed the life insurance policies and the individual annuities of Pacific Standard with reserves and account values of approximately $434 million. The Company received cash and investment grade assets to support the life insurance and individual annuity contract obligations assumed.



---------------------------------------------------

 6.PENSION PLANS AND OTHER POSTRETIREMENT
   BENEFITS


    The Company's employees are included in Hartford Fire's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $2 and $2 in 1996, 1995 and 1994, respectively.



    The Company also provides, through Hartford Fire, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial for 1996, 1995 and 1994, respectively.



    The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 9.3% for 1996, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of the covered employees.



---------------------------------------------------

 7. BUSINESS SEGMENT INFORMATION


    The Company sells financial products such as fixed and variable annuities, retirement plan services, and life insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Investment Products, Individual Life Insurance and Employee Benefits. In addition, the Company also maintains a corporate operation and also classifies certain of its business as Runoff operations. The Investment Products segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, and interest-sensitive whole life policies. The Employee Benefits segment sells corporate owned life insurance. Through its corporate operation, the Company reports net investment income on assets representing surplus not assigned to any of its business segments and certain other revenues and expenses not specifically allocable to any of its business segments. The Company's Runoff operations are comprised of Closed Book GRC. With the exception of Closed Book GRC, net realized capital gains and losses are recognized in the period of realization but are allocated to the segments utilizing durations of the segment portfolios.


                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
REVENUES
  Investment Products...............  $   1,013  $     759  $     594
  Individual Life Insurance.........        440        383        375
  Employee Benefits.................      1,366      1,273        919
  Corporate Operations..............         81         52         30
  Runoff Operations.................        (11)       337        481
                                      ---------  ---------  ---------
    Total Revenues..................  $   2,889  $   2,804  $   2,399
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------


                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
INCOME BEFORE INCOME TAX EXPENSE
  Investment Products...............  $     230  $     172  $     127
  Individual Life Insurance.........         68         56         39
  Employee Benefits.................         43         37         27
  Corporate Operations..............         65         16          8
  Runoff Operations.................       (348)       (90)         2
                                      ---------  ---------  ---------
    Income Before Income Tax
     Expense........................  $      58  $     191  $     203
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
ASSETS
  Investment Products...............  $  53,743  $  40,624  $  29,115
  Individual Life Insurance.........      3,753      3,173      2,808
  Employee Benefits.................     14,515     13,494      7,847
  Corporate Operations..............      1,891      1,729        822
  Runoff Operations.................      3,667      5,177      7,257
                                      ---------  ---------  ---------
    Total Assets....................  $  77,569  $  64,197  $  47,849
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------



---------------------------------------------------

 8. STATUTORY NET INCOME AND SURPLUS


    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1997, without prior approval, is estimated to be $121 million. Statutory net income and surplus as of and for the years ended December 31 were:



                              1996       1995       1994
                            ---------  ---------  ---------
Statutory net income......  $     144  $     112  $      58
Statutory surplus.........  $   1,207  $   1,125  $     941



    The insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.



---------------------------------------------------

 9. SEPARATE ACCOUNTS


    The Company maintained separate account assets and liabilities totaling $49.7 billion and $36.3 billion at December 31, 1996 and 1995, respectively, which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $39.4 billion and $25.9 billion at December 31, 1996 and 1995, respectively, wherein the policyholder assumes the investment risk, and

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


guaranteed separate account assets totaling $10.3 billion at December 31, 1996 and 1995, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category are policy loans totaling $2.0 billion and $1.7 billion at December 31, 1996 and 1995, respectively. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees, net of minimum guarantees, were $538, $387 and $256 in 1996, 1995 and 1994, respectively.



    The guaranteed separate accounts include modified guaranteed individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.53% at December 31, 1996. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities at December 31, 1996. The portfolios are segregated from other investments and are managed so as to minimize liquidity and interest rate risk. To minimize the risk of disintermediation associated with early withdrawals, individual annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $0.1 billion in carrying value and $2.4 billion in notional amounts at December 31, 1996.



---------------------------------------------------

 10. COMMITMENTS AND CONTINGENCIES


    Under insurance guaranty fund laws existing in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $11, $10 and $8 in 1996, 1995 and 1994, respectively, of which $5, $6 and $4 were estimated to be creditable against premium taxes.



    The Company is a defendant in various lawsuits arising in the ordinary course of business. In the opinion of management, the resolution of these matters is not expected to have a material adverse effect on the Company's business, financial position, or results of operations.



    The rent paid to Hartford Fire for the space occupied by the Company was $3 in 1996, 1995, and 1994. The Company expects to pay annual rent of $7 in 1997, 1998, and 1999, respectively, $12 in 2000 and 2001, and $96 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized on a level basis over the term of the sublease and amounted to approximately $8 in 1996, 1995 and 1994.



---------------------------------------------------

 11. SUBSEQUENT EVENTS


    On February 10, 1997, Hartford Life filed a registration statement with the Securities and Exchange Commission relating to the U.S. and international offerings of shares of Class A common stock (the "Equity Offerings") representing up to 20% ownership of Hartford Life. After completion of the Equity Offerings, The Hartford would own all of the shares of Class B Common Stock (after reclassification of Hartford Life's common stock into Class B Common Stock prior to March 31, 1997). Hartford Life intends to use the estimated net proceeds of the Equity Offerings to make a capital contribution to its insurance subsidiaries, to reduce its third-party indebtedness and for other general corporate purposes.



    The Hartford has advised the Company that its current intent is to continue to beneficially own at least 80% of Hartford Life, but it is under no contractual obligation to do so, except for a limited period. Provided that The Hartford continues to beneficially own at least 80% of the combined voting power or the value of the outstanding capital stock of Hartford Life, Hartford Life will be included for federal income tax purposes in the controlled group of which The Hartford is the common parent. Each member of a controlled group is jointly and severally liable for pension funding and pension termination liabilities of each other member of the controlled group, as well as certain benefit plan taxes. Accordingly, the Company could be liable for pension funding, pension termination liabilities and certain other pension related excise taxes as well as other taxes of another member of The Hartford controlled group in the event any such liability is incurred, and not discharged, by such other member.



    In connection with the proposed Equity Offerings, Hartford Life plans to enter into formal agreements, including a master intercompany agreement, investment management agreements and a new tax sharing agreement, with The Hartford covering such matters as corporate services, approval of certain corporate activities, registration rights, owned and leased space, allocation of expenses, taxes and liabilities, investment advisory services, use of trademarks and certain other corporate matters. As part of the master intercompany agreement, Hartford Life would agree to remit to The Hartford 30% of any shared liabilities for which The Hartford is responsible in respect of the ITT Spin-off, 30% of any taxes which may be assessed to The

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


Hartford relating to the ITT Spin-off and will indemnify The Hartford for certain other tax liabilities. As of December 31, 1996 there was no known liability associated with the ITT Spin-off. Such agreements are meant to maintain the relationship between Hartford Life and The Hartford in a manner consistent in all material respects with past practice. As a result, management believes these agreements should not have a material impact on the results of operations of the Company.



    In addition, under insurance company holding laws, agreements between Hartford Life's insurance subsidiaries and The Hartford must be fair and reasonable and may be subject to the approval of applicable insurance commissioners. The agreements will be intended to maintain the relationship between Hartford Life and The Hartford in a manner generally consistent with past practices. However, none of these arrangements will result from arm's-length negotiations and, therefore, the prices charged to Hartford Life and its subsidiaries for services provided under these arrangements may be higher or lower than prices that may be charged by third parties.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
  SCHEDULE I -- SUMMARY OF INVESTMENTS (OTHER THAN INVESTMENTS IN AFFILIATES)
                            AS OF DECEMBER 31, 1996
                                 (IN MILLIONS)

                                                                                                               ESTIMATED
                                                                                                                 FAIR
TYPE OF INVESTMENT                                                                                   COST        VALUE
-------------------------------------------------------------------------------------------------  ---------  -----------
Fixed Maturities
Bonds and Notes
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)........................................................................  $     166   $     175
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)--asset-backed..........................................................      1,970       2,003
States, municipalities and political subdivisions................................................        373         368
International governments........................................................................        281         289
Public utilities.................................................................................        877         881
All other corporate including international......................................................      4,656       4,669
All other corporate--asset-backed................................................................      3,601       3,591
Short-term investments...........................................................................      1,655       1,648
                                                                                                   ---------  -----------
Total Fixed Maturities...........................................................................  $  13,579   $  13,624
Equity Securities
Common Stocks--industrial, miscellaneous, and all other..........................................        110         119
Total Fixed Maturities and Equity Securities.....................................................  $  13,689   $  13,743
Other Investments
Policy Loans.....................................................................................      3,836       3,836
Mortgage Loans...................................................................................          2           2
Investments in partnerships and trusts...........................................................         48          48
Futures, options, and miscellaneous..............................................................          6          56
Total Other Investments..........................................................................      3,892       3,942
                                                                                                   ---------  -----------
Total Investments................................................................................  $  17,581   $  17,685
                                                                                                   ---------  -----------
                                                                                                   ---------  -----------

                                                                                                     AMOUNT AT
                                                                                                    WHICH SHOWN
                                                                                                        ON
TYPE OF INVESTMENT                                                                                 BALANCE SHEET
-------------------------------------------------------------------------------------------------  -------------
Fixed Maturities
Bonds and Notes
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)........................................................................   $       175
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)--asset-backed..........................................................         2,003
States, municipalities and political subdivisions................................................           368
International governments........................................................................           289
Public utilities.................................................................................           881
All other corporate including international......................................................         4,669
All other corporate--asset-backed................................................................         3,591
Short-term investments...........................................................................         1,648
                                                                                                   -------------
Total Fixed Maturities...........................................................................   $    13,624
Equity Securities
Common Stocks--industrial, miscellaneous, and all other..........................................           119
Total Fixed Maturities and Equity Securities.....................................................   $    13,743
Other Investments
Policy Loans.....................................................................................         3,836
Mortgage Loans...................................................................................             2
Investments in partnerships and trusts...........................................................            48
Futures, options, and miscellaneous..............................................................             6
Total Other Investments..........................................................................         3,892
                                                                                                   -------------
Total Investments................................................................................   $    17,635
                                                                                                   -------------
                                                                                                   -------------



    Note: The fair values for short-term investments approximate cost.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
                                 (IN MILLIONS)

                                                                                        FUTURE POLICY
                                                                                      BENEFITS, UNPAID     OTHER POLICY
                                                                                         CLAIMS AND         CLAIMS AND
                                                                   DEFERRED POLICY    CLAIM ADJUSTMENT       BENEFITS
SEGMENT                                                           ACQUISITION COSTS       EXPENSES            PAYABLE
----------------------------------------------------------------  -----------------  -------------------  ---------------
1996
Investment Products.............................................      $   2,030           $   1,554          $   6,599
Individual Life Insurance.......................................            730                 346              2,160
Employee Benefits...............................................             --                 381              9,834
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  --              3,541
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   2,760           $   2,281          $  22,134
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1995
Investment Products.............................................      $   1,561           $   1,314          $   6,204
Individual Life Insurance.......................................            615                 706              1,932
Employee Benefits...............................................             12                 325              9,285
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  28              5,177
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   2,188           $   2,373          $  22,598
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1994
Investment Products.............................................      $   1,244           $     895          $   4,617
Individual Life Insurance.......................................            565                 582              2,543
Employee Benefits...............................................             --                 369              6,911
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  44              7,257
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   1,809           $   1,890          $  21,328
                                                                         ------              ------            -------
                                                                         ------              ------            -------


                                                                                      BENEFITS CLAIMS,    AMORTIZATION OF
                                                                    NET REALIZED          AND CLAIM       DEFERRED POLICY
                                                                  CAPITAL (LOSSES)       ADJUSTMENT         ACQUISITION
SEGMENT                                                                 GAINS             EXPENSES             COSTS
----------------------------------------------------------------  -----------------  -------------------  ---------------
1996
Investment Products.............................................      $      --           $     451          $     175
Individual Life Insurance.......................................             --                 245                 59
Employee Benefits...............................................             --                 546                 --
Corporate Operations............................................              6                  --                 --
Runoff Operations...............................................           (219)                293                 --
                                                                         ------              ------            -------
Consolidated Operations.........................................      $    (213)          $   1,535          $     234
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1995
Investment Products.............................................      $      --           $     349          $     117
Individual Life Insurance.......................................             --                 127                 70
Employee Benefits...............................................             --                 496                 --
Corporate Operations............................................            (11)                 33                 --
Runoff Operations...............................................             --                 417                 12
                                                                         ------              ------            -------
Consolidated Operations.........................................      $     (11)          $   1,422          $     199
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1994
Investment Products.............................................      $      --           $     383          $      90
Individual Life Insurance.......................................             --                 179                 51
Employee Benefits...............................................             --                 376                 --
Corporate Operations............................................              7                  --                 --
Runoff Operations...............................................             --                 467                  4
                                                                         ------              ------            -------
Consolidated Operations.........................................      $       7           $   1,405          $     145
                                                                         ------              ------            -------
                                                                         ------              ------            -------


                                                                   PREMIUMS AND        NET
                                                                       OTHER       INVESTMENT
SEGMENT                                                           CONSIDERATIONS     INCOME
----------------------------------------------------------------  ---------------  -----------
1996
Investment Products.............................................     $     536      $     477
Individual Life Insurance.......................................           287            153
Employee Benefits...............................................           881            485
Corporate Operations............................................            --             75
Runoff Operations...............................................             1            207
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,705      $   1,397
                                                                        ------     -----------
                                                                        ------     -----------
1995
Investment Products.............................................     $     319      $     436
Individual Life Insurance.......................................           246            137
Employee Benefits...............................................           922            351
Corporate Operations............................................            --             67
Runoff Operations...............................................            --            337
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,487      $   1,328
                                                                        ------     -----------
                                                                        ------     -----------
1994
Investment Products.............................................     $     263      $     330
Individual Life Insurance.......................................           268            108
Employee Benefits...............................................           569            350
Corporate Operations............................................            --             23
Runoff Operations...............................................            --            481
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,100      $   1,292
                                                                        ------     -----------
                                                                        ------     -----------

                                                                   DIVIDENDS TO       OTHER
SEGMENT                                                            POLICYHOLDERS    EXPENSES
----------------------------------------------------------------  ---------------  -----------
1996
Investment Products.............................................     $      --      $     156
Individual Life Insurance.......................................            --             68
Employee Benefits...............................................           635            143
Corporate Operations............................................            --             16
Runoff Operations...............................................            --             44
                                                                        ------     -----------
Consolidated Operations.........................................     $     635      $     427
                                                                        ------     -----------
                                                                        ------     -----------
1995
Investment Products.............................................     $      --      $     115
Individual Life Insurance.......................................            --             55
Employee Benefits...............................................           675            138
Corporate Operations............................................            --             11
Runoff Operations...............................................            --             (2)
                                                                        ------     -----------
Consolidated Operations.........................................     $     675      $     317
                                                                        ------     -----------
                                                                        ------     -----------
1994
Investment Products.............................................     $      --      $     (31)
Individual Life Insurance.......................................            --            107
Employee Benefits...............................................           419            100
Corporate Operations............................................            --             43
Runoff Operations...............................................            --              8
                                                                        ------     -----------
Consolidated Operations.........................................     $     419      $     227
                                                                        ------     -----------
                                                                        ------     -----------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                          GROSS         CEDED TO        ASSUMED FROM       NET
                                                          AMOUNT    OTHER COMPANIES   OTHER COMPANIES     AMOUNT
                                                        ----------  ----------------  ----------------  ----------
Year Ended December 31, 1996
Life Insurance in Force...............................  $  177,094    $    106,146       $   31,957     $  102,905
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,801    $        298       $      169     $    1,672
  Accident and Health Insurance.......................          33               4                4             33
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,834    $        302       $      173     $    1,705
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------
For the Year Ended December 31, 1995
Life Insurance in Force...............................  $  182,716    $    112,774       $   26,996     $   96,938
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,232    $        325       $      574     $    1,481
  Accident and Health Insurance.......................         313             324               17              6
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,545    $        649       $      591     $    1,487
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------
For the Year Ended December 31, 1994
Life Insurance in Force...............................  $  136,929    $     87,553       $   35,016     $   84,392
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,008    $        211       $      294     $    1,091
  Accident and Health Insurance.......................         308             304                5              9
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,316    $        515       $      299     $    1,100
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------

                                                          PERCENTAGE OF
                                                         AMOUNT ASSUMED
                                                             TO NET
                                                        -----------------
Year Ended December 31, 1996
Life Insurance in Force...............................          31.1%
Insurance Revenues
  Life Insurance and Annuities........................          10.1%
  Accident and Health Insurance.......................          12.1%
Total.................................................          10.1%
For the Year Ended December 31, 1995
Life Insurance in Force...............................          27.8%
Insurance Revenues
  Life Insurance and Annuities........................          38.8%
  Accident and Health Insurance.......................         283.3%
Total.................................................          39.7%
For the Year Ended December 31, 1994
Life Insurance in Force...............................          41.5%
Insurance Revenues
  Life Insurance and Annuities........................          26.9%
  Accident and Health Insurance.......................          55.6%
Total.................................................          27.2%

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                 (This page has been left blank intentionally.)

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Hartford Life Insurance Company
Separate Account Variable Life One and to the
Owners of Units of Interest Therein:



We have audited the accompanying statement of assets and liabilities of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting Hartford Life Insurance Company Separate Account Variable Life One) (the Accounts) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended (except for Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account which reflect the year ended December 31, 1996 and the period from inception, May 1, 1995, to December 31, 1995). These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager portfolio Sub-Account (constituting Hartford Life Insurance Company Separate Account Variable Life One) as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended (except for Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account which reflect the year ended December 31, 1996 and the period from inception, May 1, 1995, to December 31, 1995) in conformity with generally accepted accounting principles.



                                         ARTHUR ANDERSEN LLP


Hartford, Connecticut
February 14, 1997

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Variable Life One


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996



                                                           MONEY
                            BOND FUND     STOCK FUND    MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   ------------   ------------   -------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                          2,687,282
    Cost                          $ 2,631,020
    Market Value.........  $2,685,106        --             --             --
  Hartford Stock Fund,
   Inc.
    Shares                          3,505,678
    Cost                          $11,740,314
    Market Value.........      --        $14,523,007        --             --
  HVA Money Market Fund,
   Inc.
    Shares                         21,462,703
    Cost                          $21,462,703
    Market Value.........      --            --         $21,462,703        --
  Hartford Advisers Fund,
   Inc.
    Shares                          4,560,663
    Cost                          $ 8,504,445
    Market Value.........      --            --             --          $9,894,495
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                          5,157,901
    Cost                          $17,295,440
    Market Value.........      --            --             --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                          1,303,872
    Cost                          $ 1,346,063
    Market Value.........      --            --             --             --
  Hartford Index Fund,
   Inc.
    Shares                          2,546,926
    Cost                          $ 5,238,540
    Market Value.........      --            --             --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                          6,198,604
    Cost                          $ 7,856,691
    Market Value.........      --            --             --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                          2,089,543
    Cost                          $ 2,922,702
    Market Value.........      --            --             --             --
  Fidelity VIP Equity
   Income Fund
    Shares                            228,727
    Cost                          $ 4,438,947
    Market Value.........      --            --             --             --
  Fidelity VIP Overseas
   Fund
    Shares                             52,389
    Cost                          $  912,742
    Market Value.........      --            --             --             --
  Fidelity VIP II Asset
   Manager Fund
    Shares                             38,692
    Cost                          $  619,842
    Market Value.........      --            --             --             --
  Due from Hartford Life
   Insurance Company.....         126         13,544      1,547,822         76,303
  Receivable from fund
   shares sold...........      --            --             --             --
                           -----------   ------------   ------------   -------------
  Total Assets...........   2,685,232     14,536,551     23,010,525      9,970,798
                           -----------   ------------   ------------   -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --             --             --
  Payable for fund shares
   purchased.............         122         13,659      1,547,471         76,799
                           -----------   ------------   ------------   -------------
  Total Liabilities......         122         13,659      1,547,471         76,799
                           -----------   ------------   ------------   -------------
  Net Assets (variable
   life contract
   liabilities)..........  $2,685,110    $14,522,892    $21,463,054     $9,893,999
                           -----------   ------------   ------------   -------------
                           -----------   ------------   ------------   -------------
Units Outstanding........   2,176,786      8,115,365     18,251,689      6,326,595
Accumulation Unit Value
  at end of year.........  $ 1.233518    $  1.789555    $  1.175949     $ 1.563874

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                          2,687,282
    Cost                          $ 2,631,020
    Market Value.........        --                 --               --              --                 --
  Hartford Stock Fund,
   Inc.
    Shares                          3,505,678
    Cost                          $11,740,314
    Market Value.........        --                 --               --              --                 --
  HVA Money Market Fund,
   Inc.
    Shares                         21,462,703
    Cost                          $21,462,703
    Market Value.........        --                 --               --              --                 --
  Hartford Advisers Fund,
   Inc.
    Shares                          4,560,663
    Cost                          $ 8,504,445
    Market Value.........        --                 --               --              --                 --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                          5,157,901
    Cost                          $17,295,440
    Market Value.........     $20,189,726           --               --              --                 --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                          1,303,872
    Cost                          $ 1,346,063
    Market Value.........        --              $1,376,588          --              --                 --
  Hartford Index Fund,
   Inc.
    Shares                          2,546,926
    Cost                          $ 5,238,540
    Market Value.........        --                 --           $6,066,192          --                 --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                          6,198,604
    Cost                          $ 7,856,691
    Market Value.........        --                 --               --            $8,720,692           --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                          2,089,543
    Cost                          $ 2,922,702
    Market Value.........        --                 --               --              --              $3,233,400
  Fidelity VIP Equity
   Income Fund
    Shares                            228,727
    Cost                          $ 4,438,947
    Market Value.........        --                 --               --              --                 --
  Fidelity VIP Overseas
   Fund
    Shares                             52,389
    Cost                          $  912,742
    Market Value.........        --                 --               --              --                 --
  Fidelity VIP II Asset
   Manager Fund
    Shares                             38,692
    Cost                          $  619,842
    Market Value.........        --                 --               --              --                 --
  Due from Hartford Life
   Insurance Company.....          56,080               138          11,236             3,856             6,837
  Receivable from fund
   shares sold...........        --                 --               --              --                 --
                           -----------------   ---------------   -----------   ------------------   ------------
  Total Assets...........      20,245,806         1,376,726       6,077,428         8,724,548         3,240,237
                           -----------------   ---------------   -----------   ------------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                 --               --              --                 --
  Payable for fund shares
   purchased.............          56,023               137          11,392             3,909             6,885
                           -----------------   ---------------   -----------   ------------------   ------------
  Total Liabilities......          56,023               137          11,392             3,909             6,885
                           -----------------   ---------------   -----------   ------------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........     $20,189,783        $1,376,589      $6,066,036        $8,720,639        $3,233,352
                           -----------------   ---------------   -----------   ------------------   ------------
                           -----------------   ---------------   -----------   ------------------   ------------
Units Outstanding........      11,564,044         1,112,101       3,461,603         5,827,532         2,133,538
Accumulation Unit Value
  at end of year.........     $  1.745910        $ 1.237827      $ 1.752378        $ 1.496455        $ 1.515489

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                             EQUITY INCOME        OVERSEAS        ASSET MANAGER
                               PORTFOLIO          PORTFOLIO         PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Stock Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  HVA Money Market Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Advisers Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Capital
   Appreciation Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Mortgage
   Securities Fund, Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Index Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford International
   Opportunities Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Dividend and
   Growth Fund, Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Fidelity VIP Equity
   Income Fund

    Shares

    Cost
    Market Value.........      $4,810,134           --               --
  Fidelity VIP Overseas
   Fund

    Shares

    Cost
    Market Value.........        --               $ 987,009          --
  Fidelity VIP II Asset
   Manager Fund

    Shares

    Cost
    Market Value.........        --                 --              $ 655,053
  Due from Hartford Life
   Insurance Company.....          65,465           --                 24,687
  Receivable from fund
   shares sold...........        --                   5,676          --
                           ------------------   -------------      ----------
  Total Assets...........       4,875,599           992,685           679,740
                           ------------------   -------------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                   5,788          --
  Payable for fund shares
   purchased.............          64,505           --                 24,921
                           ------------------   -------------      ----------
  Total Liabilities......          64,505             5,788            24,921
                           ------------------   -------------      ----------
  Net Assets (variable
   life contract
   liabilities)..........      $4,811,094         $ 986,897         $ 654,819
                           ------------------   -------------      ----------
                           ------------------   -------------      ----------
Units Outstanding........       3,511,186           811,791           518,972
Accumulation Unit Value
  at end of year.........      $ 1.370219         $1.215706         $1.261761

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE ONE


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..............   $130,339     $   166,505    $617,137      $  203,460
                           -----------   -----------   -----------   -------------
    Net investment income
     (loss)..............    130,339         166,505     617,137         203,460
                           -----------   -----------   -----------   -------------
CAPITAL GAINS INCOME.....     --             309,113      --             107,033
                           -----------   -----------   -----------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (2,539)        (10,306)     --               1,174
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (35,847)      1,824,641      --             815,705
                           -----------   -----------   -----------   -------------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    (38,386)      1,814,335      --             816,879
                           -----------   -----------   -----------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 91,953     $ 2,289,953    $617,137      $1,127,372
                           -----------   -----------   -----------   -------------
                           -----------   -----------   -----------   -------------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
INVESTMENT INCOME:
  Dividends..............     $   94,066           $61,146        $ 80,193          $120,669          $ 41,572
                           -----------------       -------       -----------        --------        ------------
    Net investment income
     (loss)..............         94,066            61,146          80,193           120,669            41,572
                           -----------------       -------       -----------        --------        ------------
CAPITAL GAINS INCOME.....        567,054           --               33,058           118,054             2,804
                           -----------------       -------       -----------        --------        ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (15,665)               21           2,355            (1,547)              678
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,913,546               195         656,725           544,630           305,389
                           -----------------       -------       -----------        --------        ------------
    Net realized and
     unrealized gain
     (loss) on
     investments.........      1,897,881               216         659,080           543,083           306,067
                           -----------------       -------       -----------        --------        ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $2,559,001           $61,362        $772,331          $781,806          $350,443
                           -----------------       -------       -----------        --------        ------------
                           -----------------       -------       -----------        --------        ------------

                              FIDELITY VIP      FIDELITY VIP    FIDELITY VIP II
                             EQUITY INCOME        OVERSEAS       ASSET MANAGER
                               PORTFOLIO          PORTFOLIO        PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------   -------------   ----------------
INVESTMENT INCOME:
  Dividends..............       $ 28,598           $ 2,647          $ 4,226
                                --------        -------------       -------
    Net investment income
     (loss)..............         28,598             2,647            4,226
                                --------        -------------       -------
CAPITAL GAINS INCOME.....         11,171             2,911          --
                                --------        -------------       -------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (3,448)            1,350              884
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        333,297            71,916           32,712
                                --------        -------------       -------
    Net realized and
     unrealized gain
     (loss) on
     investments.........        329,849            73,266           33,596
                                --------        -------------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $369,618           $78,824          $37,822
                                --------        -------------       -------
                                --------        -------------       -------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Variable Life One


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                            MONEY
                            BOND FUND     STOCK FUND     MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   ------------   -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  130,339    $    166,505   $     617,137   $  203,460
  Capital gains income...      --             309,113        --            107,033
  Net realized gain
   (loss) on security
   transactions..........      (2,539)        (10,306)       --              1,174
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (35,847)      1,824,641        --            815,705
                           -----------   ------------   -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      91,953       2,289,953         617,137    1,127,372
                           -----------   ------------   -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     177,130       1,770,443      78,140,461    1,889,169
  Net transfers..........     932,335       4,457,656     (62,761,807)   2,840,668
  Surrenders.............     (69,207)       (362,933)       (814,963)    (264,048)
  Net loan withdrawals...     (22,111)       (179,201)     (2,187,733)     (50,031)
  Cost of insurance......     (76,606)       (391,509)     (1,139,390)    (289,178)
                           -----------   ------------   -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     941,541       5,294,456      11,236,568    4,126,580
                           -----------   ------------   -------------  -------------
  Total increase
   (decrease) in net
   assets................   1,033,494       7,584,409      11,853,705    5,253,952
NET ASSETS:
  Beginning of period....   1,651,616       6,938,483       9,609,349    4,640,047
                           -----------   ------------   -------------  -------------
  End of period..........  $2,685,110    $ 14,522,892   $  21,463,054   $9,893,999
                           -----------   ------------   -------------  -------------
                           -----------   ------------   -------------  -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995

                                                            MONEY
                            BOND FUND     STOCK FUND     MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   ------------   -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   72,383    $     97,045   $     305,022   $  121,941
  Capital gains income...      --              85,946        --             30,081
  Net realized gain
   (loss) on security
   transactions..........       7,394           5,809        --              2,907
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      97,007       1,009,567        --            667,925
                           -----------   ------------   -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     176,784       1,198,367         305,022      822,854
                           -----------   ------------   -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............      80,111         891,394      30,911,497      599,791
  Net transfers..........   1,202,083       3,494,521     (22,537,618)   1,102,448
  Surrenders.............     (16,941)       (130,094)       (212,380)    (101,194)
  Net loan withdrawals...     (73,159)        (82,429)     (5,589,429)     (26,807)
  Cost of insurance and
   other fees............     (33,808)       (192,045)       (484,560)    (126,639)
                           -----------   ------------   -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,158,286       3,981,347       2,087,510    1,447,599
                           -----------   ------------   -------------  -------------
  Total increase
   (decrease) in net
   assets................   1,335,070       5,179,714       2,392,532    2,270,453
NET ASSETS:
  Beginning of period....     316,546       1,758,769       7,216,817    2,369,594
                           -----------   ------------   -------------  -------------
  End of period..........  $1,651,616    $  6,938,483   $   9,609,349   $4,640,047
                           -----------   ------------   -------------  -------------
                           -----------   ------------   -------------  -------------



* From inception, May 1, 1995, to December 31, 1995.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               CAPTIAL          MORTGAGE                      INTERNATIONAL     DIVIDEND AND
                          APPRECIATION FUND  SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------  ---------------  ------------  ------------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $    94,066       $   61,146     $     80,193      $  120,669       $   41,572
  Capital gains income...        567,054          --                33,058         118,054            2,804
  Net realized gain
   (loss) on security
   transactions..........        (15,665)              21            2,355          (1,547)             678
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,913,546              195          656,725         544,630          305,389
                          -----------------  ---------------  ------------  ------------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,559,001           61,362          772,331         781,806          350,443
                          -----------------  ---------------  ------------  ------------------  ------------
UNIT TRANSACTIONS:
  Purchases..............      3,679,346          125,959        2,296,903       1,694,971          278,275
  Net transfers..........      7,290,692          552,359        3,171,094       2,966,744        2,674,253
  Surrenders.............       (485,609)         (13,643)         (96,179)       (285,131)         (20,374)
  Net loan withdrawals...       (245,321)          (8,001)      (1,375,343)        (69,836)         (67,575)
  Cost of insurance......       (644,012)         (28,469)        (200,560)       (306,356)         (42,548)
                          -----------------  ---------------  ------------  ------------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      9,595,096          628,205        3,795,915       4,000,392        2,822,031
                          -----------------  ---------------  ------------  ------------------  ------------
  Total increase
   (decrease) in net
   assets................     12,154,097          689,567        4,568,246       4,782,198        3,172,474
NET ASSETS:
  Beginning of period....      8,035,686          687,022        1,497,790       3,938,441           60,878
                          -----------------  ---------------  ------------  ------------------  ------------
  End of period..........    $20,189,783       $1,376,589     $  6,066,036      $8,720,639       $3,233,352
                          -----------------  ---------------  ------------  ------------------  ------------
                          -----------------  ---------------  ------------  ------------------  ------------

                               CAPITAL          MORTGAGE                      INTERNATIONAL     DIVIDEND AND
                          APPRECIATION FUND  SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------  ---------------  ------------  ------------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $    48,724       $   39,041     $     16,866      $   46,972       $      536
  Capital gains income...        159,934          --                   117          19,345          --
  Net realized gain
   (loss) on security
   transactions..........            (91)              66              232           1,947               67
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        998,680           47,911          170,588         351,014            5,309
                          -----------------  ---------------  ------------  ------------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,207,247           87,018          187,803         419,278            5,912
                          -----------------  ---------------  ------------  ------------------  ------------
UNIT TRANSACTIONS:
  Purchases..............      1,865,000            9,664          258,782         968,432           30,236
  Net transfers..........      2,860,807          112,099          942,414         909,391           37,813
  Surrenders.............       (209,729)          (6,610)         (20,596)       (161,497)         (12,610)
  Net loan withdrawals...        (53,870)         --               (30,128)        (39,629)         --
  Cost of insurance and
   other fees............       (276,771)          (9,804)         (42,284)       (150,874)            (473)
                          -----------------  ---------------  ------------  ------------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      4,185,437          105,349        1,108,188       1,525,823           54,966
                          -----------------  ---------------  ------------  ------------------  ------------
  Total increase
   (decrease) in net
   assets................      5,392,684          192,367        1,295,991       1,945,101           60,878
NET ASSETS:
  Beginning of period....      2,643,002          494,655          201,799       1,993,340          --
                          -----------------  ---------------  ------------  ------------------  ------------
  End of period..........    $ 8,035,686       $  687,022     $  1,497,790      $3,938,441       $   60,878
                          -----------------  ---------------  ------------  ------------------  ------------
                          -----------------  ---------------  ------------  ------------------  ------------

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                           EQUITY INCOME FUND   OVERSEAS FUND   ASSET MANAGER FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
OPERATIONS:
  Net investment income
   (loss)................      $   28,598         $  2,647           $  4,226
  Capital gains income...          11,171            2,911           --
  Net realized gain
   (loss) on security
   transactions..........          (3,448)           1,350                884
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         333,297           71,916             32,712
                           ------------------   -------------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         369,618           78,824             37,822
                           ------------------   -------------        --------
UNIT TRANSACTIONS:
  Purchases..............         889,845          203,728             94,706
  Net transfers..........       3,109,762          760,222            513,253
  Surrenders.............         (64,856)         (18,172)           (14,935)
  Net loan withdrawals...        (111,464)         (91,281)            (1,047)
  Cost of insurance......         (97,433)         (22,781)           (11,950)
                           ------------------   -------------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,725,854          831,716            580,027
                           ------------------   -------------        --------
  Total increase
   (decrease) in net
   assets................       4,095,472          910,540            617,849
NET ASSETS:
  Beginning of period....         715,622           76,357             36,970
                           ------------------   -------------        --------
  End of period..........      $4,811,094         $986,897           $654,819
                           ------------------   -------------        --------
                           ------------------   -------------        --------
                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                           EQUITY INCOME FUND   OVERSEAS FUND   ASSET MANAGER FUND
                              SUB-ACCOUNT*      SUB-ACCOUNT*       SUB-ACCOUNT*
                           ------------------   -------------   ------------------
OPERATIONS:
  Net investment income
   (loss)................      $    5,067         $ --               $--
  Capital gains income...        --                 --               --
  Net realized gain
   (loss) on security
   transactions..........              (7)             140                229
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          37,890            2,351              2,499
                           ------------------   -------------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          42,950            2,491              2,728
                           ------------------   -------------        --------
UNIT TRANSACTIONS:
  Purchases..............         206,082           18,683             12,310
  Net transfers..........         474,024           67,416             34,943
  Surrenders.............          (7,434)         (12,233)           (13,011)
  Net loan withdrawals...        --                 --               --
  Cost of insurance and
   other fees............        --                 --               --
                           ------------------   -------------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         672,672           73,866             34,242
                           ------------------   -------------        --------
  Total increase
   (decrease) in net
   assets................         715,622           76,357             36,970
NET ASSETS:
  Beginning of period....        --                 --               --
                           ------------------   -------------        --------
  End of period..........      $  715,622         $ 76,357           $ 36,970
                           ------------------   -------------        --------
                           ------------------   -------------        --------

50                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                       SEPARATE ACCOUNT VARIABLE LIFE ONE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996


---------------------------------------------------

 1. ORGANIZATION:


Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include twelve sub-accounts which invest solely in Hartford Mutual Funds and Fidelity Mutual Funds (the Funds). The other ten sub-accounts, which invest in Putnam Variable Trust Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES:


    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:



    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.



    b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.



    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.



    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.



---------------------------------------------------

 3.ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:


    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contractholders' accounts in accordance with the terms of the contracts.

Report of Independent Public Accountants

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One) (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One) as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                ARTHUR ANDERSEN LLP
Hartford, Connecticut
February 14, 1997

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities
----------------------------------------------------------------------------------------------------
December 31, 1996       Diversified      Global Asset    Global           Growth          High Yield
                        Income           Allocation      Growth           and Income      Fund
                        Fund             Fund            Fund             Fund            Sub-Account
                        Sub-Account      Sub-Account     Sub-Account      Sub-Account
----------------------------------------------------------------------------------------------------
Assets
Investments:
 ....................................................................................................
Putnam VT Diversified Income Fund
 Shares 38,605
 Cost $422,674
 ....................................................................................................
  Market Value:         $435,083         $       --      $        --      $        --     $       --
 ....................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 338,776
 Cost $4,929,519
 ....................................................................................................
  Market Value:               --          5,843,885               --               --             --
 ....................................................................................................
Putnam VT Global Growth Fund
 Shares 697,882
 Cost $10,354,773
 ....................................................................................................
  Market Value:               --                 --       11,780,245               --             --
 ....................................................................................................
Putnam VT Growth and Income Fund
 Shares 673,834
 Cost $13,684,147
 ....................................................................................................
  Market Value:               --                 --               --       16,549,365             --
 ....................................................................................................
Putnam VT High Yield Fund
 Shares 195,211
 Cost $2,368,169
 ....................................................................................................
  Market Value:               --                 --               --               --      2,529,937
 ....................................................................................................
Putnam VT Money Market Fund
 Shares 1,736,570
 Cost $1,736,570
 ....................................................................................................
  Market Value:               --                 --               --               --             --
 ....................................................................................................
Putnam VT New Opportunities Fund
 Shares 577,100
 Cost $9,925,787
 ....................................................................................................
  Market Value:               --                 --               --               --             --
 ....................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 361,426
 Cost $4,675,759
 ....................................................................................................
  Market Value:               --                 --               --               --             --
 ....................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 132,241
 Cost $1,606,704
 ....................................................................................................
  Market Value:               --                 --               --               --             --
 ....................................................................................................
Putnam VT Voyager Fund
 Shares 764,339
 Cost $21,417,935
 ....................................................................................................
  Market Value:               --                 --               --               --             --
 ....................................................................................................
Due from Hartford Life
 Insurance Company           200              3,483           11,088           16,222          7,130
 ....................................................................................................
Receivable from fund
 shares sold                  --                 --               --               --             --
----------------------------------------------------------------------------------------------------
Total Assets             435,283          5,847,368       11,791,333       16,565,587      2,537,067
----------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company            --                 --               --               --             --
 ....................................................................................................
Payable for fund shares
 purchased                   200              3,489           11,088           16,329          7,147
 ....................................................................................................
Total Liabilities            200              3,489           11,088           16,329          7,147
----------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $435,083         $5,843,879      $11,780,245      $16,549,258     $2,529,920
----------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (Continued)
----------------------------------------------------------------------------------------------------------
December 31, 1996       Money            New               U.S. Govt.        Utilities         Voyager
                        Market           Opportunities     and High          Growth            Fund
                        Fund             Fund              Quality Bond      and Income        Sub-Account
                        Sub-Account      Sub-Account       Fund              Fund
                                                           Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ..........................................................................................................
Putnam VT Diversified Income Fund
 Shares 38,605
 Cost $422,674
 ..........................................................................................................
  Market Value:         $       --       $       --        $       --        $       --        $        --
 ..........................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 338,776
 Cost $4,929,519
 ..........................................................................................................
  Market Value:                 --               --                --                --                 --
 ..........................................................................................................
Putnam VT Global Growth Fund
 Shares 697,882
 Cost $10,354,773
 ..........................................................................................................
  Market Value:                 --               --                --                --                 --
 ..........................................................................................................
Putnam VT Growth and Income Fund
 Shares 673,834
 Cost $13,684,147
 ..........................................................................................................
  Market Value:                 --               --                --                --                 --
 ..........................................................................................................
Putnam VT High Yield Fund
 Shares 195,211
 Cost $2,368,169
 ..........................................................................................................
  Market Value:                 --               --                --                --                 --
 ..........................................................................................................
Putnam VT Money Market Fund
 Shares 1,736,570
 Cost $1,736,570
 ..........................................................................................................
  Market Value:          1,736,570               --                --                --                 --
 ..........................................................................................................
Putnam VT New Opportunities Fund
 Shares 577,100
 Cost $9,925,787
 ..........................................................................................................
  Market Value:                 --        9,937,669                --                --                 --
 ..........................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 361,426
 Cost $4,675,759
 ..........................................................................................................
  Market Value:                 --               --         4,774,443                --                 --
 ..........................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 132,241
 Cost $1,606,704
 ..........................................................................................................
  Market Value:                 --               --                --         1,957,164                 --
 ..........................................................................................................
Putnam VT Voyager Fund
 Shares 764,339
 Cost $21,417,935
 ..........................................................................................................
  Market Value:                 --               --                --                --         24,863,947
 ..........................................................................................................
Due from Hartford Life
 Insurance Company              --           18,858               199                --             39,530
 ..........................................................................................................
Receivable from fund
 shares sold                    10               --                --             2,230                 --
----------------------------------------------------------------------------------------------------------
Total Assets             1,736,580        9,956,527         4,774,642         1,959,394         24,903,477
----------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life             1               --                --            $2,254                 --
 Insurance Company
 ..........................................................................................................
Payable for fund shares
 purchased                      --           18,785               199                --             39,611
 ..........................................................................................................
Total Liabilities                1           18,785               199             2,254             39,611
----------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $1,736,579       $9,937,742        $4,774,443        $1,957,140        $24,863,866
----------------------------------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets and Liablilites (continued)
----------------------------------------------------------------------------------------------------------------------------
December 31, 1996                                                         Units               Unit               Contract
                                                                          Owned by            Price              Liability
                                                                          Participants
----------------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
 Group Sub-Accounts:
 ............................................................................................................................
  Diversified Income Fund Sub-Account                                        36,063           $12.064581            $435,083
 ............................................................................................................................
  Global Asset Allocation Fund Sub-Account                                  381,904            15.301933           5,843,879
 ............................................................................................................................
  Global Growth Fund Sub-Account                                            741,021            15.897325          11,780,245
 ............................................................................................................................
  Growth and Income Fund Sub-Account                                        929,091            17.812315          16,549,258
 ............................................................................................................................
  High Yield Fund Sub-Account                                               174,838            14.470063           2,529,920
 ............................................................................................................................
  Money Market Fund Sub-Account                                           1,483,882             1.170296           1,736,579
 ............................................................................................................................
  New Opportunities Fund Sub-Account                                        670,053            14.831271           9,937,742
 ............................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                    381,812            12.504679           4,774,443
 ............................................................................................................................
  Utilities Growth and Income Fund Sub-Account                              132,125            14.812870           1,957,140
 ............................................................................................................................
  Voyager Fund Sub-Account                                                1,356,650            18.327403          24,863,866
----------------------------------------------------------------------------------------------------------------------------
Grand Total                                                                                                      $80,408,155
----------------------------------------------------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY

Statement of Operations
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Diversified         Global Asset        Global              Growth
December 31, 1996                                 Income              Allocation          Growth              and Income
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $ 3,462             $188,398            $  127,576          $  373,127
 .........................................................................................................................
 Capital gains income                                  --              123,629               185,843             169,182
 .........................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                            552               (7,261)                 (629)              3,431
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       11,226              402,313               939,399           1,721,046
 .........................................................................................................................
 Net gain (loss) on
  investments                                      11,778              395,052               938,770           1,724,477
-------------------------------------------------------------------------------------------------------------------------
 Net increase
  (decrease) in net
  assets resulting
  from operations                                 $15,240             $707,079            $1,252,189          $2,266,786
-------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                High Yield          Money               New                 U.S. Govt.
December 31, 1996                                 Fund                Market              Opportunities       and High
                                                  Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $100,269            $64,821             $     --            $118,810
 ..........................................................................................................................
 Capital gains income                                   --                 --                   --                  --
 ..........................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..........................................................................................................................
 Net realized gain (loss)
  on security transactions                           1,207                 --              (12,125)              1,512
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       110,874                 --              (46,287)             39,260
 ..........................................................................................................................
 Net gain (loss) on
  investments                                      112,081                 --              (58,412)             40,772
--------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting
 from operations                                  $212,350            $64,821             $(58,412)           $159,582
--------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
---------------------------------------------------------------------------------
For the year ended                                Utilities           Voyager
December 31, 1996                                 Growth              Fund
                                                  and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
Investment income:
 Dividends                                        $ 54,039            $275,323
 .................................................................................
 Capital gains income                                   --             535,426
 .................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 .................................................................................
 Net realized gain (loss)
  on security transactions                           5,913             (21,665)
 .................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       187,466           1,014,491
 .................................................................................
 Net gain (loss) on
  investments                                      193,379             992,826
---------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting
 from operations                                  $247,418          $1,803,575
---------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Diversified         Global Asset        Global              Growth
December 31, 1996                                 Income              Allocation          Growth              and Income
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $  3,462            $  188,398          $   127,576         $   373,127
 .........................................................................................................................
 Capital gains income                                   --               123,629              185,843             169,182
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                             552                (7,261)                (629)              3,431
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        11,226               402,313              939,399           1,721,046
 .........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                   15,240               707,079            1,252,189           2,266,786
 .........................................................................................................................
Unit transactions:
 Purchases                                          24,807               452,006            2,362,436           2,593,033
 .........................................................................................................................
 Net transfers                                     389,351             1,230,543            4,268,747           5,653,969
 .........................................................................................................................
 Surrenders                                         (2,488)             (134,352)            (261,978)           (232,793)
 .........................................................................................................................
 Loan withdrawals                                       --               (15,060)            (136,654)           (131,861)
 .........................................................................................................................
 Cost of insurance                                  (6,035)             (129,436)            (380,278)           (386,556)
 .........................................................................................................................
 Total net increase
  in net assets resulting
  from unit transactions                           405,635             1,403,701            5,852,273           7,495,792
 .........................................................................................................................
 Total increase
  in net assets                                    420,875             2,110,780            7,104,462           9,762,578
 .........................................................................................................................
Net assets:
 Beginning of period                                14,208             3,733,099            4,675,783           6,786,680
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $435,083            $5,843,879          $11,780,245         $16,549,258
-------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                High Yield          Money               New                 U.S. Govt.
December 31, 1996                                 Fund                Market              Opportunities       and High
                                                  Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $  100,269          $   64,821          $       --          $  118,810
 ..........................................................................................................................
 Capital gains income                                     --                  --                  --                  --
 ..........................................................................................................................
 Net realized gain (loss)
  on security transactions                             1,207                  --             (12,125)              1,512
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                         110,874                  --             (46,287)             39,260
 ..........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                    212,350              64,821             (58,412)            159,582
 ..........................................................................................................................
Unit transactions:
 Purchases                                           623,832             222,153           1,916,795             851,577
 ..........................................................................................................................
 Net transfers                                       827,225           1,174,039           7,598,113           2,649,806
 ..........................................................................................................................
 Surrenders                                          (75,658)            (15,114)           (180,695)            (43,664)
 ..........................................................................................................................
 Loan withdrawals                                    (62,507)            (32,391)            (15,220)            (88,504)
 ..........................................................................................................................
 Cost of insurance                                  (118,676)            (75,543)           (207,683)           (175,229)
 ..........................................................................................................................
 Total net increase
  in net assets resulting
  from unit transactions                           1,194,216           1,273,144           9,111,310           3,193,986
 ..........................................................................................................................
 Total increase
  in net assets                                    1,406,566           1,337,965           9,052,898           3,353,568
 ..........................................................................................................................
Net assets:
 Beginning of period                               1,123,354             398,614             884,844           1,420,875
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $2,529,920          $1,736,579          $9,937,742          $4,774,443
--------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------
For the year ended                                Utilities           Voyager
December 31, 1996                                 Growth              Fund
                                                  and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   54,039          $   275,323
 .................................................................................
 Capital gains income                                     --              535,426
 .................................................................................
 Net realized gain (loss)
  on security transactions                             5,913              (21,665)
 .................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                         187,466            1,014,491
 .................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                    247,418            1,803,575
 .................................................................................
Unit transactions:
 Purchases                                           197,577            4,304,397
 .................................................................................
 Net transfers                                       374,918            9,073,061
 .................................................................................
 Surrenders                                          (23,356)            (688,697)
 .................................................................................
 Loan withdrawals                                     (8,504)            (311,045)
 .................................................................................
 Cost of insurance                                   (46,157)            (810,828)
 .................................................................................
 Total net increase
  in net assets resulting
  from unit transactions                             494,478           11,566,888
 .................................................................................
 Total increase
  in net assets                                      741,896           13,370,463
 .................................................................................
Net assets:
 Beginning of period                               1,215,244           11,493,403
---------------------------------------------------------------------------------
 End of period                                    $1,957,140          $24,863,866
---------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Diversified         Global Asset        Global              Growth
December 31, 1995                                 Income              Allocation          Growth              and Income
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $    --             $   39,388          $   24,814          $  121,893
 .........................................................................................................................
 Capital gains income                                  --                     --              46,171              31,376
 .........................................................................................................................
 Net realized gain
  on security transactions                             10                 14,435                 932               1,768
 .........................................................................................................................
 Net unrealized
  appreciation of
  investments during
  the period                                        1,182                535,036             471,341           1,198,951
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   1,192                588,859             543,258           1,353,988
 .........................................................................................................................
Unit transactions:
 Purchases                                            765                339,758           1,154,464             899,746
 .........................................................................................................................
 Net transfers                                     12,424              2,127,164           1,287,158           2,362,146
 .........................................................................................................................
 Surrenders                                           (57)               (72,050)           (133,739)           (160,057)
 .........................................................................................................................
 Loan withdrawals                                      --                (55,002)            (58,904)            (75,016)
 .........................................................................................................................
 Cost of insurance                                   (116)               (78,172)           (172,021)           (152,234)
 .........................................................................................................................
 Net increase
  in net assets resulting
  from unit transactions                           13,016              2,261,698           2,076,958           2,874,585
 .........................................................................................................................
 Total increase
  in net assets                                    14,208              2,850,557           2,620,216           4,228,573
 .........................................................................................................................
Net assets:
 Beginning of period                                   --                882,542           2,055,567           2,558,107
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $14,208             $3,733,099          $4,675,783          $6,786,680
-------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                High Yield          Money               New                 U.S. Govt.
December 31, 1995                                 Fund                Market              Opportunities       and High
                                                  Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   45,484          $ 14,226            $     --            $   22,761
 .........................................................................................................................
 Capital gains income                                     --                --                  --                    --
 .........................................................................................................................
 Net realized gain
  on security transactions                                35                --                  56                 2,030
 .........................................................................................................................
 Net unrealized
  appreciation of
  investments during
  the period                                          64,042                --              58,166                74,145
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                    109,561            14,226              58,222                98,936
 .........................................................................................................................
Unit transactions:
 Purchases                                           232,533            77,580             140,605               165,903
 .........................................................................................................................
 Net transfers                                       488,483           106,176             712,707               964,335
 .........................................................................................................................
 Surrenders                                          (36,113)           (5,881)            (14,763)              (33,996)
 .........................................................................................................................
 Loan withdrawals                                     (3,445)          (31,209)             (5,438)              (11,534)
 .........................................................................................................................
 Cost of insurance                                   (47,259)          (14,549)             (6,489)              (27,019)
 .........................................................................................................................
 Net increase
  in net assets resulting
  from unit transactions                             634,199           132,117             826,622             1,057,689
 .........................................................................................................................
 Total increase
  in net assets                                      743,760           146,343             884,844             1,156,625
 .........................................................................................................................
Net assets:
 Beginning of period                                 379,594           252,271                  --               264,250
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $1,123,354          $398,614            $884,844            $1,420,875
-------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------
For the year ended                                Utilities           Voyager
December 31, 1995                                 Growth              Fund
                                                  and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   47,950          $    14,475
 .................................................................................
 Capital gains income                                     --              106,726
 .................................................................................
 Net realized gain
  on security transactions                             3,151                1,707
 .................................................................................
 Net unrealized
  appreciation of
  investments during
  the period                                         229,924            2,361,906
 .................................................................................
 Net increase in net
  assets resulting
  from operations                                    281,025            2,484,814
 .................................................................................
Unit transactions:
 Purchases                                           168,645            2,208,784
 .................................................................................
 Net transfers                                        71,815            4,010,510
 .................................................................................
 Surrenders                                          (74,646)            (313,366)
 .................................................................................
 Loan withdrawals                                     (2,201)             (64,074)
 .................................................................................
 Cost of insurance                                   (26,397)            (368,558)
 .................................................................................
 Net increase
  in net assets resulting
  from unit transactions                             137,216            5,473,296
 .................................................................................
 Total increase
  in net assets                                      418,241            7,958,110
 .................................................................................
Net assets:
 Beginning of period                                 797,003            3,535,293
---------------------------------------------------------------------------------
 End of period                                    $1,215,244          $11,493,403
---------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
December 31, 1996

1. ORGANIZATION:
Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include ten subaccounts which invest solely in the Putnam Variable Trust Funds (the Funds). The other twelve sub-accounts, which invest in Hartford Mutual Funds and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost.
Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

                                    PART II

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The facing sheet.


     The prospectus consisting of 69 pages.


     The undertaking to file reports.

     The Rule 484 undertaking.

     The signature page.

(1) The following exhibits included herewith correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2.


     (A1) Resolution of Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)


     (A2)  Not applicable.


     (A3a) Principal Underwriting Agreement.

     (A3b) Form of Selling Agreements.(2)


     (A3c) Not applicable.

     (A4)  Not applicable.


     (A5)  Form of Flexible Premium Variable Life Insurance Policy.(2)

     (A6a) Charter of Hartford.

     (A6b) Bylaws of Hartford.(1)


     (A7)  Not applicable.

--------------------

  (1) Incorporated by reference to Post-Effective Amendment No. 3to the Registration Statement File No. 33-53692, filed on April 20, 1995.

  (2) Incorporated by reference to the Initial Submission, to the Registration Statement File No. 333-07465, filed on July 2, 1996.

     (A8)  Not applicable.

     (A9)  Not applicable.


     (A10) Form of Application for Flexible Premium Variable Life
           Insurance Policies.(1)


     (A11) Memorandum describing transfer and redemption procedures is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-07465, filed on November 4, 1996.


(2)  Opinion and Consent of Lynda Godkin, General Counsel.


(3) No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I.

(4)  Not applicable.


(5)  Opinion and Consent of Ken A. McCullum, FSA, MAAA.

(6)  Consent of Arthur Andersen LLP, Independent Public Accountants.

(7)  Power of Attorney.

(8)  Financial Data Schedule.

                    REPRESENTATION OF REASONABLENESS OF FEES


Hartford Life Insurance Company ("Hartford") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.


                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

        UNDERTAKINGS AND REPRESENTATIONS AS REQUIRED BY RULE 6E-3(T)

1. Separate Account VL I meets the definition of "Separate Account" under Rule 6e-3(T).


2. Hartford undertakes to keep and make available to the Commission upon request any documents used to support any representation as to the reasonableness of fees.


                          UNDERTAKING ON INDEMNIFICATION

Article VIII of the Bylaws of Hartford Life Insurance Company, a Connecticut corporation, provides for indemnification of its officers, directors and employees to the extent consistent with statutory requirements.

Connecticut General Laws Section 33-320a provides for indemnification of officers, directors and employees of a corporation as follows:

(b) Except as otherwise provided in this section, a corporation shall indemnify any person made a party to any proceeding, other than an action by or in the right of the corporation, by reason of the fact that he, or the person whose legal representative he is, is or was a shareholder, director, officer, employee or agent of the corporation, or an eligible outside party, against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred by him, and the person whose legal representative he is, in connection with such proceeding. The corporation shall not so indemnify any such person unless (1) such person, and the person whose legal representative he is, was successful on the merits in the defense of any proceeding referred to in this subsection, or (2) it shall be concluded as provided in subsection (d) of this section that such person, and the person whose legal representative he is, acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation or, in the case of a person serving as a fiduciary of an employee benefit plan or trust, either in the best interests of the corporation or in the best interests of the participants and beneficiaries of such employee benefit plan or trust and consistent with the provisions of such employee benefit plan or trust and, with respect to any criminal action or proceeding, that he had no reasonable cause to believe his conduct was unlawful, or (3) the court, on application as provided in subsection (e) of this section, shall have determined that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine; except that, in connection with an alleged claim based upon his purchase or sale of securities of the corporation or of another enterprise, which he serves or served at the request of the corporation, the corporation shall only indemnify such person after the court shall have determined, on application as provided in subsection (e) of this section, that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith or in a manner which he did not reasonably believe to be in the best interests of the corporation or of the participants and beneficiaries of such employee benefit plan or trust and consistent with the provisions of such employee benefit plan or trust, or, with respect to any criminal action or proceeding, that he had reasonable cause to believe that his conduct was unlawful.

(c) Except as otherwise provided in this section, a corporation shall indemnify any person made a party to any proceeding, by or in the right of the corporation, to procure a judgment in its favor by reason of the fact that he, or the person whose legal representative he is, is or was a shareholder, director, officer, employee or agent of the corporation, or an eligible outside party, against reasonable expenses actually incurred by him in connection with such proceeding in relation to matters as to which such person, or the person whose legal representative he is, is finally adjudged not to have breached his duty to the corporation, or where the court, on application as provided in subsection (e) of this section, shall have determined that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. The corporation shall not so indemnify any such person for amounts paid to the corporation, to a plaintiff or to counsel for a plaintiff in settling or otherwise disposing of a proceeding, with or without court approval; or for expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval.

(d) The conclusion provided for in subsection (b) of this section may be reached by any one of the following: (1) The Board of Directors of the corporation by a consent in writing signed by a majority of those directors who were not parties to such proceeding; (2) independent legal counsel selected by a consent in writing signed by a majority of those directors who were not parties to such proceeding; (3) in the case of any employee or agent who is not an officer or director of the corporation, the corporation's general counsel; or
(4) the shareholders of the corporation by the affirmative vote of at least a majority of the voting power of shares not owned by parties to such proceeding, represented at an annual or special meeting of shareholders, duly called with notice of such purpose stated. Such person shall also be entitled to apply to a court for such conclusion, upon application as provided in subsection (e), even though the conclusion reached by any of the foregoing shall have been adverse to him or to the person whose legal representative he is.

(e) Where an application for indemnification or for a conclusion as provided in this section is made to a court, it shall be made to the court in which the proceeding is pending or to the superior court for the judicial district where the principal office of the corporation is located. The application shall be made in such manner and form as may be required by the applicable rules of the court or, in the absence thereof, by direction of the court. The court may also direct the notice be given in such manner as it may require at the expense of the corporation to the shareholders of the corporation and to such other persons as the court may designate. In the case of an application to a court in which a proceeding is pending in which the person seeking indemnification is a party by reason of the fact that he, or the person whose legal representative he is, is or was serving at the request of the corporation as a director, partner, trustee, officer, employee or agent of another enterprise, or as a fiduciary of an employee benefit plan or trust maintained for the benefit of employees of any other enterprise, timely notice of such application shall be given by such person to the corporation.

(f) Expenses which may be indemnifiable under this section incurred in defending a proceeding may be paid by the corporation in advance of the final disposition of such proceeding as authorized by the Board of Directors upon agreement by or on behalf of the shareholder, director, officer, employee, agent or eligible outside party, or his legal representative, to repay such amount if he is later found not entitled to be indemnified by the corporation as authorized in this section.

(g) A corporation shall not indemnify any shareholder, director, officer, employee, agent or eligible outside party, other than a shareholder, director, officer, employee, agent or eligible outside party who is or was serving at the request of the corporation as a director, officer, partner, trustee, employee or agent of another enterprise, against judgments, fines, penalties, amounts paid in settlement and expenses to an extent either greater or less than that authorized in this section. No provision made a part of the incorporation, the bylaws, a resolution or shareholders or directors, an agreement, or otherwise on or after October 1, 1982, shall be valid unless consistent with this section. Notwithstanding the foregoing, the corporation may procure insurance providing greater indemnification and may share the premium cost with any shareholder, director, officer, employee, agent or eligible outside party on such basis as may be agreed upon. The rights and remedies provided in this section shall be exclusive."

The registrant hereby undertakes that insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant, pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the Town of Simsbury, and State of Connecticut, on the 10th day of April, 1997.


                         HARTFORD LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT VL I
                          (Registrant)

                         By:  /s/ Gregory A. Boyko
                              ------------------------------------------------
                                Gregory A. Boyko, Vice President & Controller

                         HARTFORD LIFE INSURANCE COMPANY
                          (Depositor)

                         By:  /s/ Gregory A. Boyko
                              ------------------------------------------------
                                Gregory A. Boyko, Vice President & Controller

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


Bruce D. Gardner, Vice President
    Director *
Joseph H. Gareau, Executive Vice
    President and Chief Investment
    Officer, Director *
John P. Ginnetti, Executive Vice
   President, Director *
Thomas M. Marra, Executive Vice         *By:   /s/ Lynda Godkin
   President, Director *                       -------------------------------
Leonard E. Odell, Jr., Senior                         Lynda Godkin
   Vice President, Director *                         Attorney-In-Fact
Lowndes A. Smith, President,
   Chief Operating Officer,             Dated:  April 10, 1997
   Director *                                  -----------------
Raymond P. Welnicki, Senior Vice
   President, Director *
Lizabeth H. Zlatkus, Vice President
   Director *


(VL I/VUL)

                                       EXHIBIT INDEX


(1) (A6a) Charter of Hartford.

(2)       Opinion and Consent of Lynda Godkin, General Counsel and Secretary.

(5)       Opinion and Consent of Ken A. McCullum, FSA, MAAA.

(6)       Consent of Arthur Andersen, LLP.

(7)       Copy of Power of Attorney.

(8)       Financial Data Schedule.